UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 8 of its series:

The following 8 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

The following 11 series of Wells Fargo Funds Trust have a July 31 fiscal year end:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: October 31, 2018

ITEM 1.	INVESTMENTS

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.91%
Communication Services : 13.10%
Entertainment : 4.46%
Activision Blizzard Incorporated	24,950	$1,722,795
Netflix Incorporated †	5,150	1,554,167
Nintendo Company Limited ADR	39,150	1,531,940
		4,808,902

Interactive Media & Services : 8.64%
Alphabet Incorporated Class A †	5,758	6,279,560
Facebook Incorporated Class A †	11,224	1,703,691
Tencent Holdings Limited ADR	38,700	1,328,571
		9,311,822

Consumer Discretionary : 16.19%
Auto Components : 1.48%
Aptiv plc	20,800	1,597,440

Automobiles : 1.05%
Ferrari NV «	9,650	1,130,112

Hotels, Restaurants & Leisure : 0.47%
Melco Crown Entertainment Limited ADR	30,600	508,878

Internet & Direct Marketing Retail : 10.34%
Alibaba Group Holding Limited ADR †	12,400	1,764,272
Amazon.com Incorporated †	4,905	7,838,239
MercadoLibre Incorporated	4,750	1,541,375
		11,143,886

Specialty Retail : 2.85%
The Home Depot Incorporated	17,433	3,066,116

Energy : 0.82%
Oil, Gas & Consumable Fuels : 0.82%
Pioneer Natural Resources Company	6,000	883,620

Financials : 5.44%
Capital Markets : 5.44%
Intercontinental Exchange Incorporated	32,875	2,532,690
Raymond James Financial Incorporated	24,550	1,882,740
S&P Global Incorporated	7,913	1,442,698
		5,858,128

Health Care : 13.70%
Biotechnology : 1.51%
Celgene Corporation †	22,650	1,621,740

Health Care Equipment & Supplies : 5.39%
Boston Scientific Corporation †	62,250	2,249,715
Edwards Lifesciences Corporation †	13,450	1,985,220
Medtronic plc	17,550	1,576,341
		5,811,276

Health Care Providers & Services : 5.38%
UnitedHealth Group Incorporated	22,200	5,801,970

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Life Sciences Tools & Services : 1.42%
Illumina Incorporated †	4,900	$1,524,635

Industrials : 10.79%
Aerospace & Defense : 1.02%
Teledyne Technologies Incorporated †	5,000	1,106,400

Commercial Services & Supplies : 5.43%
Cintas Corporation	11,850	2,155,160
Waste Connections Incorporated	48,330	3,694,345
		5,849,505

Electrical Equipment : 1.20%
Rockwell Automation Incorporated	7,850	1,293,131

Road & Rail : 3.14%
Union Pacific Corporation	23,150	3,384,993

Information Technology : 32.06%
Communications Equipment : 1.64%
Motorola Solutions Incorporated	14,400	1,764,864

IT Services : 15.77%
Black Knight Incorporated †	32,700	1,594,779
Fidelity National Information Services Incorporated	22,050	2,295,405
First Data Corporation Class A †	173,500	3,251,390
FleetCor Technologies Incorporated †	9,100	1,820,273
PayPal Holdings Incorporated †	12,850	1,081,842
Total System Services Incorporated	13,900	1,266,985
Visa Incorporated Class A	41,233	5,683,969
		16,994,643

Semiconductors & Semiconductor Equipment : 0.74%
Infineon Technologies AG ADR	39,700	800,352

Software : 13.91%
Autodesk Incorporated †	9,500	1,227,875
Microsoft Corporation	76,300	8,149,603
Red Hat Incorporated †	9,750	1,673,490
Salesforce.com Incorporated †	18,430	2,529,333
ServiceNow Incorporated †	7,780	1,408,491
		14,988,792

Materials : 5.93%
Chemicals : 4.37%
Air Products & Chemicals Incorporated	15,200	2,346,120
The Sherwin-Williams Company	6,000	2,360,820
		4,706,940

Construction Materials : 1.56%
Vulcan Materials Company	16,650	1,683,981

Real Estate : 0.88%
Equity REITs : 0.88%
SBA Communications Corporation †	5,850	948,695

Total Common Stocks (Cost $67,337,913)		106,590,821

2

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 2.71%
Investment Companies : 2.71%
Securities Lending Cash Investment LLC (l)(r)(u)		2.33%	1,128,012	$1,128,125
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.07	1,790,829	1,790,829

Total Short-Term Investments (Cost $2,918,954)				2,918,954

Total investments in securities (Cost $70,256,867)	101.62%			109,509,775
Other assets and liabilities, net	(1.62)			(1,742,715)

Total net assets	100.00%			$107,767,060

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,332,367	9,294,035	9,498,390	1,128,012	$1,128,125
Wells Fargo Government Money Market Fund Select Class	922,555	11,824,822	10,956,548	1,790,829	1,790,829

					$2,918,954	2.71%

Wells Fargo Capital Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$14,120,724	$0	$0	$14,120,724
Consumer discretionary	17,446,432	0	0	17,446,432
Energy	883,620	0	0	883,620
Financials	5,858,128	0	0	5,858,128
Health care	14,759,621	0	0	14,759,621
Industrials	11,634,029	0	0	11,634,029
Information technology	34,548,651	0	0	34,548,651
Materials	6,390,921	0	0	6,390,921
Real estate	948,695	0	0	948,695
Short-term investments
Investment companies	1,790,829	1,128,125	0	2,918,954

Total assets	$108,381,650	$1,128,125	$0	$109,509,775

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.45%
Communication Services : 10.12%
Diversified Telecommunication Services : 2.55%
AT&T Incorporated	628,145	$19,271,490
Verizon Communications Incorporated	268,702	15,340,197
		34,611,687

Entertainment : 1.40%
The Walt Disney Company	75,870	8,712,152
Twenty-First Century Fox Incorporated Class A	154,150	7,016,908
Viacom Incorporated Class B	99,898	3,194,738
		18,923,798

Interactive Media & Services : 5.53%
Alphabet Incorporated Class A †	22,235	24,249,046
Alphabet Incorporated Class C †	23,240	25,024,135
Facebook Incorporated Class A †	168,765	25,616,839
		74,890,020

Media : 0.64%
Comcast Corporation Class A	139,224	5,310,003
News Corporation Class A	252,822	3,334,722
		8,644,725

Consumer Discretionary : 9.23%
Automobiles : 0.70%
Ford Motor Company	988,255	9,437,835

Hotels, Restaurants & Leisure : 0.35%
Las Vegas Sands Corporation	92,490	4,719,765

Household Durables : 0.56%
Garmin Limited	56,755	3,754,911
Pulte Group Incorporated	154,844	3,804,517
		7,559,428

Internet & Direct Marketing Retail : 2.93%
Amazon.com Incorporated †	24,871	39,744,107

Multiline Retail : 1.25%
Kohl’s Corporation	64,587	4,891,174
Macy’s Incorporated	209,770	7,193,013
Target Corporation	57,762	4,830,636
		16,914,823

Specialty Retail : 2.89%
Best Buy Company Incorporated	117,009	8,209,351
Lowe’s Companies Incorporated	35,658	3,395,355
Ross Stores Incorporated	29,546	2,925,054
The Home Depot Incorporated	94,934	16,696,992
The TJX Companies Incorporated	43,931	4,827,138

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Specialty Retail (continued)
Tractor Supply Company	33,099	$3,041,467
		39,095,357

Textiles, Apparel & Luxury Goods : 0.55%
Nike Incorporated Class B	63,685	4,778,922
PVH Corporation	22,504	2,718,258
		7,497,180

Consumer Staples : 6.69%
Beverages : 0.65%
Molson Coors Brewing Company Class B	137,372	8,791,808

Food & Staples Retailing : 3.19%
Costco Wholesale Corporation	35,561	8,130,311
The Kroger Company	303,720	9,038,707
Wal-Mart Stores Incorporated	140,723	14,111,702
Walgreens Boots Alliance Incorporated	149,476	11,923,701
		43,204,421

Food Products : 1.21%
Archer Daniels Midland Company	41,993	1,984,169
Cal-Maine Foods Incorporated	149,531	7,277,674
Tyson Foods Incorporated Class A	119,309	7,148,995
		16,410,838

Household Products : 1.17%
Kimberly-Clark Corporation	91,973	9,592,784
The Procter & Gamble Company	71,003	6,296,546
		15,889,330

Tobacco : 0.47%
Altria Group Incorporated	98,177	6,385,432

Energy : 6.54%
Energy Equipment & Services : 0.69%
Schlumberger Limited	182,331	9,355,404

Oil, Gas & Consumable Fuels : 5.85%
Chevron Corporation	178,613	19,942,141
Exxon Mobil Corporation	338,804	26,995,903
HollyFrontier Corporation	50,590	3,411,790
Kinder Morgan Incorporated	562,865	9,579,962
Marathon Petroleum Corporation	36,346	2,560,576
ONEOK Incorporated	129,298	8,481,949
Valero Energy Corporation	89,963	8,194,730
		79,167,051

Financials : 12.98%
Banks : 5.46%
Bank of America Corporation	657,690	18,086,475
Citigroup Incorporated	260,876	17,076,943
Citizens Financial Group Incorporated	92,557	3,457,004
JPMorgan Chase & Company	231,706	25,260,588
M&T Bank Corporation	8,466	1,400,361

2

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Banks (continued)
People’s United Financial Incorporated	182,492	$2,857,825
Popular Incorporated	111,279	5,787,621
		73,926,817

Capital Markets : 1.40%
Bank of New York Mellon Corporation	124,541	5,894,526
Evercore Partners Incorporated Class A	77,144	6,301,893
Waddell & Reed Financial Incorporated Class A	354,622	6,762,642
		18,959,061

Consumer Finance : 0.37%
Synchrony Financial	174,030	5,025,986

Diversified Financial Services : 1.99%
Berkshire Hathaway Incorporated Class B †	131,083	26,908,718

Insurance : 3.47%
AFLAC Incorporated	218,146	9,395,548
Everest Reinsurance Group Limited	40,617	8,848,820
MetLife Incorporated	221,991	9,143,809
Prudential Financial Incorporated	95,593	8,964,712
The Progressive Corporation	153,647	10,709,196
		47,062,085

Thrifts & Mortgage Finance : 0.29%
MGIC Investment Corporation †	322,950	3,943,220

Health Care : 16.05%
Biotechnology : 2.54%
AbbVie Incorporated	168,904	13,149,176
Amgen Incorporated	70,464	13,584,755
Gilead Sciences Incorporated	112,628	7,678,977
		34,412,908

Health Care Equipment & Supplies : 2.83%
Abbott Laboratories	216,555	14,929,302
ABIOMED Incorporated †	7,449	2,541,599
Baxter International Incorporated	128,166	8,011,657
ICU Medical Incorporated †	10,845	2,762,547
Medtronic plc	112,214	10,079,061
		38,324,166

Health Care Providers & Services : 4.08%
AmerisourceBergen Corporation	35,329	3,108,952
Anthem Incorporated	45,379	12,505,091
CVS Health Corporation	151,185	10,944,282
McKesson Corporation	52,085	6,498,125
UnitedHealth Group Incorporated	84,838	22,172,411
		55,228,861

Life Sciences Tools & Services : 0.52%
Thermo Fisher Scientific Incorporated	30,428	7,109,502

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Pharmaceuticals : 6.08%
Bristol-Myers Squibb Company	168,621	$8,522,105
Eli Lilly & Company	108,043	11,716,183
Johnson & Johnson	216,066	30,247,079
Merck & Company Incorporated	270,979	19,946,764
Nektar Therapeutics †	43,298	1,674,767
Pfizer Incorporated	236,874	10,199,794
		82,306,692

Industrials : 8.81%
Aerospace & Defense : 1.55%
Huntington Ingalls Industries Incorporated	12,064	2,635,743
Raytheon Company	53,989	9,450,235
The Boeing Company	7,640	2,711,130
United Technologies Corporation	50,316	6,249,750
		21,046,858

Air Freight & Logistics : 0.56%
C.H. Robinson Worldwide Incorporated	50,052	4,456,130
FedEx Corporation	13,945	3,072,641
		7,528,771

Airlines : 0.26%
United Continental Holdings Incorporated †	41,039	3,509,245

Building Products : 0.02%
Resideo Technologies Incorporated †	9,758	205,409

Commercial Services & Supplies : 0.70%
Waste Management Incorporated	105,705	9,457,426

Construction & Engineering : 1.04%
Fluor Corporation	157,300	6,899,178
KBR Incorporated	211,340	4,180,305
Quanta Services Incorporated †	97,449	3,040,409
		14,119,892

Electrical Equipment : 0.97%
AMETEK Incorporated	51,092	3,427,251
Eaton Corporation plc	35,742	2,561,629
Emerson Electric Company	105,255	7,144,709
		13,133,589
Industrial Conglomerates : 0.62%
Honeywell International Incorporated	58,257	8,436,779

Machinery : 1.53%
Caterpillar Incorporated	74,229	9,005,462
Cummins Incorporated	22,784	3,114,345
Ingersoll-Rand plc	28,835	2,766,430
Meritor Incorporated †	130,757	2,221,561
Paccar Incorporated	63,755	3,647,424
		20,755,222

Professional Services : 0.44%
Manpower Incorporated	78,024	5,952,451

4

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Road & Rail : 0.51%
CSX Corporation	50,450	$3,473,987
Norfolk Southern Corporation	20,450	3,432,124
		6,906,111

Trading Companies & Distributors : 0.61%
W.W. Grainger Incorporated	29,292	8,318,049

Information Technology : 20.72%
Communications Equipment : 1.51%
Cisco Systems Incorporated	446,062	20,407,337

IT Services : 3.52%
Accenture plc Class A	83,317	13,132,426
Fidelity National Information Services Incorporated	21,841	2,273,648
International Business Machines Corporation	96,408	11,128,375
MasterCard Incorporated Class A	20,696	4,090,978
Total System Services Incorporated	92,187	8,402,845
Visa Incorporated Class A	63,183	8,709,777
		47,738,049

Semiconductors & Semiconductor Equipment : 3.42%
Cypress Semiconductor Corporation	393,464	5,091,424
Intel Corporation	457,460	21,445,725
Micron Technology Incorporated †	266,506	10,052,606
NVIDIA Corporation	19,875	4,190,246
Texas Instruments Incorporated	59,034	5,480,126
		46,260,127

Software : 6.18%
Adobe Systems Incorporated †	19,470	4,784,947
Intuit Incorporated	14,419	3,042,409
Microsoft Corporation	530,227	56,633,546
Oracle Corporation	331,678	16,199,154
Salesforce.com Incorporated †	22,038	3,024,495
		83,684,551

Technology Hardware, Storage & Peripherals : 6.09%
Apple Incorporated	310,120	67,872,863
HP Incorporated	376,097	9,078,982
Western Digital Corporation	129,155	5,562,706
		82,514,551

Materials : 2.44%
Chemicals : 1.23%
Huntsman Corporation	265,579	5,810,869
LyondellBasell Industries NV Class A	87,714	7,830,229
Trinseo SA	55,823	3,007,743
		16,648,841

Containers & Packaging : 0.25%
Avery Dennison Corporation	37,719	3,421,868

5

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name		Shares	Value
Metals & Mining : 0.55%
Freeport-McMoRan Incorporated		637,552	$7,427,481

Paper & Forest Products : 0.41%
Louisiana-Pacific Corporation		254,789	5,546,757

Real Estate : 3.37%
Equity REITs : 2.96%
American Tower Corporation		77,288	12,042,243
Crown Castle International Corporation		85,222	9,267,040
Equinix Incorporated		12,664	4,796,363
Kimco Realty Corporation		244,757	3,938,140
Prologis Incorporated		62,561	4,033,308
Weyerhaeuser Company		226,748	6,038,299
			40,115,393

Real Estate Management & Development : 0.41%
CBRE Group Incorporated Class A †		139,073	5,603,251

Utilities : 2.50%
Electric Utilities : 0.97%
Exelon Corporation		232,019	10,164,752
Otter Tail Corporation		67,208	3,029,065
			13,193,817

Gas Utilities : 0.54%
UGI Corporation		137,195	7,279,567

Multi-Utilities : 0.99%
CenterPoint Energy Incorporated		302,090	8,159,451
DTE Energy Company		46,011	5,171,636
			13,331,087

Total Common Stocks (Cost $1,094,354,190)			1,346,993,504

Total investments in securities (Cost $1,094,354,190)	99.45%		1,346,993,504
Other assets and liabilities, net	0.55		7,461,663

Total net assets	100.00%		$1,354,455,167

†	Non-income-earning security

Abbreviations:

REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	9,015,872	65,732,477	74,748,349	0	$0	0.00%

*	No longer held at the end of the period

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$137,070,230	$0	$0	$137,070,230
Consumer discretionary	124,968,495	0	0	124,968,495
Consumer staples	90,681,829	0	0	90,681,829
Energy	88,522,455	0	0	88,522,455
Financials	175,825,887	0	0	175,825,887
Health care	217,382,129	0	0	217,382,129
Industrials	119,369,802	0	0	119,369,802
Information technology	280,604,615	0	0	280,604,615
Materials	33,044,947	0	0	33,044,947
Real estate	45,718,644	0	0	45,718,644
Utilities	33,804,471	0	0	33,804,471

Total assets	$1,346,993,504	$0	$0	$1,346,993,504

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 96.71%
Communication Services : 13.45%
Entertainment : 4.77%
Activision Blizzard Incorporated	37,100	$2,561,755
Netflix Incorporated †	6,500	1,961,570
Nintendo Company Limited ADR	50,200	1,964,326
		6,487,651

Interactive Media & Services : 8.68%
Alphabet Incorporated Class A †	6,299	6,869,563
Alphabet Incorporated Class C †	1,250	1,345,963
Facebook Incorporated Class A †	13,349	2,026,245
Tencent Holdings Limited ADR	45,900	1,575,747
		11,817,518

Consumer Discretionary : 16.74%
Auto Components : 1.55%
Aptiv plc	27,400	2,104,320

Automobiles : 1.36%
Ferrari NV «	15,800	1,850,338

Internet & Direct Marketing Retail : 10.81%
Alibaba Group Holding Limited ADR †	17,500	2,489,900
Amazon.com Incorporated †	6,453	10,311,959
MercadoLibre Incorporated	5,900	1,914,550
		14,716,409

Specialty Retail : 3.02%
The Home Depot Incorporated	23,383	4,112,602

Financials : 7.12%
Capital Markets : 7.12%
Intercontinental Exchange Incorporated	48,215	3,714,484
Raymond James Financial Incorporated	40,300	3,090,607
S&P Global Incorporated	15,778	2,876,645
		9,681,736

Health Care : 13.12%
Biotechnology : 1.51%
Celgene Corporation †	28,679	2,053,416

Health Care Equipment & Supplies : 5.88%
Boston Scientific Corporation †	98,600	3,563,404
Edwards Lifesciences Corporation †	16,700	2,464,920
Medtronic plc	22,000	1,976,040
		8,004,364

Health Care Providers & Services : 5.73%
UnitedHealth Group Incorporated	29,800	7,788,230

Industrials : 9.22%
Commercial Services & Supplies : 5.65%
Cintas Corporation	14,900	2,709,863

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Endeavor Select Fund

Security name			Shares	Value
Commercial Services & Supplies (continued)
Waste Connections Incorporated			65,160	$4,980,830
				7,690,693

Road & Rail : 3.57%
Union Pacific Corporation			33,200	4,854,504

Information Technology : 28.96%
Communications Equipment : 1.75%
Motorola Solutions Incorporated			19,500	2,389,920

IT Services : 15.79%
Fidelity National Information Services Incorporated			27,800	2,893,980
First Data Corporation Class A †			216,000	4,047,840
FleetCor Technologies Incorporated †			11,400	2,280,342
PayPal Holdings Incorporated †			25,800	2,172,102
Total System Services Incorporated			25,800	2,351,670
Visa Incorporated Class A			56,158	7,741,380
				21,487,314

Software : 11.42%
Microsoft Corporation			101,900	10,883,939
Salesforce.com Incorporated †			33,900	4,652,436
				15,536,375

Materials : 6.55%
Chemicals : 5.01%
Air Products & Chemicals Incorporated			20,700	3,195,045
The Sherwin-Williams Company			9,200	3,619,924
				6,814,969

Construction Materials : 1.54%
Vulcan Materials Company			20,700	2,093,598

Real Estate : 1.55%
Equity REITs : 1.55%
SBA Communications Corporation †			13,000	2,108,210

Total Common Stocks (Cost $84,577,467)				131,592,167

		Yield
Short-Term Investments : 3.43%
Investment Companies : 3.43%
Securities Lending Cash Investment LLC (l)(r)(u)		2.33%	1,555,469	1,555,625
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.07	3,116,038	3,116,038
Total Short-Term Investments (Cost $4,671,663)				4,671,663

Total investments in securities (Cost $89,249,130)	100.14%			136,263,830
Other assets and liabilities, net	(0.14)			(185,711)

Total net assets	100.00%			$136,078,119

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2018 (unaudited)

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	2,171,758	12,228,424	12,844,713	1,555,469	$1,555,625
Wells Fargo Government Money Market Fund Select Class	2,588,003	13,706,470	13,178,435	3,116,038	3,116,038

					$4,671,663	3.43%

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$18,305,169	$0	$0	$18,305,169
Consumer discretionary	22,783,669	0	0	22,783,669
Financials	9,681,736	0	0	9,681,736
Health care	17,846,010	0	0	17,846,010
Industrials	12,545,197	0	0	12,545,197
Information technology	39,413,609	0	0	39,413,609
Materials	8,908,567	0	0	8,908,567
Real estate	2,108,210	0	0	2,108,210
Short-term investments
Investment companies	3,116,038	1,555,625	0	4,671,663

Total assets	$134,708,205	$1,555,625	$0	$136,263,830

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.38%
Communication Services : 10.66%
Entertainment : 1.36%
Activision Blizzard Incorporated	445,280	$30,746,580
Electronic Arts Incorporated †	22,270	2,026,125
Netflix Incorporated †	86,640	26,146,219
		58,918,924

Interactive Media & Services : 9.30%
Alphabet Incorporated Class A †	235,635	256,978,818
Alphabet Incorporated Class C †	22,090	23,785,849
CarGurus Incorporated †	554,800	24,644,216
Eventbrite Incorporated Class A †«	319,577	9,044,029
Facebook Incorporated Class A †	573,700	87,081,923
		401,534,835
Consumer Discretionary : 15.57%
Diversified Consumer Services : 0.76%
Bright Horizons Family Solutions Incorporated †	130,530	14,999,202
Grand Canyon Education Incorporated †	144,450	18,012,915
		33,012,117
Hotels, Restaurants & Leisure : 1.60%
Carnival Corporation	1,152,950	64,611,318
Norwegian Cruise Line Holdings Limited †	98,100	4,323,267
		68,934,585
Household Durables : 0.39%
Roku Incorporated †«	304,500	16,930,200
Internet & Direct Marketing Retail : 7.45%
Amazon.com Incorporated †	197,070	314,919,831
Farfetch Limited Class A †	321,918	6,612,196
		321,532,027
Leisure Products : 0.26%
Yeti Holdings Incorporated †	700,905	11,165,417
Multiline Retail : 0.32%
Dollar Tree Incorporated †	162,210	13,674,303
Specialty Retail : 4.79%
Burlington Stores Incorporated †	689,450	118,233,781
Five Below Incorporated †	242,875	27,644,033
The Home Depot Incorporated	244,710	43,039,595
Ulta Beauty Incorporated †	65,900	18,090,868
		207,008,277
Consumer Staples : 3.66%
Beverages : 2.55%
Constellation Brands Incorporated Class A	247,810	49,371,186

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Beverages (continued)
The Coca-Cola Company	1,269,300	$60,774,084
		110,145,270

Food & Staples Retailing : 0.31%
Costco Wholesale Corporation	58,170	13,299,407
Personal Products : 0.80%
The Estee Lauder Companies Incorporated Class A	251,260	34,533,174
Energy : 1.24%
Oil, Gas & Consumable Fuels : 1.24%
Concho Resources Incorporated †	384,850	53,528,787
Financials : 5.26%
Capital Markets : 5.06%
BlackRock Incorporated	51,300	21,231,408
CME Group Incorporated	73,910	13,543,268
MarketAxess Holdings Incorporated	508,921	106,705,466
Raymond James Financial Incorporated	617,640	47,366,812
The Charles Schwab Corporation	642,450	29,706,888
		218,553,842
Thrifts & Mortgage Finance : 0.20%
LendingTree Incorporated †«	41,260	8,321,729
Health Care : 8.07%
Biotechnology : 3.35%
Agios Pharmaceuticals Incorporated †«	181,200	11,426,472
Alexion Pharmaceuticals Incorporated †	164,300	18,413,101
Neurocrine Biosciences Incorporated †	355,040	38,042,536
Sage Therapeutics Incorporated †	108,700	13,987,516
Vertex Pharmaceuticals Incorporated †	370,500	62,784,930
		144,654,555
Health Care Equipment & Supplies : 2.09%
Boston Scientific Corporation †	1,598,820	57,781,355
ICU Medical Incorporated †	34,730	8,846,773
Novocure Limited †	459,300	15,221,202
Stryker Corporation	51,000	8,273,220
		90,122,550
Health Care Technology : 1.55%
Veeva Systems Incorporated Class A †	731,350	66,808,823
Life Sciences Tools & Services : 0.10%
PRA Health Sciences Incorporated †	46,550	4,509,299
Pharmaceuticals : 0.98%
Elanco Animal Health Incorporated †«	386,005	11,765,432
Zoetis Incorporated	340,970	30,738,446
		42,503,878

2

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Industrials : 14.84%
Aerospace & Defense : 1.53%
The Boeing Company	185,880	$65,961,377

Air Freight & Logistics : 1.26%
XPO Logistics Incorporated †	608,322	54,371,820
Commercial Services & Supplies : 3.87%
Casella Waste Systems Incorporated Class A †	666,980	21,716,869
Copart Incorporated †	594,870	29,095,092
KAR Auction Services Incorporated	761,890	43,382,017
Waste Connections Incorporated	956,305	73,099,954
		167,293,932
Industrial Conglomerates : 0.52%
Roper Industries Incorporated	78,690	22,261,401
Machinery : 1.51%
Fortive Corporation	121,960	9,055,530
Milacron Holdings Corporation †(l)	4,024,435	56,342,090
		65,397,620
Professional Services : 0.73%
ASGN Incorporated †	187,000	12,543,960
CoStar Group Incorporated †	52,100	18,829,982
		31,373,942
Road & Rail : 4.68%
CSX Corporation	1,029,980	70,924,423
Norfolk Southern Corporation	461,490	77,451,867
Union Pacific Corporation	367,760	53,773,867
		202,150,157
Trading Companies & Distributors : 0.74%
SiteOne Landscape Supply Incorporated †	467,200	31,788,288
Information Technology : 35.33%
IT Services : 12.32%
Global Payments Incorporated	549,870	62,811,650
MasterCard Incorporated Class A	666,070	131,662,057
MongoDB Incorporated †«	499,020	40,670,130
PayPal Holdings Incorporated †	1,117,890	94,115,159
Shopify Incorporated Class A †«	156,810	21,663,302
Square Incorporated Class A †	433,800	31,862,610
Twilio Incorporated Class A †	169,630	12,759,569
Visa Incorporated Class A	988,410	136,252,319
		531,796,796
Semiconductors & Semiconductor Equipment : 7.16%
Microchip Technology Incorporated «	1,733,190	114,009,238
Monolithic Power Systems Incorporated	717,270	84,723,932
NVIDIA Corporation	125,100	26,374,833
Texas Instruments Incorporated	903,780	83,897,897
		309,005,900

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Growth Fund

Security name			Shares	Value
Software : 13.17%
2U Incorporated †			222,010	$13,966,649
Adobe Systems Incorporated †			74,520	18,314,035
Anaplan Incorporated †			101,239	2,328,497
BlackLine Incorporated †			519,530	24,095,801
Dropbox Incorporated Class A †«			748,800	17,574,336
Envestnet Incorporated †			1,469,770	76,457,435
Microsoft Corporation			1,513,450	161,651,595
Mimecast Limited †			610,500	21,282,030
New Relic Incorporated †			154,560	13,794,480
Pivotal Software Incorporated Class A †«			1,767,664	36,060,346
Proofpoint Incorporated †			646,690	58,816,456
SailPoint Technologies Holdings Incorporated †			547,071	14,245,729
Salesforce.com Incorporated †			203,180	27,884,423
SendGrid Incorporated †			626,000	22,736,320
ServiceNow Incorporated †			89,090	16,128,854
Splunk Incorporated †			221,900	22,154,496
The Ultimate Software Group Incorporated †			80,220	21,389,059
				568,880,541

Technology Hardware, Storage & Peripherals : 2.68%
Apple Incorporated			528,340	115,632,492

Materials : 2.75%
Chemicals : 2.75%
Linde plc			379,260	62,756,152
PolyOne Corporation			1,736,663	56,111,582
				118,867,734

Total Common Stocks (Cost $2,194,504,163)				4,204,473,999

		Yield
Short-Term Investments : 5.86%
Investment Companies : 5.86%
Securities Lending Cash Investment LLC (l)(r)(u)		2.33%	230,016,599	230,039,601
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.07	22,851,106	22,851,106
Total Short-Term Investments (Cost $252,886,367)				252,890,707

Total investments in securities (Cost $2,447,390,530)	103.24%			4,457,364,706
Other assets and liabilities, net	(3.24)			(139,784,857)

Total net assets	100.00%			$4,317,579,849

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Industrials
Machinery
Milacron Holdings Corporation †	3,945,835	78,600	0	4,024,435	$56,342,090	1.30%
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	149,251,008	305,407,588	224,641,997	230,016,599	230,039,601
Wells Fargo Government Money Market Fund Select Class	17,742,561	179,116,634	174,008,089	22,851,106	22,851,106
					252,890,707	5.86

					$309,232,797	7.16%

†	Non-income-earning security

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$460,453,759	$0	$0	$460,453,759
Consumer discretionary	672,256,926	0	0	672,256,926
Consumer staples	157,977,851	0	0	157,977,851
Energy	53,528,787	0	0	53,528,787
Financials	226,875,571	0	0	226,875,571
Health care	348,599,105	0	0	348,599,105
Industrials	640,598,537	0	0	640,598,537
Information technology	1,525,315,729	0	0	1,525,315,729
Materials	118,867,734	0	0	118,867,734
Short-term investments
Investment companies	22,851,106	230,039,601	0	252,890,707

Total assets	$4,227,325,105	$230,039,601	$0	$4,457,364,706

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic Value Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.59%
Communication Services : 11.19%
Diversified Telecommunication Services : 2.52%
Verizon Communications Incorporated	383,000	$21,865,470

Entertainment : 2.06%
The Walt Disney Company	155,000	17,798,650

Interactive Media & Services : 3.44%
Alphabet Incorporated Class C †	27,700	29,826,529

Media : 3.17%
Comcast Corporation Class A	719,800	27,453,172

Consumer Discretionary : 5.58%
Multiline Retail : 2.58%
Dollar Tree Incorporated †	264,600	22,305,780

Specialty Retail : 3.00%
Advance Auto Parts Incorporated	162,900	26,024,904

Consumer Staples : 6.65%
Beverages : 1.74%
Anheuser-Busch InBev NV ADR «	204,200	15,106,716

Food Products : 4.91%
Mondelez International Incorporated Class A	566,500	23,781,670
Nestle SA ADR	222,100	18,718,588
		42,500,258

Energy : 9.28%
Energy Equipment & Services : 2.61%
Schlumberger Limited	283,800	14,561,778
TechnipFMC plc	307,700	8,092,510
		22,654,288

Oil, Gas & Consumable Fuels : 6.67%
Chevron Corporation	181,700	20,286,805
Concho Resources Incorporated †	119,500	16,621,255
EOG Resources Incorporated	198,000	20,857,320
		57,765,380

Financials : 22.99%
Banks : 10.26%
Bank of America Corporation	777,300	21,375,750
BB&T Corporation	467,800	22,997,048
CIT Group Incorporated	431,700	20,453,946
US Bancorp	459,400	24,012,838
		88,839,582

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Intrinsic Value Fund

Security name	Shares	Value
Capital Markets : 3.49%
Intercontinental Exchange Incorporated	197,600	$15,223,104
UBS Group AG «	1,080,800	15,023,120
		30,246,224

Consumer Finance : 2.38%
Synchrony Financial	715,600	20,666,528

Insurance : 6.86%
American International Group Incorporated	411,200	16,978,448
Aon plc	143,900	22,474,302
The Allstate Corporation	208,700	19,976,764
		59,429,514

Health Care : 12.42%
Biotechnology : 1.95%
Gilead Sciences Incorporated	247,500	16,874,550

Health Care Equipment & Supplies : 1.90%
Abbott Laboratories	238,800	16,462,872

Health Care Providers & Services : 2.64%
Cigna Corporation	107,000	22,877,670

Pharmaceuticals : 5.93%
Eli Lilly & Company	175,200	18,998,688
Merck & Company Incorporated	439,900	32,381,039
		51,379,727

Industrials : 10.45%
Aerospace & Defense : 2.22%
General Dynamics Corporation	111,300	19,208,154

Air Freight & Logistics : 1.77%
United Parcel Service Incorporated Class B	143,700	15,309,805

Electrical Equipment : 0.90%
Sensata Technologies Holding plc †	166,600	7,813,540

Industrial Conglomerates : 2.69%
Honeywell International Incorporated	161,300	23,359,466

Trading Companies & Distributors : 2.87%
AerCap Holdings NV †	496,300	24,854,704

Information Technology : 14.10%
Communications Equipment : 6.88%
Cisco Systems Incorporated	661,900	30,281,925
Motorola Solutions Incorporated	238,900	29,279,584
		59,561,509

IT Services : 2.09%
Accenture plc Class A	115,100	18,142,062

Software : 3.93%
Microsoft Corporation	318,600	34,029,666

2

Wells Fargo Intrinsic Value Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals : 1.20%
Apple Incorporated	47,500	$10,395,850

Materials : 2.30%
Construction Materials : 2.30%
Vulcan Materials Company	196,500	19,874,010

Real Estate : 0.94%
Equity REITs : 0.94%
Crown Castle International Corporation	74,900	8,144,626

Utilities : 2.69%
Electric Utilities : 2.02%
NextEra Energy Incorporated	101,200	17,457,000

Multi-Utilities : 0.67%
WEC Energy Group Incorporated	85,000	5,814,000

Total Common Stocks (Cost $681,007,018)		854,042,206

		Yield
Short-Term Investments : 3.49%
Investment Companies : 3.49%
Securities Lending Cash Investment LLC (l)(r)(u)		2.33%	18,158,809	18,160,625
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.07	12,018,718	12,018,718
Total Short-Term Investments (Cost $30,179,343)				30,179,343

Total investments in securities (Cost $711,186,361)	102.08%			884,221,549
Other assets and liabilities, net	(2.08)			(17,990,567)

Total net assets	100.00%			$866,230,982

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	22,455,104	48,637,319	52,933,614	18,158,809	$18,160,625
Wells Fargo Government Money Market Fund Select Class	9,615,845	40,181,705	37,778,832	12,018,718	12,018,718

					$30,179,343	3.49%

Wells Fargo Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$96,943,821	$0	$0	$96,943,821
Consumer discretionary	48,330,684	0	0	48,330,684
Consumer staples	57,606,974	0	0	57,606,974
Energy	80,419,668	0	0	80,419,668
Financials	199,181,848	0	0	199,181,848
Health care	107,594,819	0	0	107,594,819
Industrials	90,545,669	0	0	90,545,669
Information technology	122,129,087	0	0	122,129,087
Materials	19,874,010	0	0	19,874,010
Real estate	8,144,626	0	0	8,144,626
Utilities	23,271,000	0	0	23,271,000
Short-term investments
Investment companies	12,018,718	18,160,625	0	30,179,343

Total assets	$866,060,924	$18,160,625	$0	$884,221,549

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.42%
Communication Services : 2.01%
Interactive Media & Services : 2.01%
Alphabet Incorporated Class C †	20,104	$21,647,384

Consumer Discretionary : 10.86%
Auto Components : 1.74%
Lear Corporation	140,899	18,725,477

Multiline Retail : 4.72%
Macy’s Incorporated	669,508	22,957,429
Target Corporation	333,256	27,870,199
		50,827,628

Specialty Retail : 4.40%
The Home Depot Incorporated	138,427	24,346,541
The TJX Companies Incorporated	208,782	22,940,966
		47,287,507

Consumer Staples : 6.66%
Food & Staples Retailing : 6.66%
Costco Wholesale Corporation	116,776	26,698,498
Sysco Corporation	311,214	22,198,895
Wal-Mart Stores Incorporated	226,789	22,742,401
		71,639,794

Energy : 6.77%
Oil, Gas & Consumable Fuels : 6.77%
Chevron Corporation	150,488	16,801,985
Exxon Mobil Corporation	189,158	15,072,109
Marathon Petroleum Corporation	269,458	18,983,316
Valero Energy Corporation	240,931	21,946,405
		72,803,815

Financials : 13.43%
Banks : 6.16%
Bank of America Corporation	764,888	21,034,420
Citizens Financial Group Incorporated	483,415	18,055,550
JPMorgan Chase & Company	248,813	27,125,593
		66,215,563

Capital Markets : 3.30%
Evercore Partners Incorporated Class A	199,581	16,303,772
Northern Trust Corporation	204,042	19,194,231
		35,498,003

Insurance : 3.97%
Prudential Financial Incorporated	179,629	16,845,608

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Insurance (continued)
The Progressive Corporation	371,363	$25,884,001
		42,729,609

Health Care : 17.29%
Biotechnology : 3.14%
AbbVie Incorporated	188,490	14,673,947
Amgen Incorporated	98,914	19,069,630
		33,743,577

Health Care Equipment & Supplies : 4.25%
Abbott Laboratories	367,619	25,343,654
Baxter International Incorporated	326,733	20,424,080
		45,767,734

Health Care Providers & Services : 6.25%
Centene Corporation †	175,377	22,855,131
Encompass Health Corporation	294,665	19,830,955
UnitedHealth Group Incorporated	93,821	24,520,118
		67,206,204

Life Sciences Tools & Services : 1.76%
Agilent Technologies Incorporated	291,686	18,898,336

Pharmaceuticals : 1.89%
Johnson & Johnson	145,678	20,393,463

Industrials : 8.42%
Aerospace & Defense : 1.59%
Northrop Grumman Corporation	65,192	17,077,044

Construction & Engineering : 1.56%
EMCOR Group Incorporated	237,273	16,841,638

Machinery : 3.39%
Allison Transmission Holdings Incorporated	451,969	19,922,794
Cummins Incorporated	120,813	16,513,929
		36,436,723

Trading Companies & Distributors : 1.88%
Applied Industrial Technologies Incorporated	308,300	20,264,559

Information Technology : 25.19%
Communications Equipment : 2.03%
Cisco Systems Incorporated	477,900	21,863,925

Electronic Equipment, Instruments & Components : 4.02%
Jabil Circuit Incorporated	662,415	16,381,523
Zebra Technologies Corporation Class A †	161,571	26,869,257
		43,250,780

Semiconductors & Semiconductor Equipment : 5.61%
Intel Corporation	431,963	20,250,425
NVIDIA Corporation	113,221	23,870,383

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corporation †	955,283	$16,239,811
		60,360,619

Software : 5.09%
Microsoft Corporation	271,578	29,007,246
VMware Incorporated Class A †	181,792	25,703,571
		54,710,817

Technology Hardware, Storage & Peripherals : 8.44%
Apple Incorporated	166,694	36,482,649
HP Incorporated	966,523	23,331,865
NetApp Incorporated	394,940	30,998,841
		90,813,355

Materials : 3.30%
Chemicals : 1.41%
Huntsman Corporation	690,792	15,114,529

Containers & Packaging : 1.89%
Avery Dennison Corporation	224,584	20,374,260

Real Estate : 3.87%
Equity REITs : 3.87%
American Tower Corporation	141,766	22,088,560
Prologis Incorporated	303,321	19,555,105
		41,643,665

Utilities : 1.62%
Multi-Utilities : 1.62%
CenterPoint Energy Incorporated	643,500	17,380,935

Total Common Stocks (Cost $849,030,663)		1,069,516,943

		Yield
Short-Term Investments : 0.64%
Investment Companies : 0.64%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.07%	6,906,266	6,906,266

Total Short-Term Investments (Cost $6,906,266)				6,906,266

Total investments in securities (Cost $855,936,929)	100.06%			1,076,423,209
Other assets and liabilities, net	(0.06)			(682,550)

Total net assets	100.00%			$1,075,740,659

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	10,016,109	26,899,701	30,009,544	6,906,266	$6,906,266	0.64%

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer services	$21,647,384	$0	$0	$21,647,384
Consumer discretionary	116,840,612	0	0	116,840,612
Consumer staples	71,639,794	0	0	71,639,794
Energy	72,803,815	0	0	72,803,815
Financials	144,443,175	0	0	144,443,175
Health care	186,009,314	0	0	186,009,314
Industrials	90,619,964	0	0	90,619,964

Information technology	270,999,496	0	0	270,999,496
Materials	35,488,789	0	0	35,488,789
Real estate	41,643,665	0	0	41,643,665
Utilities	17,380,935	0	0	17,380,935
Short-term investments
Investment companies	6,906,266	0	0	6,906,266

Total assets	$1,076,423,209	$0	$0	$1,076,423,209

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.56%
Communication Services : 12.60%
Entertainment : 2.46%
Activision Blizzard Incorporated	222,380	$15,355,336
Netflix Incorporated †	27,720	8,365,342
		23,720,678

Interactive Media & Services : 10.14%
Alphabet Incorporated Class A †	42,630	46,491,425
Alphabet Incorporated Class C †	27,870	30,009,580
Facebook Incorporated Class A †	135,870	20,623,707
Match Group Incorporated †«	13,800	713,736
		97,838,448

Consumer Discretionary : 15.20%
Hotels, Restaurants & Leisure : 3.47%
Carnival Corporation	451,440	25,298,698
Marriott International Incorporated Class A	70,300	8,217,367
		33,516,065

Internet & Direct Marketing Retail : 7.86%
Amazon.com Incorporated †	47,480	75,873,515

Multiline Retail : 0.53%
Dollar Tree Incorporated †	59,940	5,052,942

Specialty Retail : 3.34%
Burlington Stores Incorporated †	92,300	15,828,527
The Home Depot Incorporated	93,060	16,367,393
		32,195,920

Consumer Staples : 4.82%
Beverages : 2.66%
Constellation Brands Incorporated Class A	32,090	6,393,291
The Coca-Cola Company	403,080	19,299,470
		25,692,761

Food & Staples Retailing : 0.77%
Costco Wholesale Corporation	32,510	7,432,761

Personal Products : 1.39%
The Estee Lauder Companies Incorporated Class A	97,140	13,350,922

Energy : 1.32%
Oil, Gas & Consumable Fuels : 1.32%
Concho Resources Incorporated †	91,740	12,760,117

Financials : 5.82%
Capital Markets : 5.23%
BlackRock Incorporated	19,700	8,104,974
CME Group Incorporated	58,830	10,780,009
Morgan Stanley	70,300	3,209,898

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Capital Markets (continued)
TD Ameritrade Holding Corporation	95,900	$4,959,948
The Charles Schwab Corporation	436,990	20,206,418
The Goldman Sachs Group Incorporated	14,400	3,245,328
		50,506,575

Insurance : 0.59%
The Progressive Corporation	81,970	5,713,309

Health Care : 8.51%
Biotechnology : 1.63%
Vertex Pharmaceuticals Incorporated †	92,790	15,724,193

Health Care Equipment & Supplies : 4.15%
Abbott Laboratories	139,090	9,588,865
Baxter International Incorporated	112,490	7,031,750
Boston Scientific Corporation †	418,340	15,118,808
Stryker Corporation	51,300	8,321,886
		40,061,309

Life Sciences Tools & Services : 0.99%
Agilent Technologies Incorporated	147,470	9,554,581

Pharmaceuticals : 1.74%
Zoetis Incorporated	185,890	16,757,984

Industrials : 13.10%
Aerospace & Defense : 1.91%
The Boeing Company	52,040	18,466,914

Air Freight & Logistics : 0.81%
FedEx Corporation	14,000	3,084,760
XPO Logistics Incorporated †	52,600	4,701,388
		7,786,148

Commercial Services & Supplies : 2.57%
KAR Auction Services Incorporated	144,950	8,253,453
Waste Connections Incorporated	216,180	16,524,799
		24,778,252

Industrial Conglomerates : 1.29%
3M Company	12,260	2,332,588
Roper Industries Incorporated	35,830	10,136,307
		12,468,895

Machinery : 0.84%
Fortive Corporation	109,360	8,119,980

Road & Rail : 5.68%
CSX Corporation	277,200	19,087,992
Norfolk Southern Corporation	121,370	20,369,527
Union Pacific Corporation	104,750	15,316,545
		54,774,064

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name		Shares	Value
Information Technology : 34.84%
IT Services : 13.23%
MasterCard Incorporated Class A		184,180	$36,406,861
PayPal Holdings Incorporated †		311,580	26,231,920
Shopify Incorporated Class A †«		43,130	5,958,410
Square Incorporated Class A †		179,770	13,204,107
Visa Incorporated Class A		269,930	37,209,851
Worldpay Incorporated Class A †		94,580	8,686,227
			127,697,376

Semiconductors & Semiconductor Equipment : 6.91%
Microchip Technology Incorporated «		310,620	20,432,584
NVIDIA Corporation		51,800	10,920,994
Texas Instruments Incorporated		380,120	35,286,540
			66,640,118

Software : 11.94%
Adobe Systems Incorporated †		46,040	11,314,790
Microsoft Corporation		613,100	65,485,211
Salesforce.com Incorporated †		99,580	13,666,359
ServiceNow Incorporated †		49,920	9,037,517
Splunk Incorporated †		69,980	6,986,803
The Ultimate Software Group Incorporated †		18,870	5,031,308
VMware Incorporated Class A †		26,310	3,719,971
			115,241,959

Technology Hardware, Storage & Peripherals : 2.76%
Apple Incorporated		121,440	26,578,358

Materials : 1.81%
Chemicals : 1.81%
Air Products & Chemicals Incorporated		16,220	2,503,557
Linde plc		90,240	14,932,013
			17,435,570

Real Estate : 0.54%
Real Estate Management & Development : 0.54%
CBRE Group Incorporated Class A †		130,800	5,269,932

Total Common Stocks (Cost $502,038,604)			951,009,646

Yield
Short-Term Investments : 3.55%
Investment Companies : 3.55%
Securities Lending Cash Investment LLC (l)(r)(u)	2.33%	19,795,557	19,797,536
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.07	14,439,644	14,439,644
Total Short-Term Investments (Cost $34,237,180)			34,237,180

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Large Cap Growth Fund

		Value
Total investments in securities (Cost $536,275,784)	102.11%	$985,246,826
Other assets and liabilities, net	(2.11)	(20,314,382)

Total net assets	100.00%	$964,932,444

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	38,751,625	53,644,197	72,600,265	19,795,557	$19,797,536
Wells Fargo Government Money Market Fund Select Class	10,229,653	51,923,495	47,713,504	14,439,644	14,439,644

					$34,237,180	3.55%

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$121,559,126	$0	$0	$121,559,126
Consumer discretionary	146,638,442	0	0	146,638,442
Consumer staples	46,476,444	0	0	46,476,444
Energy	12,760,117	0	0	12,760,117
Financials	56,219,884	0	0	56,219,884
Health care	82,098,067	0	0	82,098,067
Industrials	126,394,253	0	0	126,394,253
Information technology	336,157,811	0	0	336,157,811
Materials	17,435,570	0	0	17,435,570
Real estate	5,269,932	0	0	5,269,932
Short-term investments
Investment companies	14,439,644	19,797,536	0	34,237,180

Total assets	$965,449,290	$19,797,536	$0	$985,246,826

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.88%
Communication Services : 9.02%
Diversified Telecommunication Services : 4.65%
AT&T Incorporated	277,332	$8,508,548
Verizon Communications Incorporated	40,877	2,333,668
		10,842,216

Entertainment : 2.07%
Twenty-First Century Fox Incorporated Class B	33,841	1,528,936
Viacom Incorporated Class B	63,107	2,018,162
World Wrestling Entertainment Incorporated Class A	17,588	1,276,713
		4,823,811

Interactive Media & Services : 2.10%
Alphabet Incorporated Class A †	2,071	2,258,591
Cars.com Incorporated †	100,988	2,636,797
		4,895,388

Media : 0.20%
Discovery Communications Incorporated Class C †	15,535	455,331

Consumer Discretionary : 4.92%
Auto Components : 0.02%
Garrett Motion Incorporated †	3,590	54,460

Hotels, Restaurants & Leisure : 2.49%
Extended Stay America Incorporated	1	16
Marriott Vacations Worldwide Corporation	7,027	621,819
Royal Caribbean Cruises Limited	6,339	663,883
Yum China Holdings Incorporated	124,961	4,508,593
		5,794,311

Household Durables : 0.42%
Cavco Industries Incorporated †	4,931	989,208

Leisure Products : 0.30%
Callaway Golf Company	32,801	701,941

Multiline Retail : 0.26%
Dollar General Corporation	5,352	596,106

Textiles, Apparel & Luxury Goods : 1.43%
Nike Incorporated Class B	44,457	3,336,053

Consumer Staples : 9.00%
Beverages : 1.17%
Keurig Dr Pepper Incorporated	10,647	276,822
PepsiCo Incorporated	21,872	2,457,975
		2,734,797

Food & Staples Retailing : 1.05%
Wal-Mart Stores Incorporated	24,432	2,450,041

Food Products : 3.00%
Archer Daniels Midland Company	42,358	2,001,416
Ingredion Incorporated	30,434	3,079,312

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Large Company Value Fund

Security name	Shares	Value
Food Products (continued)
Tyson Foods Incorporated Class A	31,697	$1,899,284
		6,980,012

Household Products : 3.78%
The Procter & Gamble Company	99,341	8,809,560

Energy : 10.71%
Energy Equipment & Services : 0.49%
McDermott International Incorporated †	147,365	1,139,131

Oil, Gas & Consumable Fuels : 10.22%
Chevron Corporation	62,547	6,983,373
ConocoPhillips	84,891	5,933,881
Delek US Holdings Incorporated	13,858	508,866
Exxon Mobil Corporation	124,655	9,932,510
ONEOK Incorporated	6,977	457,691
		23,816,321

Financials : 21.49%
Banks : 12.40%
Bank of America Corporation	331,386	9,113,115
Citigroup Incorporated	14,229	931,430
Comerica Incorporated	54,579	4,451,463
First Bancorp Puerto Rico †	4,297	39,661
JPMorgan Chase & Company	98,065	10,691,046
PNC Financial Services Group Incorporated	10,507	1,350,044
US Bancorp	44,466	2,324,238
		28,900,997

Capital Markets : 3.00%
Affiliated Managers Group Incorporated	1,808	205,497
Ameriprise Financial Incorporated	11,018	1,401,930
Morgan Stanley	34,581	1,578,968
State Street Corporation	21,120	1,452,000
T. Rowe Price Group Incorporated	24,238	2,350,844
		6,989,239

Diversified Financial Services : 3.49%
Berkshire Hathaway Incorporated Class B †	39,611	8,131,346

Insurance : 2.60%
CNO Financial Group Incorporated	31,380	593,082
Kemper Corporation	7,053	530,315
The Progressive Corporation	29,117	2,029,455
Unum Group	79,761	2,892,134
		6,044,986

Health Care : 16.83%
Biotechnology : 1.58%
AbbVie Incorporated	21,389	1,665,134
Alexion Pharmaceuticals Incorporated †	17,380	1,947,777
Celgene Corporation †	1,024	73,318
		3,686,229

Health Care Equipment & Supplies : 0.84%
Baxter International Incorporated	5,080	317,551
Varian Medical Systems Incorporated †	13,685	1,633,578

2

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Incorporated	42	$4,449
		1,955,578

Health Care Providers & Services : 2.30%
AmerisourceBergen Corporation	402	35,376
Express Scripts Holding Company †	14,062	1,363,592
Humana Incorporated	10,752	3,445,048
McKesson Corporation	4,216	525,988
		5,370,004

Life Sciences Tools & Services : 2.22%
Agilent Technologies Incorporated	77,211	5,002,501
Bruker Corporation	5,490	172,002
		5,174,503

Pharmaceuticals : 9.89%
Johnson & Johnson	68,374	9,571,676
Mallinckrodt plc †	23,580	590,915
Merck & Company Incorporated	114,574	8,433,792
Mylan NV †	140,605	4,393,906
Nektar Therapeutics †	1,078	41,697
		23,031,986

Industrials : 5.89%
Aerospace & Defense : 1.95%
Maxar Technologies Limited	582	8,678
Moog Incorporated Class A	4,260	304,803
Raytheon Company	24,094	4,217,414
		4,530,895

Airlines : 1.52%
SkyWest Incorporated	5,146	294,814
Southwest Airlines Company	65,988	3,240,011
		3,534,825

Industrial Conglomerates : 0.10%
3M Company	1,270	241,630

Road & Rail : 2.32%
Norfolk Southern Corporation	32,208	5,405,469

Information Technology : 6.63%
Communications Equipment : 1.86%
Cisco Systems Incorporated	74,132	3,391,539
Plantronics Incorporated	15,950	940,572
		4,332,111

IT Services : 0.37%
Akamai Technologies Incorporated †	11,951	863,460

Semiconductors & Semiconductor Equipment : 1.28%
Intel Corporation	15,733	737,563
NVIDIA Corporation	1,601	337,539
Texas Instruments Incorporated	20,574	1,909,884
		2,984,986

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Large Company Value Fund

Security name		Shares	Value
Software : 3.12%
Adobe Systems Incorporated †		16,386	$4,027,023
Avaya Holdings Corporation †		1,868	30,673
Fortinet Incorporated †		3,522	289,438
Intuit Incorporated		13,863	2,925,093
			7,272,227

Materials : 2.00%
Metals & Mining : 0.57%
Freeport-McMoRan Incorporated		24,047	280,148
Newmont Mining Corporation		14,728	455,390
Southern Copper Corporation		15,540	595,804
			1,331,342

Paper & Forest Products : 1.43%
Louisiana-Pacific Corporation		152,811	3,326,695

Real Estate : 4.90%
Equity REITs : 4.68%
CoreCivic Incorporated		100,846	2,265,001
Outfront Media Incorporated		22,777	403,608
Park Hotels & Resorts Incorporated		54,189	1,575,274
Senior Housing Properties Trust		17,592	282,703
The Geo Group Incorporated		7,061	156,119
Weingarten Realty Investors		414	11,642
Weyerhaeuser Company		95,909	2,554,057
Xenia Hotels & Resorts Incorporated		178,235	3,662,729
			10,911,133

Real Estate Management & Development : 0.22%
CBRE Group Incorporated Class A †		12,534	504,995

Utilities : 6.49%
Electric Utilities : 3.58%
Avangrid Incorporated		47,839	2,248,911
Duke Energy Corporation		27,256	2,252,163
Evergy Incorporated		8,789	492,096
NextEra Energy Incorporated		12,444	2,146,590
Pinnacle West Capital Corporation		14,710	1,209,898
			8,349,658

Gas Utilities : 1.52%
UGI Corporation		66,571	3,532,257

Multi-Utilities : 1.39%
MDU Resources Group Incorporated		129,935	3,243,178

Total Common Stocks (Cost $222,734,812)			228,068,416

Yield
Short-Term Investments : 1.87%
Investment Companies : 1.87%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.07%	4,352,383	4,352,383

Total Short-Term Investments (Cost $4,352,383)			4,352,383

4

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2018 (unaudited)

		Value
Total investments in securities (Cost $227,087,195)	99.75%	$232,420,799
Other assets and liabilities, net	0.25	580,456

Total net assets	100.00%	$233,001,255

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	36	12-21-2018	$5,205,691	$4,879,980	$0	$(325,711)

As of October 31, 2018 the Fund had segregated $672,068 as cash collateral for these open futures contracts.

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Communication services	$21,016,746	$0	$0	$21,016,746
Consumer discretionary	11,472,079	0	0	11,472,079
Consumer staples	20,974,410	0	0	20,974,410
Energy	24,955,452	0	0	24,955,452
Financials	50,066,568	0	0	50,066,568
Health care	39,218,300	0	0	39,218,300
Industrials	13,712,819	0	0	13,712,819
Information technology	15,452,784	0	0	15,452,784
Materials	4,658,037	0	0	4,658,037
Real estate	11,416,128	0	0	11,416,128
Utilities	15,125,093	0	0	15,125,093
Short-term investments
Investment companies	4,352,383	0	0	4,352,383

Total assets	$232,420,799	$0	$0	$232,420,799

Liabilities
Future contracts	$325,711	$0	$0	$325,711

Total liabilities	$325,711	$0	$0	$325,711

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.47%
Communication Services : 3.55%
Diversified Telecommunication Services : 1.47%
AT&T Incorporated	17,848	$547,577

Entertainment : 1.66%
Cinemark Holdings Incorporated	134	5,570
The Madison Square Garden Company Class A †	2,212	611,883
		617,453

Media : 0.42%
Sirius XM Holdings Incorporated	25,733	154,913

Consumer Discretionary : 5.37%
Auto Components : 0.31%
Lear Corporation	868	115,357

Diversified Consumer Services : 0.29%
H&R Block Incorporated	4,045	107,354

Hotels, Restaurants & Leisure : 1.60%
Darden Restaurants Incorporated	868	92,485
Extended Stay America Incorporated	2,146	34,937
Hilton Grand Vacations Incorporated †	17,373	466,813
		594,235

Household Durables : 1.79%
Garmin Limited	1,965	130,004
NVR Incorporated †	240	537,367
		667,371

Internet & Direct Marketing Retail : 0.86%
Booking Holdings Incorporated †	172	322,428

Specialty Retail : 0.07%
Ulta Beauty Incorporated †	93	25,530

Textiles, Apparel & Luxury Goods : 0.45%
Carter’s Incorporated	1,749	167,869

Consumer Staples : 24.23%
Beverages : 3.29%
PepsiCo Incorporated	8,404	944,442
The Coca-Cola Company	5,850	280,098
		1,224,540

Food & Staples Retailing : 4.40%
Costco Wholesale Corporation	3,458	790,603
Sysco Corporation	11,852	845,403
		1,636,006

Food Products : 7.37%
Bunge Limited	913	56,423

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Food Products (continued)
Flowers Foods Incorporated	9,853	$190,261
Ingredion Incorporated	3,053	308,903
Lamb Weston Holdings Incorporated	10,704	836,625
The Hershey Company	7,888	845,199
Tyson Foods Incorporated Class A	8,448	506,204
		2,743,615

Household Products : 5.93%
Colgate-Palmolive Company	12,989	773,495
Kimberly-Clark Corporation	523	54,549
The Clorox Company	2,823	419,074
The Procter & Gamble Company	10,825	959,961
		2,207,079

Tobacco : 3.24%
Altria Group Incorporated	12,308	800,512
Philip Morris International Incorporated	4,603	405,386
		1,205,898

Energy : 0.21%
Oil, Gas & Consumable Fuels : 0.21%
EOG Resources Incorporated	729	76,793

Financials : 15.50%
Banks : 0.40%
Commerce Bancshares Incorporated	1,426	90,694
First Citizens BancShares Corporation Class A	135	57,595
		148,289

Capital Markets : 5.65%
CBOE Holdings Incorporated	7,937	895,687
CME Group Incorporated	3,418	626,314
FactSet Research Systems Incorporated	1,042	233,158
Intercontinental Exchange Incorporated	1,732	133,433
MarketAxess Holdings Incorporated	601	126,012
Morningstar Incorporated	687	85,738
		2,100,342

Diversified Financial Services : 0.02%
AXA Equitable Holdings Incorporated	405	8,217

Insurance : 5.46%
American Financial Group Incorporated	6,364	636,591
American National Insurance Company	379	46,708
Arch Capital Group Limited †	6,753	191,583
Everest Reinsurance Group Limited	1,459	317,858
The Progressive Corporation	12,051	839,955
		2,032,695

Mortgage REITs : 3.97%
AGNC Investment Corporation	15,735	280,712
Chimera Investment Corporation	12,137	225,748
MFA Financial Incorporated	55,154	382,217
Starwood Property Trust Incorporated	8,680	188,530

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Mortgage REITs (continued)
Two Harbors Investment Corporation	27,325	$401,404
		1,478,611

Health Care : 7.63%
Health Care Equipment & Supplies : 1.20%
ICU Medical Incorporated †	830	211,426
IDEXX Laboratories Incorporated †	448	95,030
Varian Medical Systems Incorporated †	1,189	141,931
		448,387

Health Care Providers & Services : 2.22%
Humana Incorporated	2,432	779,237
Laboratory Corporation of America Holdings †	295	47,362
		826,599

Life Sciences Tools & Services : 1.75%
Bio-Rad Laboratories Incorporated Class A †	2,236	610,093
Qiagen NV †	1,091	39,603
		649,696

Pharmaceuticals : 2.46%
Merck & Company Incorporated	12,440	915,708

Industrials : 10.78%
Aerospace & Defense : 5.13%
BWX Technologies Incorporated	6,993	408,811
Lockheed Martin Corporation	2,549	749,024
Northrop Grumman Corporation	136	35,625
Raytheon Company	4,085	715,038
		1,908,498

Air Freight & Logistics : 1.24%
Expeditors International of Washington Incorporated	6,883	462,400

Building Products : 0.08%
Armstrong World Industries Incorporated †	456	28,158

Commercial Services & Supplies : 3.12%
ADT Incorporated	2,494	19,304
Republic Services Incorporated	4,621	335,854
Waste Management Incorporated	9,015	806,572
		1,161,730

Industrial Conglomerates : 0.71%
Carlisle Companies Incorporated	2,738	264,463

Machinery : 0.29%
The Toro Company	1,951	109,900

Road & Rail : 0.21%
Schneider National Incorporated Class B	3,620	79,169

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Information Technology : 16.63%
Communications Equipment : 2.21%
Motorola Solutions Incorporated	6,717	$823,236

Electronic Equipment, Instruments & Components : 0.46%
National Instruments Corporation	3,473	170,073

IT Services : 7.53%
Amdocs Limited	10,291	651,112
Automatic Data Processing Incorporated	4,207	606,145
Booz Allen Hamilton Holding Corporation	14,153	701,140
Broadridge Financial Solutions Incorporated	1,275	149,099
Conduent Incorporated †	327	6,246
Fidelity National Information Services Incorporated	680	70,788
Genpact Limited	11,907	326,371
Jack Henry & Associates Incorporated	1,493	223,696
Paychex Incorporated	885	57,959
VeriSign Incorporated †	61	8,695
		2,801,251

Semiconductors & Semiconductor Equipment : 1.00%
Maxim Integrated Products Incorporated	3,725	186,325
NXP Semiconductors NV	2,506	187,925
		374,250

Software : 5.43%
Aspen Technology Incorporated †	2,735	232,174
Cadence Design Systems Incorporated †	4,764	212,331
CDK Global Incorporated	6,652	380,760
Fortinet Incorporated †	1,709	140,446
Symantec Corporation	19,857	360,405
Synopsys Incorporated †	7,769	695,559
		2,021,675

Materials : 2.34%
Chemicals : 0.44%
Valvoline Incorporated	8,208	163,503

Containers & Packaging : 0.48%
Avery Dennison Corporation	791	71,760
Berry Global Group Incorporated †	2,460	107,305
		179,065

Metals & Mining : 1.42%
Newmont Mining Corporation	12,726	393,488
Royal Gold Incorporated	1,746	133,796
		527,284

Real Estate : 3.86%
Equity REITs : 3.86%
Apple Hospitality REIT Incorporated	15,864	256,521
Equity Commonwealth	11,457	341,189
Equity Lifestyle Properties Incorporated	1,458	138,058
Park Hotels & Resorts Incorporated	4,440	129,071
Rayonier Incorporated	1,919	57,954

4

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name			Shares	Value
Equity REITs (continued)
SBA Communications Corporation †			3,168	$513,755
				1,436,548

Utilities : 7.37%
Electric Utilities : 5.35%
American Electric Power Company Incorporated			2,997	219,860
Hawaiian Electric Industries Incorporated			8,736	325,853
NextEra Energy Incorporated			5,465	942,713
Pinnacle West Capital Corporation			3,661	301,117
Xcel Energy Incorporated			4,132	202,509
				1,992,052
Gas Utilities : 0.84%
UGI Corporation			5,870	311,462
Multi-Utilities : 1.18%
CenterPoint Energy Incorporated			3,079	83,164
CMS Energy Corporation			7,178	355,455
				438,619
Total Common Stocks (Cost $34,959,546)				36,275,898
		Yield
Short-Term Investments : 2.19%
Investment Companies : 2.19%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.07%	816,796	816,796
Total Short-Term Investments (Cost $816,796)				816,796
Total investments in securities (Cost $35,776,342)	99.66%			37,092,694
Other assets and liabilities, net	0.34			126,782

Total net assets	100.00%			$37,219,476

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	922,225	2,501,413	2,606,842	816,796	$816,796	2.19%

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer Services	$1,319,943	$0	$0	$1,319,943
Consumer discretionary	2,000,144	0	0	2,000,144
Consumer staples	9,017,138	0	0	9,017,138
Energy	76,793	0	0	76,793
Financials	5,768,154	0	0	5,768,154
Health care	2,840,390	0	0	2,840,390
Industrials	4,014,318	0	0	4,014,318
Information technology	6,190,485	0	0	6,190,485

Materials	869,852	0	0	869,852
Real estate	1,436,548	0	0	1,436,548
Utilities	2,742,133	0	0	2,742,133
Short-term investments
Investment companies	816,796	0	0	816,796

Total assets	$37,092,694	$0	$0	$37,092,694

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 100.23%
Communication Services : 11.92%
Entertainment : 5.24%
Activision Blizzard Incorporated	111,100	$7,671,456
Netflix Incorporated †	34,200	10,320,876
Nintendo Company Limited ADR	224,838	8,797,911
Take-Two Interactive Software Incorporated †	99,700	12,848,339
		39,638,582

Interactive Media & Services : 6.68%
Alphabet Incorporated Class A †	24,800	27,046,384
Alphabet Incorporated Class C †	8,685	9,351,747
Facebook Incorporated Class A †	38,600	5,859,094
Tencent Holdings Limited ADR	238,900	8,201,437
		50,458,662
Consumer Discretionary : 17.73%
Auto Components : 1.46%
Aptiv plc	143,500	11,020,800
Automobiles : 0.72%
Ferrari NV «	46,300	5,422,193
Diversified Consumer Services : 2.74%
Adtalem Global Education Incorporated †	215,700	10,920,891
Bright Horizons Family Solutions Incorporated †	85,257	9,796,882
		20,717,773
Hotels, Restaurants & Leisure : 2.92%
Chipotle Mexican Grill Incorporated †	21,600	9,943,128
Vail Resorts Incorporated	48,302	12,139,259
		22,082,387
Internet & Direct Marketing Retail : 8.40%
Alibaba Group Holding Limited ADR †	54,700	7,782,716
Amazon.com Incorporated †	28,800	46,022,688
MercadoLibre Incorporated	30,000	9,735,000
		63,540,404
Specialty Retail : 1.49%
The Home Depot Incorporated	64,100	11,273,908
Consumer Staples : 1.22%
Food Products : 1.22%
Lamb Weston Holdings Incorporated	118,600	9,269,776
Energy : 0.75%
Oil, Gas & Consumable Fuels : 0.75%
Pioneer Natural Resources Company	38,300	5,640,441
Financials : 4.31%
Capital Markets : 3.04%
Intercontinental Exchange Incorporated	172,200	13,266,288
Raymond James Financial Incorporated	126,802	9,724,445
		22,990,733

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Consumer Finance : 1.27%
SLM Corporation †	946,400	$9,596,496

Health Care : 12.88%
Biotechnology : 1.82%
Celgene Corporation †	154,375	11,053,250
Sarepta Therapeutics Incorporated †«	20,500	2,742,080
		13,795,330

Health Care Equipment & Supplies : 3.80%
Boston Scientific Corporation †	270,900	9,790,326
Edwards Lifesciences Corporation †	65,600	9,682,560
Medtronic plc	103,500	9,296,370
		28,769,256

Health Care Providers & Services : 5.44%
UnitedHealth Group Incorporated	120,700	31,544,945
WellCare Health Plans Incorporated †	34,600	9,549,254
		41,094,199

Life Sciences Tools & Services : 1.12%
Illumina Incorporated †	27,100	8,432,165

Pharmaceuticals : 0.70%
Elanco Animal Health Incorporated †«	173,577	5,290,627

Industrials : 11.93%
Aerospace & Defense : 1.95%
Mercury Computer Systems Incorporated †	108,300	5,074,938
Teledyne Technologies Incorporated †	43,600	9,647,808
		14,722,746

Commercial Services & Supplies : 3.84%
Cintas Corporation	53,200	9,675,484
Waste Connections Incorporated	253,322	19,363,934
		29,039,418

Electrical Equipment : 1.18%
Rockwell Automation Incorporated	54,100	8,911,893

Road & Rail : 2.19%
Union Pacific Corporation	113,200	16,552,104

Trading Companies & Distributors : 2.77%
SiteOne Landscape Supply Incorporated †	147,400	10,029,096
Univar Incorporated †	444,728	10,949,203
		20,978,299

Information Technology : 35.22%
Communications Equipment : 1.56%
Motorola Solutions Incorporated	96,300	11,802,528

Electronic Equipment, Instruments & Components : 2.50%
Littelfuse Incorporated	34,100	6,177,556
Zebra Technologies Corporation Class A †	76,500	12,721,950
		18,899,506

2

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name			Shares	Value
IT Services : 18.30%
Black Knight Incorporated †			225,100	$10,978,127
EPAM Systems Incorporated †			91,541	10,936,403
Euronet Worldwide Incorporated †			86,000	9,561,480
Fidelity National Information Services Incorporated			96,400	10,035,240
First Data Corporation Class A †			1,010,200	18,931,148
Gartner Incorporated †			63,100	9,308,512
PayPal Holdings Incorporated †			74,500	6,272,155
Shopify Incorporated Class A †«			42,600	5,885,190
Total System Services Incorporated			115,400	10,518,710
Visa Incorporated Class A			234,104	32,271,236
WEX Incorporated †			77,502	13,637,252
				138,335,453

Semiconductors & Semiconductor Equipment : 0.56%
Infineon Technologies AG ADR			209,400	4,221,504

Software : 12.30%
Autodesk Incorporated †			51,600	6,669,300
Microsoft Corporation			481,700	51,450,377
Red Hat Incorporated †			52,300	8,976,772
Salesforce.com Incorporated †			92,400	12,680,976
ServiceNow Incorporated †			43,300	7,839,032
The Ultimate Software Group Incorporated †			20,300	5,412,589
				93,029,046

Materials : 3.92%
Chemicals : 3.00%
Air Products & Chemicals Incorporated			14,400	2,222,640
Ingevity Corporation †			87,000	7,923,960
The Sherwin-Williams Company			31,800	12,512,346
				22,658,946

Construction Materials : 0.92%
Vulcan Materials Company			68,900	6,968,546

Real Estate : 0.35%
Equity REITs : 0.35%
SBA Communications Corporation †			16,400	2,659,588

Total Common Stocks (Cost $530,332,554)				757,813,309

		Yield
Short-Term Investments : 1.92%
Investment Companies : 1.92%
Securities Lending Cash Investment LLC (l)(r)(u)		2.33%	14,355,125	14,356,560
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.07	152,259	152,259

Total Short-Term Investments (Cost $14,508,819)				14,508,819

Total investments in securities (Cost $544,841,373)	102.15%			772,322,128
Other assets and liabilities, net	(2.15)			(16,285,414)

Total net assets	100.00%			$756,036,714

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Omega Growth Fund

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	6,508,449	60,122,413	52,275,737	14,355,125	$14,356,560
Wells Fargo Government Money Market Fund Select Class	5,594,599	45,023,674	50,466,014	152,259	152,259

					$14,508,819	1.92%

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$90,097,244	$0	$0	$90,097,244
Consumer discretionary	134,057,465	0	0	134,057,465
Consumer staples	9,269,776	0	0	9,269,776
Energy	5,640,441	0	0	5,640,441
Financials	32,587,229	0	0	32,587,229
Health care	97,381,577	0	0	97,381,577
Industrials	90,204,460	0	0	90,204,460
Information technology	266,288,037	0	0	266,288,037
Materials	29,627,492	0	0	29,627,492
Real estate	2,659,588	0	0	2,659,588
Short-term investments
Investment companies	152,259	14,356,560	0	14,508,819

Total assets	$757,965,568	$14,356,560	$0	$772,322,128

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.78%
Communication Services : 12.67%
Entertainment : 3.66%
Activision Blizzard Incorporated	374,920	$25,888,226
Live Nation Incorporated †	362,670	18,967,641
Netflix Incorporated †	61,660	18,607,755
Take-Two Interactive Software Incorporated †	183,420	23,637,335
		87,100,957

Interactive Media & Services : 9.01%
Alphabet Incorporated Class A †	127,830	139,408,841
Alphabet Incorporated Class C †	20,278	21,834,742
Facebook Incorporated Class A †	240,530	36,510,049
Match Group Incorporated †«	316,210	16,354,381
		214,108,013

Consumer Discretionary : 15.49%
Hotels, Restaurants & Leisure : 2.66%
Domino’s Pizza Incorporated	47,410	12,743,334
Planet Fitness Incorporated Class A †	250,000	12,272,500
Royal Caribbean Cruises Limited	268,470	28,116,863
Vail Resorts Incorporated	39,500	9,927,140
		63,059,837

Household Durables : 0.75%
Roku Incorporated †«	319,000	17,736,400

Internet & Direct Marketing Retail : 7.37%
Amazon.com Incorporated †	102,280	163,444,461
Farfetch Limited Class A †	345,611	7,098,850
MercadoLibre Incorporated	14,400	4,672,800
		175,216,111

Multiline Retail : 0.42%
Dollar Tree Incorporated †	118,230	9,966,789

Specialty Retail : 4.29%
Burlington Stores Incorporated †	226,340	38,815,047
O’Reilly Automotive Incorporated †	53,550	17,176,163
The Home Depot Incorporated	133,340	23,451,839
ULTA Beauty Incorporated †	82,280	22,587,506
		102,030,555

Consumer Staples : 2.98%
Beverages : 1.66%
Constellation Brands Incorporated Class A	99,220	19,767,601
The Coca-Cola Company	413,150	19,781,622
		39,549,223

Food & Staples Retailing : 0.63%
Costco Wholesale Corporation	65,270	14,922,680

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Personal Products : 0.69%
The Estee Lauder Companies Incorporated Class A	119,270	$16,392,469

Energy : 0.94%
Oil, Gas & Consumable Fuels : 0.94%
Concho Resources Incorporated †	160,010	22,255,791

Financials : 5.21%
Capital Markets : 5.21%
CME Group Incorporated	211,250	38,709,450
E*TRADE Financial Corporation	74,430	3,678,331
MarketAxess Holdings Incorporated	168,070	35,239,237
Raymond James Financial Incorporated	268,006	20,553,380
The Charles Schwab Corporation	554,810	25,654,414
		123,834,812

Health Care : 14.17%
Biotechnology : 4.77%
Agios Pharmaceuticals Incorporated †«	19,040	1,200,662
Alexion Pharmaceuticals Incorporated †	113,692	12,741,462
BioMarin Pharmaceutical Incorporated †	51,490	4,745,833
Neurocrine Biosciences Incorporated †	229,870	24,630,571
Sage Therapeutics Incorporated †	79,030	10,169,580
Sarepta Therapeutics Incorporated †«	105,150	14,064,864
Vertex Pharmaceuticals Incorporated †	270,620	45,859,265
		113,412,237

Health Care Equipment & Supplies : 3.30%
Abbott Laboratories	410,040	28,268,158
Boston Scientific Corporation †	968,530	35,002,674
Intuitive Surgical Incorporated †	28,940	15,082,949
		78,353,781

Health Care Providers & Services : 1.12%
Centene Corporation †	203,480	26,517,514

Health Care Technology : 0.74%
Veeva Systems Incorporated Class A †	192,230	17,560,211

Life Sciences Tools & Services : 2.14%
Agilent Technologies Incorporated	386,750	25,057,533
PRA Health Sciences Incorporated †	265,730	25,741,265
		50,798,798

Pharmaceuticals : 2.10%
Elanco Animal Health Incorporated †«	267,270	8,146,390
Zoetis Incorporated	464,428	41,868,184
		50,014,574

Industrials : 14.13%
Aerospace & Defense : 2.81%
HEICO Corporation	247,832	20,775,757
The Boeing Company	129,490	45,950,821
		66,726,578

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Shares	Value
Air Freight & Logistics : 0.76%
XPO Logistics Incorporated †	201,060	$17,970,743

Airlines : 0.20%
Southwest Airlines Company	95,010	4,664,991

Commercial Services & Supplies : 3.39%
KAR Auction Services Incorporated	352,417	20,066,624
Rollins Incorporated	380,600	22,531,520
Waste Connections Incorporated	497,855	38,056,036
		80,654,180

Industrial Conglomerates : 0.95%
Roper Industries Incorporated	79,600	22,518,840

Machinery : 0.85%
Fortive Corporation	273,485	20,306,261

Professional Services : 2.04%
CoStar Group Incorporated †	85,070	30,745,999
TransUnion	269,850	17,742,638
		48,488,637

Road & Rail : 3.13%
CSX Corporation	173,720	11,962,359
Norfolk Southern Corporation	138,200	23,194,106
Union Pacific Corporation	268,650	39,282,003
		74,438,468

Information Technology : 31.01%
IT Services : 12.03%
Euronet Worldwide Incorporated †	20,346	2,262,068
Global Payments Incorporated	136,570	15,600,391
MasterCard Incorporated Class A	359,240	71,010,971
PayPal Holdings Incorporated †	756,370	63,678,790
Shopify Incorporated Class A †«	111,360	15,384,384
Square Incorporated Class A †	297,638	21,861,511
Visa Incorporated Class A	696,560	96,020,796
		285,818,911

Semiconductors & Semiconductor Equipment : 6.08%
Microchip Technology Incorporated «	805,160	52,963,425
Monolithic Power Systems Incorporated	111,930	13,221,172
NVIDIA Corporation	161,420	34,032,179
Texas Instruments Incorporated	477,170	44,295,691
		144,512,467

Software : 12.25%
Adobe Systems Incorporated †	185,289	45,536,625
Dropbox Incorporated Class A †«	633,100	14,858,857
Microsoft Corporation	894,560	95,547,954
Pivotal Software Incorporated Class A †«	560,876	11,441,870
Proofpoint Incorporated †	222,050	20,195,448
RealPage Incorporated †	330,950	17,540,350
Salesforce.com Incorporated †	315,630	43,317,061
ServiceNow Incorporated †	140,930	25,513,967

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name		Shares	Value
Software (continued)
Splunk Incorporated †		11,945	$1,192,589
Ultimate Software Group Incorporated †		59,782	15,939,675
			291,084,396

Technology Hardware, Storage & Peripherals : 0.65%
Apple Incorporated		70,740	15,482,156

Materials : 1.74%
Chemicals : 1.74%
Linde plc		250,560	41,460,163

Real Estate : 0.44%
Real Estate Management & Development : 0.44%
CBRE Group Incorporated Class A †		262,020	10,556,786

Total Common Stocks (Cost $1,374,730,684)			2,347,514,329

Yield
Short-Term Investments : 6.12%
Investment Companies : 6.12%
Securities Lending Cash Investment LLC (l)(r)(u)	2.33%	117,823,383	117,835,166
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.07	27,718,785	27,718,785
Total Short-Term Investments (Cost $145,553,951)			145,553,951

Total investments in securities (Cost $1,520,284,635)	104.90%		2,493,068,280
Other assets and liabilities, net	(4.90)		(116,494,923)

Total net assets	100.00%		$2,376,573,357

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	94,411,945	152,013,318	128,601,880	117,823,383	$117,835,166
Wells Fargo Government Money Market Fund Select Class	9,566,578	126,867,064	108,714,857	27,718,785	27,718,785

					$145,553,951	6.12%

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer services	$301,208,970	$0	$0	$301,208,970
Consumer discretionary	368,009,692	0	0	368,009,692
Consumer staples	70,864,372	0	0	70,864,372
Energy	22,255,791	0	0	22,255,791
Financials	123,834,812	0	0	123,834,812
Health care	336,657,115	0	0	336,657,115
Industrials	335,768,698	0	0	335,768,698
Information technology	736,897,930	0	0	736,897,930
Materials	41,460,163	0	0	41,460,163
Real estate	10,556,786	0	0	10,556,786
Short-term investments
Investment companies	27,718,785	117,835,166	0	145,553,951

Total assets	$2,375,233,114	$117,835,166	$0	$2,493,068,280

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out Level 3.

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt : 104.31%
U.S. Treasury Bill (z)	0.44%	1-31-2019	$250,000,000	$248,559,610
U.S. Treasury Bill (z)	0.89	11-29-2018	870,000,000	868,558,156
U.S. Treasury Bill (z)	2.07	11-1-2018	961,765,000	961,765,000
U.S. Treasury Bill (z)	2.09	11-8-2018	1,265,440,000	1,264,928,571
U.S. Treasury Bill (z)	2.11	12-6-2018	290,000,000	289,409,453
U.S. Treasury Bill (z)	2.11	11-15-2018	1,170,000,000	1,169,043,786
U.S. Treasury Bill (z)	2.12	12-13-2018	250,000,000	249,386,158
U.S. Treasury Bill (z)	2.13	12-20-2018	240,000,000	239,309,508
U.S. Treasury Bill (z)	2.14	11-23-2018	1,360,050,000	1,358,271,603
U.S. Treasury Bill (z)%%	2.16	12-26-2018	250,000,000	249,161,632
U.S. Treasury Bill (z)	2.17	12-27-2018	270,000,000	269,092,800
U.S. Treasury Bill (z)	2.17	12-11-2018	250,000,000	249,397,917
U.S. Treasury Bill (z)	2.18	1-3-2019	230,000,000	229,127,100
U.S. Treasury Bill (z)	2.19	12-18-2018	250,000,000	249,288,472
U.S. Treasury Bill (z)	2.20	2-7-2019	50,000,000	49,703,645
U.S. Treasury Bill (z)	2.21	2-21-2019	20,000,000	19,863,733
U.S. Treasury Bill (z)	2.22	2-14-2019	20,000,000	19,871,953
U.S. Treasury Bill (z)	2.22	1-10-2019	475,000,000	472,961,736
U.S. Treasury Bill (z)	2.23	2-28-2019	30,000,000	29,781,338
U.S. Treasury Bill (z)	2.25	1-17-2019	270,000,000	268,711,855
U.S. Treasury Bill (z)	2.27	3-7-2019	40,000,000	39,685,613
U.S. Treasury Bill (z)	2.28	1-24-2019	260,000,000	258,627,067
U.S. Treasury Bill (z)	2.30	3-14-2019	20,000,000	19,832,272
U.S. Treasury Bill (z)	2.33	3-21-2019	30,000,000	29,730,889
U.S. Treasury Bill (z)	2.38	4-4-2019	30,000,000	29,698,417
U.S. Treasury Bill (z)	2.41	4-11-2019	60,000,000	59,361,367
U.S. Treasury Bill (z)	2.43	4-18-2019	20,000,000	19,775,720
U.S. Treasury Note	0.75	2-15-2019	20,000,000	19,914,934
U.S. Treasury Note	0.75	8-15-2019	30,000,000	29,561,358
U.S. Treasury Note	0.88	4-15-2019	20,000,000	19,860,275
U.S. Treasury Note	0.88	7-31-2019	30,000,000	29,618,367
U.S. Treasury Note	1.00	11-30-2018	30,000,000	29,973,506
U.S. Treasury Note	1.00	3-15-2019	20,000,000	19,907,873
U.S. Treasury Note	1.25	11-30-2018	35,000,000	34,974,584
U.S. Treasury Note	1.25	4-30-2019	32,000,000	31,818,648
U.S. Treasury Note	1.25	5-31-2019	10,000,000	9,934,292
U.S. Treasury Note	1.38	11-30-2018	35,000,000	34,978,143
U.S. Treasury Note	1.38	2-28-2019	69,000,000	68,791,481
U.S. Treasury Note	1.38	7-31-2019	30,000,000	29,741,197
U.S. Treasury Note	1.50	2-28-2019	30,000,000	29,921,684
U.S. Treasury Note	1.50	5-31-2019	20,000,000	19,897,636
U.S. Treasury Note	1.63	3-31-2019	10,000,000	9,972,274
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ± ##	2.31	1-31-2020	270,000,000	269,923,414
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.35	4-30-2020	360,000,000	359,996,465
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.36	7-31-2020	240,000,000	239,998,921
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.36	10-31-2020	100,000,000	99,996,052
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.36	10-31-2019	195,000,000	195,030,063
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.37	7-31-2019	60,000,000	60,001,637
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.45	1-31-2019	225,000,000	225,007,649
U.S. Treasury Note	2.75	2-15-2019	10,000,000	10,014,183
U.S. Treasury Note	3.13	5-15-2019	91,000,000	91,309,035
U.S. Treasury Note	3.63	8-15-2019	10,000,000	10,079,452
Total Treasury Debt (Cost $11,193,128,494)				11,193,128,494

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo 100% Treasury Money Market Fund

		Value
Total investments in securities (Cost $11,193,128,494)	104.31%	$11,193,128,494
Other assets and liabilities, net	(4.31)	(462,402,795)

Total net assets	100.00%	$10,730,725,699

(z)	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.

2

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Treasury debt	$0	$11,193,128,494	$0	$11,193,128,494

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 17.45%
Bank of Montreal	2.30%	11-28-2018	$10,000,000	$10,000,130
Bank of Montreal (1 Month LIBOR +0.15%) ±	2.43	3-12-2019	10,000,000	10,001,037
Bank of Montreal (1 Month LIBOR +0.22%) ±	2.49	10-4-2019	7,000,000	6,999,361
Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.48	8-14-2019	7,000,000	6,994,945
Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.49	9-16-2019	3,000,000	2,998,920
Canadian Imperial Bank (3 Month LIBOR +0.20%) ±	2.54	5-1-2019	10,000,000	10,004,912
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.53	7-19-2019	15,000,000	14,998,934
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.65	4-3-2019	8,000,000	8,004,976
HSBC Bank plc	2.20	11-1-2018	10,000,000	10,000,000
HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.47	8-9-2019	3,000,000	2,998,629
HSBC Bank USA NA (3 Month LIBOR +0.18%) ±	2.52	5-10-2019	7,500,000	7,501,144
KBC Bank	2.50	1-2-2019	10,000,000	10,000,122
KBC Bank	2.52	1-2-2019	7,000,000	7,000,327
Mitsubishi Trust & Bank (1 Month LIBOR +0.23%) ±	2.52	1-17-2019	10,000,000	10,003,878
Mitsubishi Trust & Bank (1 Month LIBOR +0.30%) ±	2.58	1-14-2019	10,000,000	10,005,244
Mizuho Bank Limited (1 Month LIBOR +0.19%) ±	2.47	4-10-2019	5,000,000	4,999,120
Mizuho Bank Limited (1 Month LIBOR +0.25%) ±	2.54	11-26-2018	10,000,000	10,001,696
MUFG Bank Limited (1 Month LIBOR +0.30%) %%±	2.59	5-1-2019	6,000,000	6,000,000
National Bank of Kuwait	2.17	11-1-2018	750,000	750,000
Natixis (1 Month LIBOR +0.25%) ±	2.53	12-10-2018	10,000,000	10,002,887
Nordea Bank AB (1 Month LIBOR +0.17%) ±	2.45	6-13-2019	7,000,000	6,998,704
Oversea Chinese Banking (1 Month LIBOR +0.14%) ±	2.42	3-13-2019	4,000,000	3,999,999
Oversea Chinese Banking (1 Month LIBOR +0.20%) ±	2.48	9-19-2019	6,000,000	5,998,313
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.19%) ±	2.48	3-27-2019	8,000,000	8,000,797
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.20%) ±	2.49	3-28-2019	7,000,000	7,000,987
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.05%) ±	2.37	12-4-2018	14,000,000	14,001,104
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.15%) ±	2.60	4-18-2019	7,000,000	6,999,656
Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.74	10-21-2019	10,000,000	10,006,139
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.51	12-6-2018	8,000,000	8,001,979
US Bank NA (1 Month LIBOR +0.26%) ±	2.54	7-23-2019	7,000,000	6,999,494
Total Certificates of Deposit (Cost $237,261,766)				237,273,434

Commercial Paper : 49.52%
Asset-Backed Commercial Paper : 24.56%
Albion Capital Corporation (z)	2.40	11-20-2018	5,000,000	4,993,692
Alpine Securitizaton LLC (1 Month LIBOR +0.20%) ±144A	2.46	6-28-2019	10,000,000	9,999,697
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.48	3-8-2019	5,000,000	4,999,922
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.49	3-15-2019	10,000,000	10,002,742
Anglesea Funding LLC (1 Month LIBOR +0.23%) ±144A	2.49	12-28-2018	15,000,000	15,005,257
Anglesea Funding LLC (1 Month LIBOR +0.23%) ±144A	2.51	1-2-2019	5,000,000	5,001,834
Antalis SA (z)144A	2.32	11-2-2018	7,000,000	6,999,126
Antalis SA (z)144A	2.43	12-19-2018	6,000,000	5,980,776
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) ±144A	2.58	11-1-2018	11,000,000	11,000,104
Barton Capital Corporation (z)144A	2.36	12-19-2018	1,000,000	996,660
Bedford Row Funding Corporation (1 Month LIBOR +0.34%) ±144A	2.62	6-10-2019	5,000,000	5,004,330
Cedar Spring Capital Corporation (z)144A	2.25	11-1-2018	22,000,000	21,998,579
Chesham Finance Limited (z)144A	2.25	11-1-2018	36,000,000	36,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.16%) ±144A	2.57	1-8-2019	7,000,000	7,000,975
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) ±144A	2.62	1-2-2019	11,000,000	11,002,857
Concord Minutemen Capital Company (z)144A	2.35	11-2-2018	4,000,000	3,999,501
Concord Minutemen Capital Company (z)144A	2.40	11-16-2018	5,000,000	4,994,929
Concord Minutemen Capital Company (z)144A	2.48	1-7-2019	3,000,000	2,986,270
Crown Point Capital Company (1 Month LIBOR +0.20%) ±144A	2.48	3-11-2019	10,000,000	9,999,891
Crown Point Capital Company (1 Month LIBOR +0.23%) ±144A	2.51	5-15-2019	18,000,000	18,003,846
Great Bridge Capital Company LLC (z)144A	2.35	11-5-2018	7,000,000	6,997,778
Great Bridge Capital Company LLC (z)144A	2.41	11-8-2018	3,000,000	2,998,472
Institutional Secured Funding LLC (z)144A	2.32	11-1-2018	29,000,000	28,998,192

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Legacy Capital Company (z)144A	2.32%	11-2-2018	$5,000,000	$4,999,376
LMA Americas LLC (z)144A	2.25	11-6-2018	10,000,000	9,996,200
Longship Funding LLC (z)144A	2.29	11-13-2018	7,000,000	6,994,173
Matchpoint Finance plc (z)144A	2.20	11-1-2018	18,000,000	17,998,838
Mountcliff Funding LLC (z)144A	2.25	11-1-2018	20,000,000	19,998,753
Mountcliff Funding LLC (1 Month LIBOR +0.25%) ±144A	2.49	2-28-2019	5,000,000	5,000,000
Nieuw Amsterdam Receivables Corporation (z)144A	2.35	12-6-2018	7,000,000	6,983,074
Old Line Funding LLC (1 Month LIBOR +0.19%) ±144A	2.47	5-13-2019	7,000,000	6,999,628
Old Line Funding LLC (1 Month LIBOR +0.22%) ±144A	2.48	8-1-2019	4,000,000	3,999,703
White Plains Capital (z)144A	2.49	12-4-2018	8,000,000	7,980,295
White Plains Capital (z)144A	2.63	1-8-2019	8,000,000	7,958,861
				333,874,331

Financial Company Commercial Paper : 19.74%
ASB Finance Limited (3 Month LIBOR +0.20%) ±144A	2.62	4-11-2019	6,000,000	6,002,878
Banco de Crédito e Inversiones (z)144A	2.45	11-2-2018	4,000,000	3,999,494
Banco de Crédito e Inversiones (z)144A	2.46	11-13-2018	32,000,000	31,973,364
Banco Santander Chile (z)144A	2.51	11-6-2018	7,000,000	6,997,215
Banco Santander Chile (z)144A	2.51	11-7-2018	7,000,000	6,996,747
Bank of Nova Scotia (1 Month LIBOR +0.18%) ±144A	2.46	7-2-2019	6,000,000	5,996,722
Bank of Nova Scotia (1 Month LIBOR +0.19%) ±144A	2.47	5-6-2019	5,000,000	4,999,198
Bank of Nova Scotia (3 Month LIBOR +0.21%) ±144A	2.56	12-21-2018	8,000,000	8,001,971
Barclays Bank plc (z)144A	2.53	12-21-2018	6,000,000	5,978,682
BNZ International Funding Limited (1 Month LIBOR +0.19%) ±144A	2.47	5-20-2019	7,000,000	6,999,882
BNZ International Funding Limited (3 Month LIBOR +0.15%) ±144A	2.66	4-26-2019	6,000,000	5,999,698
CME Group Incorporated (z)144A	2.28	11-8-2018	18,425,000	18,415,902
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) ±144A	2.45	5-3-2019	8,000,000	7,999,603
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) ±144A	2.49	9-16-2019	5,000,000	4,999,095
DBS Bank Limited (1 Month LIBOR +0.14%) ±144A	2.42	3-21-2019	7,000,000	7,000,124
Federation des Caisses (3 Month LIBOR +0.13%) ±144A	2.44	5-22-2019	4,000,000	3,999,984
Federation des Caisses (1 Month LIBOR +0.26%) ±144A	2.55	2-11-2019	8,000,000	8,004,096
Federation des Caisses (1 Month LIBOR +0.30%) ±144A	2.58	6-25-2019	8,000,000	8,004,960
HSBC Bank plc (1 Month LIBOR +0.42%) ±144A	2.70	5-7-2019	8,000,000	8,008,779
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.57	1-7-2019	10,000,000	10,001,921
ING Funding LLC (1 Month LIBOR +0.25%) ±	2.54	2-11-2019	8,000,000	8,003,883
National Australia Bank Limited (1 Month LIBOR +0.20%) ±144A	2.46	8-2-2019	7,000,000	6,999,233
Oversea-Chinese Banking Corporation (3 Month LIBOR +0.14%) ±144A	2.48	5-10-2019	6,000,000	5,999,989
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.53	1-10-2019	6,000,000	6,001,889
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.54	1-11-2019	8,000,000	8,002,573
Toronto Dominion Bank (3 Month LIBOR +0.14%) ±144A	2.49	5-2-2019	7,000,000	7,001,380
Toronto Dominion Bank (1 Month LIBOR +0.30%) ±144A	2.57	12-3-2018	9,000,000	9,002,657
UBS AG London (3 Month LIBOR +0.08%) ±144A	2.42	2-7-2019	10,000,000	9,999,988
UBS AG London (3 Month LIBOR +0.19%) ±144A	2.52	12-10-2018	7,000,000	7,000,880
Westpac Banking Corporation (3 Month LIBOR +0.10%) ±144A	2.41	5-31-2019	12,000,000	11,999,256
Westpac Banking Corporation (3 Month LIBOR +0.07%) ±144A	2.41	8-2-2019	8,000,000	7,995,822
Westpac Banking Corporation (1 Month LIBOR +0.21%) ±144A	2.49	9-19-2019	10,000,000	9,998,075
				268,385,940

Other Commercial Paper : 5.22%
China International Marine Containers Company Limited (z)	2.60	11-5-2018	5,000,000	4,998,448
China International Marine Containers Company Limited (z)	2.60	11-13-2018	2,000,000	1,998,371
CNPC Finance (z)144A	2.50	11-1-2018	13,000,000	12,999,142
Koch Industries Incorporated (z)	2.29	11-5-2018	6,000,000	5,998,163
Oesterreichische Kontrollbank AG (z)	2.25	11-5-2018	3,000,000	2,999,077
Omers Finance Trust (z)144A	2.30	11-8-2018	5,000,000	4,997,509
Salt River Project Agricultural Project (z)	2.36	11-20-2018	4,000,000	3,994,621
Salt River Project Agricultural Project (z)	2.36	11-21-2018	3,000,000	2,995,764
Toyota Credit Canada Incorporated (1 Month LIBOR +0.19%) ±	2.47	7-5-2019	5,000,000	4,999,123
Toyota Finance Australia Limited (3 Month LIBOR +0.08%) ±	2.39	2-15-2019	9,000,000	9,000,998

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Toyota Finance Australia Limited (3 Month LIBOR +0.09%) ±	2.46%	3-22-2019	$8,000,000	$8,001,196
Toyota Motor Finance (3 Month LIBOR +0.10%) ±	2.45	4-30-2019	6,000,000	6,000,588
University of Pittsburgh	2.35	12-3-2018	2,000,000	2,000,033
				70,983,033

Total Commercial Paper (Cost $673,213,797)				673,243,304

Municipal Obligations : 18.58%
California : 1.62%
Other Municipal Debt : 1.62%
California Imperial Irrigation District Series B (Utilities Revenue)	2.40	11-20-2018	12,000,000	12,000,059
Orange County CA Water District (Water Utilities)	2.30	11-15-2018	5,000,000	5,000,775
San Jose CA Financing Authority Series 2 (Lease Revenue)	2.38	12-20-2018	2,000,000	1,999,987
San Jose CA Financing Authority Series A2 (Lease Revenue)	2.38	12-20-2018	3,000,000	2,999,917
				22,000,738

Colorado : 4.76%
Variable Rate Demand Notes ø: 4.76%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.27	5-1-2052	29,505,000	29,505,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.25	1-1-2027	5,540,000	5,540,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.79	10-29-2027	29,650,000	29,650,000
				64,695,000

Georgia : 1.58%
Other Municipal Debt : 0.11%
Municipal Electric Authority of Georgia (Utilities Revenue)	2.35	12-11-2018	1,500,000	1,500,029

Variable Rate Demand Note ø: 1.47%
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2018-TPG010 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.62	7-1-2020	20,000,000	20,000,000

Idaho : 0.51%
Other Municipal Debt : 0.51%
Idaho HFA (Housing Revenue)	2.40	11-28-2018	7,000,000	7,000,154

Illinois : 1.19%
Variable Rate Demand Notes ø: 1.19%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	2.25	7-1-2048	7,000,000	7,000,000
Illinois Tender Option Bond Trust Receipts/Certificates Series 2018-TPG009 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.79	4-1-2048	9,185,000	9,185,000
				16,185,000

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 1.32%
Variable Rate Demand Note ø: 1.32%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A##	2.30%	4-1-2047	$18,020,000	$18,020,000

New York : 2.21%
Other Municipal Debt : 0.59%
Lond Island Power Authority (Utilities Revenue)	2.29	11-15-2018	8,000,000	8,000,408

Variable Rate Demand Notes ø: 1.62%
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	2.35	5-1-2050	10,000,000	10,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.40	11-1-2049	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.59	12-1-2019	2,000,000	2,000,000
				22,000,000

Oregon : 0.37%
Other Municipal Debt : 0.30%
Port of Portland Series C (Transportation Revenue)	2.34	12-11-2018	4,000,000	4,000,076

Variable Rate Demand Note ø: 0.07%
Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.35	5-1-2035	1,000,000	1,000,000

Other : 1.35%
Variable Rate Demand Notes ø: 1.35%
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.31	6-1-2035	6,000,000	6,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	2.27	2-1-2056	3,000,000	3,000,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.27	2-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	2.27	8-1-2056	4,400,000	4,400,000
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Citibank NA LIQ) 144A	2.36	12-1-2027	3,000,000	3,000,000
				18,400,000

Pennsylvania : 1.18%
Variable Rate Demand Note ø: 1.18%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.59	12-1-2019	16,000,000	16,000,000

Tennessee : 1.03%
Variable Rate Demand Note ø: 1.03%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.50	12-1-2024	14,000,000	14,000,000

Washington : 1.46%
Variable Rate Demand Notes ø: 1.46%
Providence St. Joseph Health Obligation Series 12-E (Health Revenue, U.S. Bank NA LOC)	2.36	10-1-2042	9,890,000	9,890,000

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Providence St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	2.26%	10-1-2047	$10,000,000	$10,000,000
				19,890,000

Total Municipal Obligations (Cost $252,690,000)				252,691,405

Other : 2.21%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A§øø	2.25	1-2-2019	30,000,000	30,000,000

Total Other (Cost $30,000,000)				30,000,000

Other Instruments : 1.25%
Invesco Dynamic Credit Opportunities Fund Series W-7 §†	2.36	6-1-2028	15,000,000	15,000,000
ROC III California Crossings Chino Hills Series A §øø	2.27	1-1-2057	2,000,000	2,000,000
Total Other Instruments (Cost $17,000,000)				17,000,000

Other Notes : 1.47%
Corporate Bonds and Notes : 0.81%
Cellmark Incorporated Secured §øø	2.31	6-1-2038	11,000,000	11,000,000

Yankee Corporate Bonds and Notes : 0.66%
ABN Amro Bank NV (3 Month LIBOR +0.64%) ±144A	3.08	1-18-2019	7,000,000	7,005,880
Royal Bank of Canada	2.00	12-10-2018	2,000,000	1,998,640
				9,004,520

Total Other Notes (Cost $20,005,899)				20,004,520

Repurchase Agreements ^^: 9.86%
Bank of America Corporation, dated 10-31-2018, maturity value $15,000,925 (1)	2.22	11-1-2018	15,000,000	15,000,000
Credit Agricole, dated 10-31-2018, maturity value $20,001,228 (2)	2.21	11-1-2018	20,000,000	20,000,000
GX Clarke & Company, dated 10-31-2018, maturity value $68,004,231 (3)	2.24	11-1-2018	68,000,000	68,000,000
RBC Capital Markets, dated 10-31-2018, maturity value $31,001,903 (4)	2.21	11-1-2018	31,000,000	31,000,000
Total Repurchase Agreements (Cost $134,000,000)				134,000,000

Total investments in securities (Cost $1,364,171,462)	100.34%			1,364,212,663
Other assets and liabilities, net	(0.34)			(4,601,276)

Total net assets	100.00%			$1,359,611,387

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

5

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
†	Non-income-earning security
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-20-2042 to 10-20-2046, fair value including accrued interest is $15,450,000.
(2)	U.S. government securities, 1.38% to 4.00%, 11-15-2019 to 9-1-2048, fair value including accrued interest is $20,548,731.
(3)	U.S. government securities, 2.00% to 10.00%, 11-15-2018 to 11-1-2049, fair value including accrued interest is $70,040,000.
(4)	U.S. government securities, 0.00% to 5.00%, 11-29-2018 to 8-20-2048, fair value including accrued interest is $31,872,279.

Abbreviations:

DRIVER	Derivativeinverse tax-exempt receipts
FHLB	FederalHome Loan Bank
HFA	HousingFinance Authority
HUD	Departmentof Housing and Urban Development
LIBOR	LondonInterbank Offered Rate
LIQ	Liquidityagreement
LOC	Letterof credit
MFHR	Multifamilyhousing revenue
PUTTER	Puttabletax-exempt receipts
ROC	Resetoption certificates
SPA	Standbypurchase agreement

6

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$237,273,434	$0	$237,273,434
Commercial paper	0	673,243,304	0	673,243,304

Municipal obligations	0	252,691,405	0	252,691,405
Other	0	30,000,000	0	30,000,000
Other instruments	0	17,000,000	0	17,000,000
Other notes	0	20,004,520	0	20,004,520
Repurchase agreements	0	134,000,000	0	134,000,000

Total assets	$0	$1,364,212,663	$0	$1,364,212,663

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 41.06%
FFCB	1.28%	1-3-2019	$11,000,000	$10,982,068
FFCB (z)	1.87	12-17-2018	10,000,000	9,976,489
FFCB (3 Month LIBOR -0.21%) ±	2.11	5-20-2020	125,000,000	124,858,995
FFCB (3 Month LIBOR -0.19%) ±	2.12	2-28-2020	75,000,000	75,000,000
FFCB (3 Month LIBOR -0.20%) ±	2.13	3-6-2020	75,000,000	74,995,995
FFCB (1 Month LIBOR -0.15%) ±	2.13	1-4-2019	200,000,000	199,999,295
FFCB (z)	2.13	11-28-2018	376,000,000	375,402,007
FFCB (1 Month LIBOR -0.14%) ±	2.14	6-13-2019	88,000,000	87,937,713
FFCB (3 Month LIBOR -0.19%) ±	2.15	6-13-2019	125,000,000	125,001,226
FFCB (z)	2.16	1-22-2019	40,000,000	39,805,933
FFCB (z)	2.16	1-7-2019	15,000,000	14,940,258
FFCB (1 Month LIBOR -0.10%) ±	2.16	12-2-2019	37,000,000	36,988,843
FFCB (3 Month LIBOR -0.15%) ±	2.17	11-14-2018	27,550,000	27,550,032
FFCB (3 Month LIBOR -0.15%) ±	2.18	3-2-2020	100,000,000	99,997,348
FFCB (3 Month LIBOR -0.14%) ±	2.18	8-28-2019	25,000,000	25,000,000
FFCB (1 Month LIBOR -0.10%) ±	2.18	8-15-2019	118,000,000	117,992,993
FFCB (1 Month LIBOR -0.10%) ±	2.18	10-8-2019	116,500,000	116,474,488
FFCB (1 Month LIBOR -0.10%) ±	2.19	7-25-2019	295,500,000	295,485,622
FFCB (1 Month LIBOR -0.10%) ±	2.19	7-19-2019	145,000,000	144,994,740
FFCB (1 Month LIBOR -0.11%) ±	2.19	10-28-2019	75,000,000	74,985,180
FFCB (1 Month LIBOR -0.09%) ±	2.19	8-19-2019	200,000,000	199,991,896
FFCB (3 Month LIBOR -0.13%) ±	2.19	8-14-2019	100,000,000	99,996,866
FFCB (1 Month LIBOR -0.08%) ±	2.20	7-15-2019	200,000,000	199,992,963
FFCB (1 Month LIBOR -0.08%) ±	2.20	11-20-2019	150,000,000	149,967,926
FFCB (1 Month LIBOR -0.08%) ±	2.20	10-25-2019	208,000,000	207,996,806
FFCB (1 Month LIBOR -0.08%) ±	2.20	9-23-2019	150,000,000	149,999,407
FFCB (1 Month LIBOR -0.08%) ±	2.20	11-12-2019	100,000,000	100,000,171
FFCB (1 Month LIBOR -0.08%) ±	2.20	6-10-2019	200,000,000	199,988,103
FFCB (1 Month LIBOR -0.08%) ±	2.20	6-5-2019	35,000,000	34,998,974
FFCB (3 Month LIBOR -0.13%) ±	2.20	9-12-2019	100,000,000	99,996,548
FFCB (3 Month LIBOR -0.20%) ±	2.21	1-9-2019	25,000,000	25,000,000
FFCB (1 Month LIBOR -0.08%) ±	2.21	5-11-2020	189,295,000	189,145,935
FFCB (1 Month LIBOR -0.08%) ±	2.21	7-10-2019	147,200,000	147,200,000
FFCB (1 Month LIBOR -0.07%) ±	2.22	4-18-2019	150,000,000	150,007,567
FFCB (3 Month LIBOR -0.13%) ±	2.22	8-1-2019	100,000,000	100,000,000
FFCB (1 Month LIBOR -0.07%) ±	2.22	9-12-2019	100,000,000	99,995,677
FFCB (1 Month LIBOR -0.08%) ±	2.22	4-29-2019	100,000,000	99,997,997
FFCB (z)	2.22	1-25-2019	20,000,000	19,896,111
FFCB (z)	2.22	1-28-2019	25,000,000	24,865,556
FFCB (1 Month LIBOR -0.08%) ±	2.22	1-30-2020	75,000,000	74,992,606
FFCB (1 Month LIBOR -0.05%) ±	2.23	2-7-2020	26,530,000	26,523,523
FFCB (z)	2.23	2-4-2019	15,000,000	14,912,521
FFCB (1 Month LIBOR -0.05%) ±	2.23	5-14-2020	300,000,000	299,981,706
FFCB (3 Month LIBOR -0.20%) ±	2.24	4-16-2019	25,000,000	24,998,918
FFCB (3 Month LIBOR -0.17%) ±	2.24	4-9-2020	100,000,000	99,994,305
FFCB (1 Month LIBOR -0.05%) ±	2.24	3-12-2020	250,000,000	249,989,819
FFCB (1 Month LIBOR -0.06%) ±	2.24	2-27-2020	48,500,000	48,497,439
FFCB (1 Month LIBOR -0.05%) ±	2.24	8-27-2020	25,000,000	24,983,717
FFCB (1 Month LIBOR -0.03%) ±	2.25	4-9-2020	250,000,000	249,982,117
FFCB (z)	2.26	2-26-2019	20,000,000	19,854,400
FFCB (z)	2.27	2-27-2019	80,000,000	79,410,491
FFCB (z)	2.28	3-4-2019	25,000,000	24,807,813
FFCB (1 Month LIBOR +0.00%) ±	2.28	6-25-2020	5,000,000	5,003,173
FFCB (z)	2.29	3-18-2019	10,000,000	9,913,994
FFCB (1 Month LIBOR +0.05%) ±	2.32	1-3-2019	50,000,000	50,000,000
FFCB (z)	2.32	2-19-2019	15,000,000	14,894,583
FFCB (1 Month LIBOR +0.05%) ±	2.33	11-15-2018	250,000,000	249,999,807
FFCB (1 Month LIBOR +0.05%) ±	2.34	1-27-2020	158,500,000	158,715,393
FFCB (1 Month LIBOR +0.07%) ±	2.35	1-8-2019	125,000,000	125,000,000
FFCB (3 Month LIBOR +0.04%) ±	2.36	11-16-2018	8,500,000	8,500,690
FFCB (3 Month LIBOR -0.01%) ±	2.36	9-23-2019	20,000,000	20,032,805
FFCB (1 Month LIBOR +0.07%) ±	2.36	11-29-2018	100,000,000	99,999,614
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.36	3-23-2020	200,000,000	199,988,920

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.36%	6-18-2020	$100,000,000	$99,992,674
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.37	4-16-2020	350,000,000	349,979,722
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.37	7-22-2020	300,000,000	299,979,535
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.37	8-6-2020	150,000,000	149,996,067
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.37	9-4-2020	150,000,000	149,987,571
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.38	10-15-2020	100,000,000	99,990,336
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.38	5-15-2020	225,000,000	225,005,381
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.38	7-24-2020	100,000,000	99,994,851
FFCB (3 Month LIBOR -0.12%) ±	2.39	1-27-2020	10,000,000	10,012,160
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.09%) ±	2.40	3-26-2020	100,000,000	99,995,834
FFCB (1 Month LIBOR +0.15%) ±	2.42	4-3-2019	14,330,000	14,345,327
FFCB (1 Month LIBOR +0.16%) ±	2.42	12-2-2019	25,000,000	25,063,943
FFCB (3 Month LIBOR -0.06%) ±	2.43	10-25-2019	42,400,000	42,457,592
FFCB (z)	2.45	4-5-2019	25,000,000	24,739,514
FFCB (z)	2.49	5-9-2019	106,000,000	104,634,475
FFCB (z)	2.52	5-21-2019	20,000,000	19,723,067
FFCB (z)	2.56	6-11-2019	100,000,000	98,446,000
FFCB (z)	2.57	7-11-2019	60,000,000	58,941,600
FFCB (z)	2.60	7-1-2019	5,000,000	4,914,292
FFCB (z)	2.61	7-10-2019	100,000,000	98,215,111
FFCB (z)	2.62	7-16-2019	15,000,000	14,724,796
FHLB	1.50	11-20-2018	43,000,000	42,996,328
FHLB (z)	2.03	11-8-2018	150,000,000	149,941,083
FHLB (z)	2.05	11-7-2018	89,000,000	88,969,770
FHLB (z)	2.05	11-1-2018	500,000,000	500,000,000
FHLB (3 Month LIBOR -0.28%) ±	2.06	2-1-2019	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.28%) ±	2.07	2-4-2019	200,000,000	200,000,000
FHLB (z)	2.07	11-27-2018	100,000,000	99,851,583
FHLB (z)	2.07	11-30-2018	50,000,000	49,917,431
FHLB (z)	2.08	11-16-2018	200,000,000	199,827,584
FHLB (z)	2.09	11-23-2018	100,000,000	99,872,950
FHLB (z)	2.09	11-21-2018	400,000,000	399,537,500
FHLB (z)	2.10	11-20-2018	100,000,000	99,889,958
FHLB (z)	2.10	12-10-2018	200,000,000	199,549,333
FHLB (1 Month LIBOR -0.15%) ±	2.11	11-1-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.14%) ±	2.13	12-3-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.19%) ±	2.13	8-28-2019	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.21%) ±	2.13	6-19-2020	200,000,000	200,000,000
FHLB (z)	2.13	11-2-2018	364,500,000	364,478,437
FHLB (3 Month LIBOR -0.19%) ±	2.13	2-20-2020	200,000,000	200,000,000
FHLB (z)	2.14	12-27-2018	350,000,000	348,845,777
FHLB (1 Month LIBOR -0.14%) ±	2.14	12-4-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.14%) ±	2.14	12-14-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.14%) ±	2.14	12-14-2018	200,000,000	200,000,000
FHLB (z)	2.14	12-7-2018	107,000,000	106,772,090
FHLB (1 Month LIBOR -0.14%) ±	2.14	12-7-2018	500,000,000	500,000,000
FHLB (1 Month LIBOR -0.14%) ±	2.15	11-16-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.14%) ±	2.15	11-23-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.13%) ±	2.15	11-15-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	2.15	1-22-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	2.15	3-22-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	2.15	4-15-2019	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.26%) ±	2.15	10-7-2019	75,000,000	74,925,296
FHLB (1 Month LIBOR -0.13%) ±	2.15	2-6-2019	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.15	5-28-2019	27,500,000	27,502,205
FHLB (3 Month LIBOR -0.16%) ±	2.15	5-28-2019	550,000,000	550,077,278
FHLB (1 Month LIBOR -0.13%) ±	2.15	12-10-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.15	5-24-2019	200,000,000	200,015,838
FHLB (3 Month LIBOR -0.16%) ±	2.15	5-24-2019	142,000,000	142,016,521
FHLB (1 Month LIBOR -0.13%) ±	2.16	11-20-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	2.16	7-16-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	2.16	6-7-2019	205,000,000	204,998,513
FHLB (1 Month LIBOR -0.12%) ±	2.16	12-10-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	2.16	1-18-2019	400,000,000	400,000,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (3 Month LIBOR -0.19%) ±	2.16%	11-2-2018	$91,400,000	$91,399,910
FHLB (1 Month LIBOR -0.12%) ±	2.16	2-15-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.12%) ±	2.16	2-22-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.12%) ±	2.16	2-22-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.14%) ±	2.16	2-28-2019	300,000,000	300,000,000
FHLB (3 Month LIBOR -0.26%) ±	2.16	10-11-2019	250,000,000	249,745,833
FHLB (3 Month LIBOR -0.16%) ±	2.16	6-5-2019	10,000,000	10,002,284
FHLB (1 Month LIBOR -0.12%) ±	2.17	4-18-2019	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.11%) ±	2.17	2-22-2019	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.17	6-12-2019	466,855,000	466,857,454
FHLB (1 Month LIBOR -0.11%) ±	2.18	7-19-2019	19,995,000	19,993,262
FHLB (3 Month LIBOR -0.16%) ±	2.18	6-20-2019	59,680,000	59,691,733
FHLB (1 Month LIBOR -0.10%) ±	2.18	12-21-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.10%) ±	2.18	3-8-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.11%) ±	2.18	12-11-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.10%) ±	2.19	10-21-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.10%) ±	2.19	12-18-2018	154,000,000	154,000,136
FHLB (1 Month LIBOR -0.09%) ±	2.19	1-14-2019	250,000,000	250,006,025
FHLB (1 Month LIBOR -0.09%) ±	2.19	7-16-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	2.19	7-22-2019	100,000,000	100,000,032
FHLB (1 Month LIBOR -0.09%) ±	2.19	11-8-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.09%) ±	2.19	1-25-2019	90,145,000	90,148,132
FHLB (1 Month LIBOR -0.08%) ±	2.19	2-4-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.14%) ±	2.20	12-20-2019	250,000,000	249,965,757
FHLB (1 Month LIBOR -0.08%) ±	2.20	11-13-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.08%) ±	2.20	3-15-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	2.20	3-20-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	2.20	7-17-2019	100,000,000	100,000,057
FHLB (3 Month LIBOR -0.21%) ±	2.20	7-6-2020	200,000,000	200,000,000
FHLB (z)	2.20	12-20-2018	300,000,000	299,105,751
FHLB (1 Month LIBOR -0.08%) ±	2.20	2-7-2020	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.09%) ±	2.20	11-28-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.08%) ±	2.20	3-19-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.12%) ±	2.21	12-13-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.07%) ±	2.22	7-17-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.22	2-20-2020	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.22	2-21-2020	125,000,000	125,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.22	8-7-2019	35,000,000	35,008,201
FHLB (1 Month LIBOR -0.07%) ±	2.22	4-24-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.23	12-16-2019	114,100,000	114,146,190
FHLB (1 Month LIBOR -0.05%) ±	2.23	12-13-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.05%) ±	2.23	10-9-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.23	4-26-2019	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.14%) ±	2.23	12-26-2019	225,000,000	225,000,000
FHLB (3 Month LIBOR -0.20%) ±	2.25	1-18-2019	300,000,000	300,002,707
FHLB (3 Month LIBOR -0.15%) ±	2.25	1-2-2020	150,000,000	150,000,000
FHLB (z)	2.27	3-1-2019	44,000,000	43,670,733
FHLB	2.28	9-20-2019	395,350,000	395,350,000
FHLB (z)	2.28	1-8-2019	100,000,000	99,571,222
FHLB (1 Month LIBOR +0.00%) ±	2.29	10-26-2020	230,000,000	230,000,370
FHLB (3 Month LIBOR -0.16%) ±	2.31	10-22-2019	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.31	1-22-2019	100,000,000	100,000,000
FHLB (z)	2.32	1-25-2019	134,000,000	133,270,716
FHLB (3 Month LIBOR -0.16%) ±	2.33	1-24-2019	100,000,000	100,000,000
FHLB (z)	2.36	3-4-2019	50,000,000	49,600,250
FHLB (z)	2.37	2-22-2019	50,000,000	49,631,181
FHLB	2.40	10-11-2019	367,750,000	367,750,000
FHLB	2.40	10-15-2019	300,000,000	300,000,000
FHLB (U.S. Treasury 3 Month +0.07%) ±	2.42	1-30-2020	150,000,000	150,000,000
FHLMC (3 Month LIBOR -0.22%) ±	2.11	6-10-2019	150,000,000	150,000,000
FHLMC (z)	2.13	12-19-2018	100,000,000	99,718,000
FHLMC (1 Month LIBOR -0.13%) ±	2.17	11-27-2018	50,000,000	50,000,000
FHLMC (1 Month LIBOR -0.10%) ±	2.18	8-8-2019	100,000,000	100,000,000

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLMC	2.28%	9-20-2019	$300,000,000	$300,000,000
FHLMC	3.75	3-27-2019	20,997,000	21,114,814
FNMA	0.88	8-2-2019	82,374,000	81,336,045
FNMA	1.13	12-14-2018	27,992,000	27,966,495
FNMA	1.63	11-27-2018	94,475,000	94,459,400
FNMA (United States SOFR +0.04%) ±	2.22	4-30-2019	50,000,000	50,000,000
FNMA (United States SOFR +0.07%) ±	2.25	10-30-2019	25,000,000	25,000,000
FNMA (United States SOFR +0.10%) ±	2.28	4-30-2020	15,000,000	15,000,000
FNMA (1 Month LIBOR +0.00%) ±	2.29	2-28-2019	15,000,000	15,005,425
National Credit Union Administration Guaranteed Note Series A4 §	3.00	6-12-2019	20,900,000	20,949,901
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	8-15-2019	8,000,000	8,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	11-15-2023	20,000,000	20,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	7-19-2027	10,000,000	10,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	9-20-2027	25,000,000	25,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	6-28-2032	32,740,350	32,740,350
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	10-15-2039	14,965,000	14,965,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	7-7-2040	20,000,000	20,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	7-7-2040	8,500,000	8,500,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	7-7-2040	11,000,000	11,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	7-7-2040	8,600,000	8,600,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.29	10-15-2040	7,000,000	7,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-2-2031	10,000,000	10,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-2-2031	11,755,000	11,755,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-2-2031	8,830,000	8,830,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-2-2031	6,730,000	6,730,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-2-2031	5,875,000	5,875,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	11,662,410	11,662,410
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	5-15-2033	3,791,294	3,791,294
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	1-15-2040	4,000,000	4,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	1-15-2040	11,952,000	11,952,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.30	7-15-2040	9,870,300	9,870,300
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.32	12-15-2019	13,860,000	13,860,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.32	7-9-2026	72,799,625	72,799,625
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.32	1-15-2030	16,981,132	16,981,132
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.33	11-15-2025	6,600,000	6,600,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.33%	10-15-2032	$23,117,949	$23,117,949
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.33	6-15-2034	18,719,658	18,719,658
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.34	1-20-2035	12,000,000	12,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.34	1-20-2035	10,400,000	10,400,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.34	1-20-2035	9,900,000	9,900,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.34	1-20-2035	4,000,000	4,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.34	4-20-2035	17,500,000	17,500,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.34	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month +0.00%) ±§	2.34	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	4,591,500	4,591,500
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month +0.00%) ±§	2.30	1-15-2040	9,960,000	9,960,000
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month +0.00%) ±§	2.34	8-15-2026	15,447,168	15,447,168
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month +0.00%) ±§	2.29	10-10-2025	6,591,600	6,591,600
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month +0.00%) ±§	2.29	9-20-2038	4,000,000	4,000,000
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	10,744,110	10,744,110
Overseas Private Investment Corporation Series 2-2 (U.S. Treasury 3 Month +0.00%) ±§	2.30	7-15-2040	3,489,500	3,489,500
Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month +0.00%) ±§	2.29	10-10-2025	8,569,080	8,569,080
Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month +0.00%) ±§	2.30	7-15-2026	5,563,140	5,563,140
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-2-2031	3,500,000	3,500,000
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	6,244,440	6,244,440
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	2.33	11-15-2033	24,752,137	24,752,137
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month +0.00%) ±§	2.34	1-20-2035	9,000,000	9,000,000
Overseas Private Investment Corporation Series 5 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	6,428,100	6,428,100
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month +0.00%) ±§	2.29	7-7-2040	4,900,000	4,900,000
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	6,428,100	6,428,100
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month +0.00%) ±§	2.33	4-20-2035	8,900,000	8,900,000
Overseas Private Investment Corporation Series 7 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	3,673,200	3,673,200
Overseas Private Investment Corporation Series 7 (U.S. Treasury 3 Month +0.00%) ±§	2.33	1-20-2035	2,900,000	2,900,000
Overseas Private Investment Corporation Series 8 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	13,774,500	13,774,500
Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month +0.00%) ±§	2.30	9-30-2031	4,316,010	4,316,010

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month +0.00%) ±§	2.33%	5-15-2030	$26,316,000	$26,316,000
Total Government Agency Debt (Cost $28,601,917,724)				28,601,917,724

Municipal Obligations : 0.04%
New York : 0.02%
Variable Rate Demand Notes ø: 0.02%
New York City NY Housing Development Corporation Taxable-90 West Street-Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	2.20	3-15-2036	5,150,000	5,150,000
New York HFA 11th Avenue Housing-B (Housing Revenue, FNMA LOC, FNMA LIQ)	2.20	5-15-2041	6,000,000	6,000,000
New York HFA 38th Street Series B (Housing Revenue, FNMA LOC)	2.18	5-15-2033	1,500,000	1,500,000
New York HFA Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	2.20	5-15-2033	2,700,000	2,700,000
				15,350,000

Washington : 0.01%
Variable Rate Demand Notes ø: 0.01%
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	2.19	12-15-2036	1,520,000	1,520,000
Washington Housing Finance Commission Fairwinds Redmond Project (Housing Revenue, FHLB LOC)	2.20	7-1-2041	4,600,000	4,600,000
				6,120,000

Wisconsin : 0.01%
Variable Rate Demand Note ø: 0.01%
Wisconsin PFA Assisted Living Facilities Taxable Brannan Park Project (Housing Revenue, East West Bank LOC)	2.21	1-1-2048	4,900,000	4,900,000

Total Municipal Obligations (Cost $26,370,000)				26,370,000

Repurchase Agreements ^^: 48.23%
Bank of America Corporation, dated 10-31-2018, maturity value $1,745,107,608 (1)	2.22	11-1-2018	1,745,000,000	1,745,000,000
Bank of Montreal, dated 10-31-2018, maturity value $400,024,556 (2)	2.21	11-1-2018	400,000,000	400,000,000
Bank of Montreal, dated 10-31-2018, maturity value $525,032,229 (3)	2.21	11-1-2018	525,000,000	525,000,000
Bank of Nova Scotia, dated 10-31-2018, maturity value $1,250,076,736 (4)	2.21	11-1-2018	1,250,000,000	1,250,000,000
Bank of Nova Scotia, dated 10-31-2018, maturity value $200,012,111 (5)	2.18	11-1-2018	200,000,000	200,000,000
Barclays Capital Incorporated, dated 10-31-2018, maturity value $500,030,556 (6)	2.20	11-1-2018	500,000,000	500,000,000
Barclays Capital Incorporated, dated 10-31-2018, maturity value $75,004,583 (7)	2.20	11-1-2018	75,000,000	75,000,000
BNP Paribas Securities Corporation, dated 10-3-2018, maturity value $301,138,667 (8)	2.24	12-3-2018	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 10-31-2018, maturity value $100,006,111 (9)	2.20	11-1-2018	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 10-31-2018, maturity value $200,772,667 (10)	2.28	12-31-2018	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 10-31-2018, maturity value $800,049,111 (11)	2.21	11-1-2018	800,000,000	800,000,000
BNP Paribas Securities Corporation, dated 10-31-2018, maturity value $922,556,375 (12)	2.20	11-1-2018	922,500,000	922,500,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
BNP Paribas Securities Corporation, dated 8-13-2018, maturity value $201,063,111 (13)	2.08%	11-13-2018	$200,000,000	$200,000,000
BNP Paribas Securities Corporation, dated 9-20-2018, maturity value $150,828,750 (14)	2.21	12-19-2018	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 9-7-2018, maturity value $301,070,000 (15)	2.14	11-6-2018	300,000,000	300,000,000
Citibank NA, dated 10-25-2018, maturity value $250,106,458 (16)	2.19	11-1-2018	250,000,000	250,000,000
Citibank NA, dated 10-31-2018, maturity value $250,015,417 (17)	2.22	11-1-2018	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-30-2018, maturity value $250,106,458 (18)	2.19	11-6-2018	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-31-2018, maturity value $500,030,833 (19)	2.22	11-1-2018	500,000,000	500,000,000
Credit Agricole SA, dated 10-10-2018, maturity value $250,524,167 (20)	2.22	11-13-2018	250,000,000	250,000,000
Credit Agricole SA, dated 10-29-2018, maturity value $250,106,944 (21)	2.20	11-5-2018	250,000,000	250,000,000
Credit Agricole SA, dated 10-31-2018, maturity value $1,180,072,439 (22)	2.21	11-1-2018	1,180,000,000	1,180,000,000
Deutsche Bank Securities, dated 10-31-2018, maturity value $600,036,833 (23)	2.21	11-1-2018	600,000,000	600,000,000
Deutsche Bank Securities, dated 10-31-2018, maturity value $750,045,833 (24)	2.20	11-1-2018	750,000,000	750,000,000
Fixed Income Clearing Corporation, dated 10-31-2018, maturity value $92,403,080 (25)	1.20	11-1-2018	92,400,000	92,400,000
Goldman Sachs & Company, dated 10-31-2018, maturity value $200,012,167 (26)	2.19	11-1-2018	200,000,000	200,000,000
Goldman Sachs & Company, dated 10-31-2018, maturity value $250,010,417 (27)	1.50	11-1-2018	250,000,000	250,000,000
ING Financial Markets LLC, dated 10-1-2018, maturity value $200,404,444 (28) ¢	2.08	11-5-2018	200,000,000	200,000,000
ING Financial Markets LLC, dated 10-1-2018, maturity value $200,740,000 (29)	2.22	11-30-2018	200,000,000	200,000,000
ING Financial Markets LLC, dated 10-15-2018, maturity value $201,201,111 (30)	2.35	1-15-2019	200,000,000	200,000,000
ING Financial Markets LLC, dated 10-23-2018, maturity value $350,737,139 (31)	2.23	11-26-2018	350,000,000	350,000,000
ING Financial Markets LLC, dated 10-26-2018, maturity value $300,128,333 (32)	2.20	11-2-2018	300,000,000	300,000,000
ING Financial Markets LLC, dated 10-3-2018, maturity value $301,767,000 (33)	2.28	1-4-2019	300,000,000	300,000,000
ING Financial Markets LLC, dated 10-30-2018, maturity value $350,149,042 (34)	2.19	11-6-2018	350,000,000	350,000,000
ING Financial Markets LLC, dated 10-31-2018, maturity value $1,231,075,912 (35)	2.22	11-1-2018	1,231,000,000	1,231,000,000
ING Financial Markets LLC, dated 10-31-2018, maturity value $251,481,250 (36)	2.37	1-29-2019	250,000,000	250,000,000
ING Financial Markets LLC, dated 10-31-2018, maturity value $300,128,917 (37)	2.21	11-7-2018	300,000,000	300,000,000
ING Financial Markets LLC, dated 10-31-2018, maturity value $850,051,997 (38)	2.20	11-1-2018	850,000,053	850,000,053
ING Financial Markets LLC, dated 9-10-2018, maturity value $150,822,792 (39)	2.17	12-10-2018	150,000,000	150,000,000
ING Financial Markets LLC, dated 9-4-2018, maturity value $451,635,250 (40)	2.11	11-5-2018	450,000,000	450,000,000
JPMorgan Securities, dated 10-31-2018, maturity value $3,600,221,000 (41)	2.21	11-1-2018	3,600,000,000	3,600,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 10-31-2018, maturity value $100,006,167 (42)	2.22	11-1-2018	100,000,000	100,000,000
MetLife Incorporated, dated 10-31-2018, maturity value $650,042,822 (43)	2.20	11-1-2018	650,003,100	650,003,100
Mitsubishi Bank, dated 10-31-2018, maturity value $600,037,000 (44)	2.22	11-1-2018	600,000,000	600,000,000
Mizuho Bank, dated 10-31-2018, maturity value $650,039,903 (45)	2.21	11-1-2018	650,000,000	650,000,000

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
MUFG Securities Canada Limited, dated 10-31-2018, maturity value $500,030,556 (46)	2.20%	11-1-2018	$500,000,000	$500,000,000
Nomura Securities International Incorporated, dated 10-30-2018, maturity value $800,337,556 (47)	2.17	11-6-2018	800,000,000	800,000,000
Nomura Securities International Incorporated, dated 10-31-2018, maturity value $705,042,888 (48)	2.19	11-1-2018	705,000,000	705,000,000
Prudential Insurance Company of America, dated 10-31-2018, maturity value $151,459,339 (49)	2.22	11-1-2018	151,450,000	151,450,000
Prudential Insurance Company of America, dated 10-31-2018, maturity value $648,518,740 (50)	2.22	11-1-2018	648,478,750	648,478,750
RBC Capital Markets, dated 10-18-2018, maturity value $251,456,250 (51)	2.33	1-16-2019	250,000,000	250,000,000
RBC Capital Markets, dated 10-19-2018, maturity value $301,762,500 (52)	2.35	1-17-2019	300,000,000	300,000,000
RBC Capital Markets, dated 10-30-2018, maturity value $250,460,417 (53)	2.21	11-29-2018	250,000,000	250,000,000
RBC Capital Markets, dated 9-06-2018, maturity value $250,883,333 (54)	2.12	11-5-2018	250,000,000	250,000,000
RBC Capital Markets, dated 9-13-2018, maturity value $301,650,000 (55)	2.20	12-12-2018	300,000,000	300,000,000
RBC Capital Markets, dated 9-14-2018, maturity value $301,650,000 (56)	2.20	12-13-2018	300,000,000	300,000,000
RBC Capital Markets, dated 9-20-2018, maturity value $301,668,333 (57)	2.20	12-20-2018	300,000,000	300,000,000
RBC Capital Markets, dated 9-21-2018, maturity value $301,095,000 (58)	2.19	11-20-2018	300,000,000	300,000,000
RBC Dominion, dated 10-31-2018, maturity value $1,150,070,597 (59)	2.21	11-1-2018	1,150,000,000	1,150,000,000
Royal Bank of Canada, dated 10-31-2018, maturity value $1,000,061,389 (60)	2.21	11-1-2018	1,000,000,000	1,000,000,000
Royal Bank of Scotland, dated 10-31-2018, maturity value $1,250,076,736 (61)	2.21	11-1-2018	1,250,000,000	1,250,000,000
Royal Bank of Scotland, dated 10-31-2018, maturity value $250,014,931 (62)	2.15	11-1-2018	250,000,000	250,000,000
Societe Generale, dated 10-16-2018, maturity value $150,288,042 (63)	2.23	11-16-2018	150,000,000	150,000,000
Societe Generale, dated 10-31-2018, maturity value $500,030,694 (64)	2.21	11-1-2018	500,000,000	500,000,000
Sumitomo Mitsui Banking Corporation, dated 10-29-2018, maturity value $613,689,786 (65)	2.21	11-15-2018	613,050,000	613,050,000
TD Securities, dated 10-31-2018, maturity value $400,024,667 (66)	2.22	11-1-2018	400,000,000	400,000,000
Total Repurchase Agreements (Cost $33,588,881,903)				33,588,881,903

Treasury Debt : 10.67%
U.S. Treasury Bill (z)	2.02	11-1-2018	80,000,000	80,000,000
U.S. Treasury Bill (z)	2.05	11-29-2018	100,000,000	99,842,111
U.S. Treasury Bill (z)	2.05	11-8-2018	170,000,000	169,932,533
U.S. Treasury Bill (z)	2.09	12-20-2018	300,000,000	299,154,750
U.S. Treasury Bill (z)	2.10	12-6-2018	470,000,000	469,050,270
U.S. Treasury Bill (z)	2.10	11-23-2018	100,000,000	99,872,889
U.S. Treasury Bill (z)	2.12	12-13-2018	370,000,000	369,096,522
U.S. Treasury Bill (z)	2.12	12-27-2018	610,000,000	608,010,289
U.S. Treasury Bill (z)	2.14	1-3-2019	70,000,000	69,740,300
U.S. Treasury Bill (z)	2.17	1-17-2019	200,000,000	199,079,209
U.S. Treasury Bill (z)	2.19	1-24-2019	550,000,000	547,219,833
U.S. Treasury Bill (z)	2.19	1-31-2019	380,000,000	377,920,523
U.S. Treasury Bill (z)	2.20	2-7-2019	370,000,000	367,806,950
U.S. Treasury Bill (z)	2.22	2-14-2019	150,000,000	149,039,644
U.S. Treasury Bill (z)	2.23	2-21-2019	230,000,000	228,423,600
U.S. Treasury Bill (z)	2.23	2-28-2019	180,000,000	178,688,026
U.S. Treasury Bill (z)	2.27	3-7-2019	250,000,000	248,034,313
U.S. Treasury Bill (z)	2.30	3-14-2019	150,000,000	148,742,042
U.S. Treasury Bill (z)	2.33	3-21-2019	90,000,000	89,192,667
U.S. Treasury Bill (z)	2.38	4-4-2019	20,000,000	19,798,944
U.S. Treasury Bill (z)	2.42	4-11-2019	60,000,000	59,359,354
U.S. Treasury Bill (z)	2.43	4-18-2019	50,000,000	49,439,300

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note		0.75%	2-15-2019	$220,000,000	$219,064,339
U.S. Treasury Note		0.75	8-15-2019	70,000,000	68,976,503
U.S. Treasury Note		0.88	4-15-2019	135,000,000	134,056,858
U.S. Treasury Note		0.88	7-31-2019	20,000,000	19,745,578
U.S. Treasury Note		1.00	11-30-2018	180,000,000	179,841,034
U.S. Treasury Note		1.00	3-15-2019	150,000,000	149,309,046
U.S. Treasury Note		1.25	11-30-2018	150,000,000	149,927,412
U.S. Treasury Note		1.25	12-31-2018	80,000,000	79,873,837
U.S. Treasury Note		1.25	4-30-2019	180,000,000	178,946,492
U.S. Treasury Note		1.25	5-31-2019	95,000,000	94,375,775
U.S. Treasury Note		1.38	11-30-2018	110,000,000	109,965,179
U.S. Treasury Note		1.38	2-28-2019	220,000,000	219,375,019
U.S. Treasury Note		1.38	7-31-2019	20,000,000	19,826,717
U.S. Treasury Note		1.50	1-31-2019	65,000,000	64,889,161
U.S. Treasury Note		1.50	2-28-2019	208,000,000	207,488,422
U.S. Treasury Note		1.50	5-31-2019	130,000,000	129,334,637
U.S. Treasury Note		1.63	3-31-2019	75,000,000	74,792,057
U.S. Treasury Note		1.63	4-30-2019	30,000,000	29,894,531
U.S. Treasury Note		2.75	2-15-2019	113,000,000	113,160,273
U.S. Treasury Note		3.13	5-15-2019	230,000,000	230,827,054
U.S. Treasury Note		3.63	8-15-2019	30,000,000	30,238,357
Total Treasury Debt (Cost $7,431,352,350)					7,431,352,350

Total investments in securities (Cost $69,648,521,977)	100.00%				69,648,521,977
Other assets and liabilities, net	0.00				1,382,616

Total net assets	100.00%				$69,649,904,593

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:

(1) U.S. government securities, 3.00% to 3.50%, 11-20-2042 to 10-20-2046, fair value including accrued interest is $1,797,350,000.

(2) U.S. government securities, 2.00% to 3.75%, 11-15-2018 to 2-15-2028, fair value including accrued interest is $408,000,037.

(3) U.S. government securities, 2.10% to 8.00%, 6-28-2021 to 9-20-2068, fair value including accrued interest is $540,629,099.

(4) U.S. government securities, 1.55% to 6.63%, 4-13-2020 to 10-1-2048, fair value including accrued interest is $1,287,229,480.

(5) U.S. government securities, 2.75% to 3.00%, 10-31-2020 to 10-31-2025, fair value including accrued interest is $204,000,048.

(6) U.S. government securities, 2.88%, 10-15-2021 to 5-15-2028, fair value including accrued interest is $510,000,014.

(7) U.S. government securities, 4.00%, 7-1-2048, fair value including accrued interest is $77,250,000.

(8) U.S. government securities, 0.00% to 8.13%, 12-6-2018 to 7-1-2056, fair value including accrued interest is $308,495,744.

(9) U.S. government securities, 0.00% to 6.25%, 8-15-2019 to 3-9-2038, fair value including accrued interest is $102,000,005.

(10) U.S. government securities, 0.00% to 6.00%, 11-8-2018 to 9-20-2048, fair value including accrued interest is $205,925,674.

(11) U.S. government securities, 0.00% to 4.37%, 7-31-2020 to 2-15-2048, fair value including accrued interest is $823,564,046.

(12) U.S. government securities, 0.00% to 8.13%, 11-8-2018 to 2-15-2048, fair value including accrued interest is $940,950,039.

(13) U.S. government securities, 0.00% to 8.13%, 12-16-2018 to 8-1-2048, fair value including accrued interest is $205,421,186.

(14) U.S. government securities, 0.00% to 8.13%, 11-8-2018 to 10-1-2048, fair value including accrued interest is $154,415,714.

(15) U.S. government securities, 0.00% to 7.50%, 11-8-2018 to 9-1-2048, fair value including accrued interest is $308,731,350.

(16) U.S. government securities, 0.00% to 8.50%, 3-7-2019 to 10-20-2067, fair value including accrued interest is $255,500,967.

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund

(17) U.S. government securities, 0.00% to 8.75%, 12-27-2018 to 9-15-2060, fair value including accrued interest is $255,517,577.

(18) U.S. government securities, 0.00% to 5.00%, 11-15-2019 to 10-20-2048, fair value including accrued interest is $255,433,178.

(19) U.S. government securities, 0.38% to 8.83%, 2-15-2019 to 2-15-2060, fair value including accrued interest is $511,362,409.

(20) U.S. government securities, 3.00% to 4.50%, 9-1-2041 to 8-1-2048, fair value including accrued interest is $257,500,001.

(21) U.S. government securities, 3.00% to 5.00%, 5-1-2043 to 10-20-2048, fair value including accrued interest is $257,500,001.

(22) U.S. government securities, 1.38% to 4.00%, 11-15-2019 to 9-1-2048, fair value including accrued interest is $1,212,375,126.

(23) U.S. government securities, 2.88% to 5.66%, 3-13-2020 to 10-1-2048, fair value including accrued interest is $614,493,862.

(24) U.S. government securities, 0.00%, 2-15-2020 to 9-20-2042, fair value including accrued interest is $765,000,092.

(25) U.S. government securities, 0.00%, 5-23-2019, fair value including accrued interest is $94,251,629.

(26) U.S. government securities, 2.54% to 7.50%, 3-1-2020 to 10-1-2048, fair value including accrued interest is $206,000,000.

(27) U.S. government securities, 0.00% to 8.83%, 11-8-2018 to 8-15-2048, fair value including accrued interest is $255,000,028.

(28) U.S. government securities, 0.00% to 6.00%, 1-3-2019 to 9-1-2048, fair value including accrued interest is $205,996,301.

(29) U.S. government securities, 0.00% to 6.00%, 9-3-2019 to 9-1-2048, fair value including accrued interest is $205,994,117.

(30) U.S. government securities, 1.50% to 6.00%, 5-31-2020 to 10-1-2048, fair value including accrued interest is $205,414,205.

(31) U.S. government securities, 0.00% to 7.50%, 1-3-2019 to 10-1-2048, fair value including accrued interest is $360,481,040.

(32) U.S. government securities, 0.00% to 6.50%, 1-3-2019 to 6-1-2056, fair value including accrued interest is $308,980,953.

(33) U.S. government securities, 0.00% to 5.00%, 1-3-2019 to 10-1-2048, fair value including accrued interest is $308,954,212.

(34) U.S. government securities, 0.00% to 6.00%, 1-3-2019 to 1-1-2057, fair value including accrued interest is $360,493,349.

(35) U.S. government securities, 0.00% to 5.00%, 1-3-2019 to 10-1-2048, fair value including accrued interest is $1,266,943,540.

(36) U.S. government securities, 0.00% to 5.50%, 1-3-2019 to 10-1-2048, fair value including accrued interest is $257,494,850.

(37) U.S. government securities, 0.00% to 5.50%, 1-3-2019 to 7-1-2048, fair value including accrued interest is $308,979,831.

(38) U.S. government securities, 1.38% to 3.00%, 4-30-2021 to 11-15-2027, fair value including accrued interest is $867,346,993.

(39) U.S. government securities, 0.00% to 6.00%, 1-3-2019 to 10-1-2048, fair value including accrued interest is $154,470,107.

(40) U.S. government securities, 0.00% to 6.00%, 1-3-2019 to 6-1-2056, fair value including accrued interest is $463,364,779.

(41) U.S. government securities, 0.00% to 7.00%, 10-1-2021 to 11-1-2048, fair value including accrued interest is $3,686,857,494.

(42) U.S. government securities, 3.50%, 3-20-2047, fair value including accrued interest is $103,000,000.

(43) U.S. government securities, 1.50% to 2.75%, 5-31-2019 to 11-15-2047, fair value including accrued interest is $658,613,557.

(44) U.S. government securities, 2.00% to 6.50%, 1-1-2024 to 10-20-2048, fair value including accrued interest is $618,000,001.

(45) U.S. government securities, 2.00% to 6.00%, 5-1-2024 to 8-1-2048, fair value including accrued interest is $669,500,000.

(46) U.S. government securities, 0.13% to 3.13%, 5-15-2019 to 2-15-2046, fair value including accrued interest is $510,000,013.

(47) U.S. government securities, 0.00% to 8.00%, 11-15-2018 to 2-15-2047, fair value including accrued interest is $816,000,030.

(48) U.S. government securities, 0.00% to 7.88%, 11-15-2018 to 8-15-2044, fair value including accrued interest is $719,100,056.

(49) U.S. government securities, 0.00% to 3.00%, 5-15-2020 to 5-15-2045, fair value including accrued interest is $154,479,000.

(50) U.S. government securities, 0.00% to 3.88%, 11-15-2021 to 8-15-2026, fair value including accrued interest is $661,448,325.

(51) U.S. government securities, 2.10% to 4.60%, 7-1-2023 to 10-1-2048, fair value including accrued interest is $257,500,000.

(52) U.S. government securities, 2.10% to 4.87%, 11-1-2025 to 10-1-2048, fair value including accrued interest is $309,000,000.

(53) U.S. government securities, 2.19% to 6.00%, 11-1-2025 to 10-1-2048, fair value including accrued interest is $257,500,000.

(54) U.S. government securities, 2.10% to 5.00%, 2-1-2027 to 10-1-2048, fair value including accrued interest is $257,500,000.

(55) U.S. government securities, 2.52% to 5.00%, 1-1-2038 to 7-1-2055, fair value including accrued interest is $309,000,000.

(56) U.S. government securities, 2.50% to 5.50%, 11-1-2025 to 10-1-2048, fair value including accrued interest is $309,000,000.

(57) U.S. government securities, 2.72% to 5.00%, 6-1-2038 to 10-1-2048, fair value including accrued interest is $309,000,000.

(58) U.S. government securities, 2.72% to 4.50%, 7-1-2042 to 2-1-2057, fair value including accrued interest is $309,000,000.

(59) U.S. government securities, 0.00% to 5.00%, 11-29-2018 to 8-20-2048, fair value including accrued interest is $1,182,358,754.

(60) U.S. government securities, 2.13% to 8.00%, 12-1-2021 to 10-1-2048, fair value including accrued interest is $1,030,000,000.

(61) U.S. government securities, 0.00% to 6.63%, 12-13-2018 to 5-15-2046, fair value including accrued interest is $1,275,000,072.

(62) U.S. government securities, 2.13% to 2.63%, 12-31-2022 to 3-31-2025, fair value including accrued interest is $255,000,079.

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

(63) U.S. government securities, 0.00% to 6.75%, 2-28-2019 to 5-15-2047, fair value including accrued interest is $153,000,005.

(64) U.S. government securities, 0.00% to 3.88%, 11-15-2019 to 11-15-2047, fair value including accrued interest is $510,000,052.

(65) U.S. government securities, 2.00% to 3.50%, 1-15-2021 to 11-1-2047, fair value including accrued interest is $632,774,701.

(66) U.S. government securities, 3.50% to 5.00%, 5-1-2042 to 9-1-2048, fair value including accrued interest is $412,000,000.

Abbreviations:

FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
SOFR	Secured Overnight Financing Rate

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Government agency debt	$0	$28,601,917,724	$0	$28,601,917,724
Municipal Obligations	0	26,370,000	0	26,370,000
Repurchase agreements	0	33,588,881,903	0	33,588,881,903
Treasury debt	0	7,431,352,350	0	7,431,352,350

Total assets	$0	$69,648,521,977	$0	$69,648,521,977

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 23.01%
Bank of Montreal	2.30%	11-28-2018	$33,000,000	$33,000,428
Bank of Montreal (1 Month LIBOR +0.15%) ±	2.43	3-12-2019	85,000,000	85,008,814
Bank of Montreal (1 Month LIBOR +0.22%) ±	2.49	10-4-2019	40,000,000	39,996,351
Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.48	8-14-2019	40,000,000	39,971,114
Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.49	9-16-2019	20,000,000	19,992,803
Canadian Imperial Bank (3 Month LIBOR +0.20%) ±	2.54	5-1-2019	83,000,000	83,040,768
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.53	7-19-2019	100,000,000	99,992,895
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.53	7-19-2019	3,000,000	2,999,787
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.65	4-3-2019	40,000,000	40,024,881
First Abu Dhabi Bank	2.17	11-1-2018	50,000,000	50,000,000
HSBC Bank USA NA	2.20	11-1-2018	129,000,000	129,000,000
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	2.46	11-2-2018	25,000,000	25,000,310
HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.47	8-9-2019	25,000,000	24,988,575
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	2.48	11-7-2018	25,000,000	25,001,151
HSBC Bank USA NA (3 Month LIBOR +0.18%) ±	2.52	5-10-2019	40,000,000	40,006,104
KBC Bank	2.50	1-2-2019	83,000,000	83,001,011
KBC Bank	2.52	1-2-2019	90,000,000	90,004,199
Mitsubishi Trust & Bank (1 Month LIBOR +0.23%) ±	2.52	1-17-2019	35,000,000	35,013,571
Mitsubishi Trust & Bank (1 Month LIBOR +0.30%) ±	2.58	1-14-2019	38,000,000	38,019,927
Mizuho Bank Limited (1 Month LIBOR +0.19%) ±	2.47	4-10-2019	90,000,000	89,984,152
Mizuho Bank Limited (1 Month LIBOR +0.25%) ±	2.54	11-26-2018	35,000,000	35,005,937
Mizuho Bank Limited (3 Month LIBOR +0.30%) ±	2.64	4-30-2019	18,000,000	18,014,236
MUFG Bank Limited (1 Month LIBOR +0.30%) ±%%	2.60	5-1-2019	40,000,000	40,000,000
National Bank of Kuwait	2.17	11-1-2018	143,275,000	143,275,000
Natixis (1 Month LIBOR +0.25%) ±	2.53	12-10-2018	37,000,000	37,010,680
Nordea Bank AB (1 Month LIBOR +0.17%) ±	2.45	6-13-2019	50,000,000	49,990,741
Oversea Chinese Banking (1 Month LIBOR +0.14%) ±	2.42	3-13-2019	42,000,000	41,999,985
Oversea Chinese Banking (1 Month LIBOR +0.20%) ±	2.48	9-19-2019	32,000,000	31,991,004
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.19%) ±	2.48	3-27-2019	88,000,000	88,008,769
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.20%) ±	2.49	3-28-2019	40,000,000	40,005,641
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.05%) ±	2.37	12-4-2018	56,000,000	56,004,416
Sumitomo Mitsui Trust NY (1 Month LIBOR +0.18%) ±	2.46	2-6-2019	15,935,000	15,936,426
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.15%) ±	2.60	4-18-2019	40,000,000	39,998,032
Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.74	10-21-2019	35,000,000	35,021,488
Toronto Dominion Bank (3 Month LIBOR +0.08%) ±	2.40	8-16-2019	47,000,000	46,977,932
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.51	12-6-2018	65,000,000	65,016,078
US Bank NA (1 Month LIBOR +0.26%) ±	2.54	7-23-2019	40,000,000	39,997,106
Total Certificates of Deposit (Cost $1,898,292,548)				1,898,300,312

Commercial Paper : 49.26%
Asset-Backed Commercial Paper : 24.13%
Albion Capital Corporation (z)	2.40	11-20-2018	42,000,000	41,947,024
Alpine Securitizaton LLC (1 Month LIBOR +0.20%) 144A±	2.46	6-28-2019	60,000,000	59,998,183
Anglesea Funding LLC (1 Month LIBOR +0.20%) 144A±	2.48	3-8-2019	83,000,000	82,998,707
Anglesea Funding LLC (1 Month LIBOR +0.20%) 144A±	2.49	3-15-2019	59,000,000	59,016,178
Anglesea Funding LLC (1 Month LIBOR +0.23%) 144A±	2.49	12-28-2018	38,000,000	38,013,317
Anglesea Funding LLC (1 Month LIBOR +0.23%) 144A±	2.51	1-2-2019	20,000,000	20,007,337
Antalis SA 144A(z)	2.32	11-2-2018	43,240,000	43,234,602
Antalis SA 144A(z)	2.43	12-19-2018	38,000,000	37,878,246
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) 144A±	2.58	11-1-2018	55,000,000	55,000,520
Barton Capital Corporation 144A(z)	2.36	12-19-2018	7,000,000	6,976,619
Bedford Row Funding Corporation (1 Month LIBOR +0.34%) 144A±	2.62	6-10-2019	35,000,000	35,030,311
Cedar Spring Capital Corporation 144A(z)	2.25	11-1-2018	123,000,000	122,992,057
Chesham Finance Limited 144A(z)	2.25	11-1-2018	75,000,000	74,995,323
Chesham Finance Limited 144A(z)	2.25	11-1-2018	51,000,000	51,000,000
Chesham Finance Limited 144A(z)	2.25	11-1-2018	51,000,000	51,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.16%) 144A±	2.57	1-8-2019	40,000,000	40,005,572
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) 144A±	2.62	1-2-2019	61,000,000	61,015,841
Concord Minutemen Capital Company 144A(z)	2.35	11-2-2018	25,000,000	24,996,879
Concord Minutemen Capital Company 144A(z)	2.40	11-16-2018	27,104,000	27,076,511
Concord Minutemen Capital Company 144A(z)	2.48	1-7-2019	16,000,000	15,926,772
Crown Point Capital Company (1 Month LIBOR +0.20%) 144A±	2.48	3-11-2019	75,000,000	74,999,183
Crown Point Capital Company (1 Month LIBOR +0.23%) 144A±	2.51	5-15-2019	104,000,000	104,022,224

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Great Bridge Capital Company LLC 144A(z)	2.35%	11-5-2018	$36,000,000	$35,988,575
Great Bridge Capital Company LLC 144A(z)	2.41	11-8-2018	21,000,000	20,989,304
Institutional Secured Funding LLC 144A(z)	2.33	11-1-2018	207,000,000	206,987,092
Legacy Capital Company 144A(z)	2.32	11-2-2018	35,000,000	34,995,631
LMA Americas LLC 144A(z)	2.25	11-6-2018	55,000,000	54,979,100
Longship Funding Designated Activity Company 144A(z)	2.25	11-1-2018	2,000,000	1,999,874
Longship Funding LLC 144A(z)	2.29	11-13-2018	40,000,000	39,966,706
Matchpoint Finance plc 144A(z)	2.20	11-1-2018	59,000,000	58,996,190
Mountcliff Funding LLC 144A(z)	2.25	11-1-2018	122,000,000	121,992,392
Mountcliff Funding LLC (1 Month LIBOR +0.25%) 144A±	2.49	2-28-2019	42,000,000	41,999,999
Nieuw Amsterdam Receivables Corporation 144A(z)	2.35	12-6-2018	40,000,000	39,903,280
Old Line Funding LLC (1 Month LIBOR +0.19%) 144A±	2.47	5-13-2019	40,000,000	39,997,876
Old Line Funding LLC (1 Month LIBOR +0.22%) 144A±	2.48	8-1-2019	24,000,000	23,998,215
Old Line Funding LLC (1 Month LIBOR +0.20%) 144A±	2.48	11-9-2018	30,000,000	30,001,726
White Plains Capital 144A(z)	2.49	12-4-2018	62,000,000	61,847,287
White Plains Capital 144A(z)	2.63	1-8-2019	48,000,000	47,753,164
				1,990,527,817

Financial Company Commercial Paper : 18.93%
ASB Finance Limited (3 Month LIBOR +0.20%) 144A±	2.62	4-11-2019	34,000,000	34,016,310
Banco de Crédito e Inversiones 144A(z)	2.45	11-2-2018	30,000,000	29,996,205
Banco de Crédito e Inversiones 144A(z)	2.46	11-13-2018	211,000,000	210,824,372
Banco Santander Chile 144A(z)	2.51	11-6-2018	40,000,000	39,984,087
Banco Santander Chile 144A(z)	2.51	11-7-2018	40,000,000	39,981,411
Bank of Nova Scotia (1 Month LIBOR +0.18%) 144A±	2.46	7-2-2019	40,000,000	39,978,149
Bank of Nova Scotia (1 Month LIBOR +0.19%) 144A±	2.47	5-6-2019	43,000,000	42,993,104
Bank of Nova Scotia (3 Month LIBOR +0.21%) 144A±	2.56	12-21-2018	39,000,000	39,009,610
Barclays Bank plc 144A(z)	2.53	12-21-2018	32,000,000	31,886,304
BNZ International Funding Limited (1 Month LIBOR +0.19%) 144A±	2.47	5-20-2019	40,000,000	39,999,327
BNZ International Funding Limited (3 Month LIBOR +0.15%) 144A±	2.66	4-26-2019	32,000,000	31,998,389
CME Group Incorporated 144A(z)	2.32	11-8-2018	44,000,000	43,978,274
CME Group Incorporated 144A(z)	2.32	11-9-2018	35,059,000	35,039,498
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) 144A±	2.45	5-3-2019	38,000,000	37,998,113
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) 144A±	2.49	9-16-2019	43,000,000	42,992,213
DBS Bank Limited (1 Month LIBOR +0.14%) 144A±	2.42	3-21-2019	65,000,000	65,001,154
Federation des Caisses (3 Month LIBOR +0.13%) 144A±	2.44	5-22-2019	20,000,000	19,999,922
Federation des Caisses (1 Month LIBOR +0.26%) 144A±	2.55	2-11-2019	39,000,000	39,019,969
Federation des Caisses (1 Month LIBOR +0.30%) 144A±	2.58	6-25-2019	40,000,000	40,024,800
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.57	1-7-2019	36,000,000	36,006,915
ING Funding LLC (1 Month LIBOR +0.25%) ±	2.54	2-11-2019	40,000,000	40,019,417
JPMorgan Securities (1 Month LIBOR +0.15%) ±	2.44	2-28-2019	47,000,000	46,991,267
National Australia Bank Limited (1 Month LIBOR +0.20%) 144A±	2.46	8-2-2019	40,000,000	39,995,617
Oversea-Chinese Banking Corporation (3 Month LIBOR +0.14%) 144A±	2.48	5-10-2019	42,000,000	41,999,925
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.53	1-10-2019	24,000,000	24,007,556
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.54	1-11-2019	40,000,000	40,012,864
Toronto Dominion Bank (3 Month LIBOR +0.14%) 144A±	2.49	5-2-2019	40,000,000	40,007,886
Toronto Dominion Bank (1 Month LIBOR +0.30%) 144A±	2.57	12-3-2018	37,000,000	37,010,923
UBS AG London (3 Month LIBOR +0.08%) 144A±	2.42	2-7-2019	70,000,000	69,999,917
UBS AG London (3 Month LIBOR +0.19%) 144A±	2.52	12-10-2018	65,000,000	65,008,170
Westpac Banking Corporation (3 Month LIBOR +0.07%) 144A±	2.41	8-2-2019	63,000,000	62,967,096
Westpac Banking Corporation (3 Month LIBOR +0.10%) 144A±	2.41	5-31-2019	58,000,000	57,996,402
Westpac Banking Corporation (1 Month LIBOR +0.21%) 144A±	2.49	9-19-2019	55,000,000	54,989,411
				1,561,734,577

Financials : 0.61%
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) 144A±	2.50	11-26-2018	50,000,000	50,008,484
				50,008,484

Other Commercial Paper : 5.59%
China International Marine Containers Company Limited (z)	2.60	11-5-2018	25,000,000	24,992,240
China International Marine Containers Company Limited (z)	2.60	11-13-2018	20,000,000	19,983,714
CNPC Finance 144A(z)	2.50	11-2-2018	18,000,000	17,997,623

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
CNPC Finance 144A(z)	2.50%	11-1-2018	$73,000,000	$72,995,184
Gainesville FL (z)	2.36	11-20-2018	8,000,000	7,989,242
Koch Industries Incorporated (z)	2.29	11-5-2018	41,000,000	40,987,444
Oesterreichische Kontrollbank AG (z)	2.25	11-5-2018	5,000,000	4,998,462
Omers Finance Trust 144A(z)	2.30	11-8-2018	24,000,000	23,988,043
Province Of Alberta 144A(z)	2.22	11-1-2018	30,000,000	29,998,171
Salt River Project Agricultural Project (z)	2.36	11-20-2018	29,000,000	28,961,001
Salt River Project Agricultural Project (z)	2.36	11-21-2018	20,000,000	19,971,760
Toyota Credit Canada Incorporated (1 Month LIBOR +0.19%) ±	2.47	7-5-2019	37,000,000	36,993,510
Toyota Finance Australia Limited (3 Month LIBOR +0.08%) ±	2.39	2-15-2019	38,000,000	38,004,213
Toyota Finance Australia Limited (3 Month LIBOR +0.09%) ±	2.46	3-22-2019	40,000,000	40,005,978
Toyota Motor Finance (3 Month LIBOR +0.10%) ±	2.45	4-30-2019	41,000,000	41,004,016
University of Pittsburgh	2.20	11-1-2018	5,000,000	5,000,017
University of Pittsburgh	2.35	12-3-2018	7,000,000	7,000,116
				460,870,734

Total Commercial Paper (Cost $4,063,089,013)				4,063,141,612

Municipal Obligations : 12.78%
California : 1.51%
Other Municipal Debt : 1.51%
California Imperial Irrigation District Series B (Utilities Revenue)	2.40	11-20-2018	64,500,000	64,500,316
Orange County CA Water District (Water Utilities)	2.30	11-15-2018	29,000,000	29,004,495
San Jose CA Financing Authority Series 2 (Lease Revenue)	2.38	12-20-2018	15,752,000	15,751,901
San Jose CA Financing Authority Series A2 (Lease Revenue)	2.38	12-20-2018	15,652,000	15,651,566
				124,908,278

Colorado : 1.77%
Variable Rate Demand Notes ø: 1.77%
Colorado HFA (Housing Revenue, Bank of America NA SPA)	2.30	5-1-2041	15,000,000	15,000,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.27	5-1-2052	90,915,000	90,915,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.25	1-1-2027	40,000,000	40,000,000
				145,915,000

Florida : 0.07%
Other Municipal Debt : 0.07%
Hillsborough FL Capital Improvement Program Series C (Industrial Development Revenue)	2.55	1-10-2019	5,507,000	5,506,868

Georgia : 0.18%
Other Municipal Debt : 0.12%
Municipal Electric Authority of Georgia (Utilities Revenue)	2.35	12-11-2018	9,507,000	9,507,185

Variable Rate Demand Note ø: 0.06%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.46	12-1-2022	5,000,000	5,000,000

Idaho : 0.18%
Other Municipal Debt : 0.18%
Idaho HFA (Housing Revenue)	2.40	11-28-2018	15,000,000	15,000,330

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.21%
Variable Rate Demand Note ø: 0.21%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	2.25%	7-1-2048	$17,700,000	$17,700,000

Louisiana : 0.20%
Variable Rate Demand Note ø: 0.20%
East Baton Rouge Parish LA Sewerage Commission Revenue Series 2016-XFT904 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	2.33	2-1-2045	16,280,000	16,280,000

Missouri : 0.07%
Variable Rate Demand Note ø: 0.07%
Bridgeton MO IDA Stolze Printing (Industrial Development Revenue, Carrollton Bank LOC)	2.27	12-1-2047	5,800,000	5,800,000

New Hampshire : 0.79%
Variable Rate Demand Note ø: 0.79%
New Hampshire National Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.54	10-1-2028	65,000,000	65,000,000

New Jersey : 0.52%
Variable Rate Demand Note ø: 0.52%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A##	2.30	4-1-2047	42,810,000	42,810,000

New York : 3.03%
Other Municipal Debt : 0.47%
Long Island NY Power Authority (Utilities Revenue)	2.29	11-15-2018	39,000,000	39,001,989

Variable Rate Demand Notes ø: 2.56%
New York Dormitory Authority Personal Income Taxable Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	2.31	3-15-2040	12,000,000	12,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	2.30	3-15-2040	16,000,000	16,000,000
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	2.35	5-1-2050	31,355,000	31,355,000
New York HFA Manhattan West Residential Housing Project Series B-1 (Housing Revenue, Bank of China LOC)	2.40	11-1-2049	23,000,000	23,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.40	11-1-2049	37,250,000	37,250,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.46	11-1-2049	12,475,000	12,475,000
New York HFA Series A (Housing Revenue, Bank of China LOC)	2.40	11-1-2049	18,650,000	18,650,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	2.31	6-15-2044	16,000,000	16,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.59	12-1-2019	44,000,000	44,000,000
				210,730,000

Ohio : 0.20%
Variable Rate Demand Note ø: 0.20%
Akron Student Housing Association LLC Tender Option Bond Trust Receipts/Certificates (Education Revenue, Societe Generale LOC, AGM Insured) 144A	2.25	3-15-2034	16,345,000	16,345,000

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oregon : 0.14%
Other Municipal Debt : 0.14%
Port of Portland Series C (Transportation Revenue)	2.34%	12-11-2018	$11,400,000	$11,400,218

Other : 3.54%
Variable Rate Demand Notes ø: 3.54%
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ) ±±	2.38	1-15-2042	40,083,895	40,083,895
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ) ±±	2.38	8-15-2021	300,000	300,000
Fortenbery Children 2017 Irrevocable Trust (Miscellaneous Revenue, FHLB LOC)	2.31	5-1-2037	12,275,000	12,275,000
Hallmark 75 Ontario LLC (Housing Revenue, FHLB LOC)	2.27	12-1-2056	10,100,000	10,100,000
Providence St. Joseph Health & Services (Health Revenue, GNMA/FNMA/FHLMC Insured,JPMorgan Chase & Company SPA)	2.26	10-1-2047	45,000,000	45,000,000
Providence St. Joseph Health Obligation Series 12-E (Health Revenue, U.S. Bank NA LOC)	2.36	10-1-2042	68,260,000	68,260,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.31	6-1-2035	13,000,000	13,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	2.27	2-1-2056	33,320,000	33,320,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.27	2-1-2056	22,040,000	22,040,000
Sunroad Centrum Apartments 5 LP Series A (Housing Revenue, FHLB LOC)	2.27	8-1-2056	12,000,000	12,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	2.27	8-1-2056	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Citibank NA LIQ) 144A	2.36	12-1-2027	32,000,000	32,000,000
				291,978,895

Pennsylvania : 0.02%
Variable Rate Demand Note ø: 0.02%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.59	12-1-2019	2,000,000	2,000,000

Tennessee : 0.35%
Variable Rate Demand Note ø: 0.35%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.50	12-1-2024	29,350,000	29,350,000

Total Municipal Obligations (Cost $1,054,226,895)				1,054,233,763

Other Instruments : 4.26%
Altoona Blair County Development Corporation 144A§øø	2.30	9-1-2038	32,000,000	32,000,000
Altoona Blair County Development Corporation 144A§øø	2.30	9-1-2038	17,850,000	17,850,000
ASC Mercer Island LLC §øø	2.27	6-1-2057	28,000,000	28,000,000
Cellmark Incorporated Secured §øø	2.31	6-1-2038	60,000,000	60,000,000
Invesco Dynamic Credit Opportunities Fund Series W-7 §øø†	2.36	6-1-2028	55,000,000	55,000,000
Jefferson Stadium Park L Series A Secured §øø	2.27	2-1-2057	41,209,000	41,209,000
Jefferson Stadium Park L Series B Secured §øø	2.27	2-1-2057	15,100,000	15,100,000
La Mesa Senior Living LP §øø	2.27	8-1-2057	22,810,000	22,810,000
La Mesa Senior Living LP §øø	2.54	8-1-2057	1,445,000	1,445,000
Opus Group AB §øø	2.31	10-1-2032	25,000,000	25,000,000
ROC III CA Crossings Chino Hills Series B §øø	2.27	1-1-2057	22,000,000	22,000,000
ROC III California Crossings Chino Hills Series A §øø	2.27	1-1-2057	31,000,000	31,000,000
Total Other Instruments (Cost $351,414,000)				351,414,000

5

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Other Notes : 0.67%
Yankee Corporate Bonds and Notes : 0.67%
ABN Amro Bank NV (3 Month LIBOR +0.64%) 144A±		3.08%	1-18-2019	$39,000,000	$39,032,760
Royal Bank of Canada		2.00	12-10-2018	15,800,000	15,789,257

Total Other Notes (Cost $54,830,382)					54,822,017

Repurchase Agreements ^^: 9.33%
Bank of America Corporation, dated 10-31-2018, maturity value $217,013,382 (1)		2.22	11-1-2018	217,000,000	217,000,000
Credit Agricole, dated 10-31-2018, maturity value $259,015,900 (2)		2.21	11-1-2018	259,000,000	259,000,000
RBC Capital Markets, dated 10-31-2018, maturity value $294,048,048 (3)		2.21	11-1-2018	294,000,000	294,000,000
Total Repurchase Agreements (Cost $770,000,000)					770,000,000

Yankee Corporate Bonds and Notes : 0.07%
Financials : 0.07%
Ing Bank NV (Banks) 144A		2.00	11-26-2018	6,000,000	5,997,420
Total Yankee Corporate Bonds and Notes (Cost $5,997,745)					5,997,420

Total investments in securities (Cost $8,197,850,583)	99.38%				8,197,909,124
Other assets and liabilities, net	0.62				50,789,220

Total net assets	100.00%				$8,248,698,344

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-20-2042 to 10-20-2046, fair value including accrued interest is $223,510,000.
(2)	U.S. government securities, 1.38% to 4.00%, 11-15-2019 to 9-1-2048, fair value including accrued interest is $266,106,066.
(3)	U.S. government securities, 0.00% to 5.00%, 11-29-2018 to 8-20-2048, fair value including accrued interest is $302,272,586.

Abbreviations:

AGM	Assured Guaranty Municipal
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
ROC	Reset option certificates
SPA	Standby purchase agreement

6

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October, 31 2018 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”) The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Certificates of deposit	$0	$1,898,300,312	$0	$1,898,300,312
Commercial paper	0	4,063,141,612	0	4,063,141,612
Corporate bonds and notes	0	49,850,000	0	49,850,000
Municipal obligations	0	1,054,233,763	0	1,054,233,763
Other instruments	0	241,564,000	0	241,564,000

Other notes	0	114,822,017	0	114,822,017
Repurchase agreements	0	770,000,000	0	770,000,000
Yankee and corporate bonds and notes	0	5,997,420	0	5,997,420

Total assets	$0	$8,197,909,124	$0	$8,197,909,124

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 19.39%
Bank of Montreal	2.30%	11-28-2018	$7,000,000	$7,000,000
Bank of Montreal (1 Month LIBOR +0.15%) ±	2.43	3-12-2019	5,000,000	5,000,000
Bank of Montreal (1 Month LIBOR +0.22%) ±	2.49	10-4-2019	3,000,000	3,000,000
Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.48	8-14-2019	3,000,000	3,000,000
Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.49	9-16-2019	2,000,000	2,000,000
Canadian Imperial Bank (3 Month LIBOR +0.20%) ±	2.54	5-1-2019	7,000,000	7,003,801
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.53	7-19-2019	7,000,000	7,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.65	4-3-2019	2,000,000	2,000,000
HSBC Bank plc	2.20	11-1-2018	11,000,000	11,000,000
HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.47	8-9-2019	2,000,000	2,000,000
HSBC Bank USA NA (3 Month LIBOR +0.18%) ±	2.52	5-10-2019	2,500,000	2,500,000
KBC Bank NV	2.50	1-2-2019	7,000,000	7,000,000
KBC Bank NV	2.52	1-2-2019	3,000,000	3,000,000
Mitsubishi Trust & Bank (1 Month LIBOR +0.23%) ±	2.52	1-17-2019	5,000,000	5,000,000
Mitsubishi Trust & Bank (1 Month LIBOR +0.30%) ±	2.58	1-14-2019	2,000,000	2,000,000
Mizuho Bank Limited (1 Month LIBOR +0.19%) ±	2.47	4-10-2019	5,000,000	5,000,000
Mizuho Bank Limited (1 Month LIBOR +0.25%) ±	2.54	11-26-2018	5,000,000	5,000,000
Mizuho Bank Limited (3 Month LIBOR +0.30%) ±	2.64	4-30-2019	2,000,000	2,001,671
MUFG Bank Limited (1 Month LIBOR +0.30%) %%±	0.00	5-1-2019	4,000,000	4,000,000
National Bank of Kuwait	2.17	11-1-2018	4,650,000	4,650,000
Natixis (1 Month LIBOR +0.25%) ±	2.53	12-10-2018	3,000,000	3,000,000
Nordea Bank AB (1 Month LIBOR +0.17%) ±	2.45	6-13-2019	5,000,000	5,000,000
Oversea Chinese Banking (1 Month LIBOR +0.14%) ±	2.42	3-13-2019	4,000,000	4,000,000
Oversea Chinese Banking (1 Month LIBOR +0.20%) ±	2.48	9-19-2019	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.19%) ±	2.48	3-27-2019	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.20%) ±	2.49	3-28-2019	3,000,000	3,000,000
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.05%) ±	2.37	12-4-2018	5,000,000	5,000,000
Sumitomo Mitsui Trust NY (1 Month LIBOR +0.18%) ±	2.46	2-6-2019	2,000,000	2,000,034
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.15%) ±	2.60	4-18-2019	3,000,000	3,000,000
Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.74	10-21-2019	5,000,000	5,003,168
Toronto Dominion Bank (3 Month LIBOR +0.08%) ±	2.40	8-16-2019	3,000,000	3,000,000
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.51	12-6-2018	2,000,000	2,000,000
US Bank NA (1 Month LIBOR +0.26%) ±	2.54	7-23-2019	3,000,000	3,000,000
Total Certificates of Deposit (Cost $133,158,674)				133,158,674

Commercial Paper : 51.17%
Asset-Backed Commercial Paper : 23.77%
Albion Capital Corporation (z)	2.40	11-20-2018	3,000,000	2,996,200
Alpine Securitizaton LLC (1 Month LIBOR +0.20%) ±144A	2.46	6-28-2019	5,000,000	5,000,000
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.48	3-8-2019	2,000,000	2,000,000
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.49	3-15-2019	6,000,000	6,000,000
Anglesea Funding LLC (1 Month LIBOR +0.23%) ±144A	2.49	12-28-2018	7,000,000	7,000,000
Antalis SA (z)144A	2.32	11-2-2018	4,000,000	3,999,742
Antalis SA (z)144A	2.43	12-19-2018	3,000,000	2,990,320
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) ±144A	2.58	11-1-2018	4,000,000	4,000,000
Barton Capital Corporation (z)144A	2.36	12-19-2018	4,000,000	3,987,467
Cedar Spring Capital Corporation (z)144A	2.25	11-1-2018	10,000,000	10,000,000
Chesham Finance Limited/Chesham Finance LLC (z)144A	2.25	11-1-2018	6,000,000	6,000,000
Chesham Finance Limited/Chesham Finance LLC (z)144A	2.25	11-1-2018	6,000,000	6,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.16%) ±144A	2.57	1-8-2019	3,000,000	3,000,380
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) ±144A	2.62	1-2-2019	3,000,000	2,999,996
Concord Minutemen Capital Company (z)144A	2.35	11-2-2018	1,000,000	999,935
Concord Minutemen Capital Company (z)144A	2.40	11-16-2018	2,000,000	1,998,000
Concord Minutemen Capital Company (z)144A	2.48	1-7-2019	3,334,000	3,318,736
Crown Point Capital Company (1 Month LIBOR +0.20%) ±144A	2.48	3-11-2019	5,000,000	5,000,000
Crown Point Capital Company (1 Month LIBOR +0.23%) ±144A	2.51	5-15-2019	8,000,000	8,000,000
Great Bridge Capital Company LLC (z)144A	2.35	11-5-2018	7,000,000	6,998,172
Great Bridge Capital Company LLC (z)144A	2.41	11-8-2018	1,000,000	999,533
Institutional Secured Funding LLC (z)144A	2.32	11-1-2018	14,000,000	14,000,000
Legacy Capital Company (z)144A	2.32	11-2-2018	8,030,000	8,029,483
LMA Americas LLC (z)144A	2.25	11-6-2018	10,000,000	9,996,875
Longship Funding LLC (z)144A	2.29	11-13-2018	3,000,000	2,997,710
Matchpoint Finance plc (z)144A	2.20	11-1-2018	7,000,000	7,000,000

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Mountcliff Funding LLC (z)144A	2.25%	11-1-2018	$8,000,000	$8,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.25%) ±144A	2.49	2-28-2019	3,000,000	3,000,000
Nieuw Amsterdam Receivables Corporation (z)144A	2.35	12-6-2018	3,000,000	2,993,175
Old Line Funding LLC (1 Month LIBOR +0.19%) ±144A	2.47	5-13-2019	3,000,000	3,000,000
Old Line Funding LLC (1 Month LIBOR +0.22%) ±144A	2.48	8-1-2019	2,000,000	2,000,000
White Plains Capital (z)144A	2.49	12-4-2018	5,000,000	4,988,679
White Plains Capital (z)144A	2.62	1-8-2019	4,000,000	3,980,318
				163,274,721

Financial Company Commercial Paper : 19.80%
ASB Finance Limited (1 Month LIBOR +0.40%) ±144A	2.68	11-19-2018	2,000,000	2,000,345
Banco de Crédito e Inversiones (z)144A	2.45	11-2-2018	1,000,000	999,932
Banco de Crédito e Inversiones (z)144A	2.46	11-13-2018	17,000,000	16,986,060
Banco Santander Chile (z)144A	2.51	11-6-2018	3,000,000	2,998,958
Banco Santander Chile (z)144A	2.51	11-7-2018	3,000,000	2,998,750
Bank of Nova Scotia (1 Month LIBOR +0.18%) ±144A	2.46	7-2-2019	4,000,000	4,000,000
Bank of Nova Scotia (1 Month LIBOR +0.19%) ±144A	2.47	5-6-2019	2,000,000	2,000,000
Bank of Nova Scotia (3 Month LIBOR +0.21%) ±144A	2.56	12-21-2018	3,000,000	3,000,000
Barclays Bank plc (z)144A	2.53	12-21-2018	2,000,000	1,993,000
BNZ International Funding Limited (1 Month LIBOR +0.19%) ±144A	2.47	5-20-2019	3,000,000	3,000,000
BNZ International Funding Limited (3 Month LIBOR +0.15%) ±144A	2.66	4-26-2019	3,000,000	3,000,000
CDP Financial Incorporated (z)144A	2.27	11-15-2018	10,000,000	9,991,172
CME Group Incorporated (z)144A	2.25	11-8-2018	4,000,000	3,998,250
CME Group Incorporated (z)144A	2.35	11-9-2018	6,048,000	6,044,842
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) ±144A	2.45	5-3-2019	4,000,000	4,000,000
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) ±144A	2.49	9-16-2019	2,000,000	2,000,000
DBS Bank Limited (1 Month LIBOR +0.14%) ±144A	2.42	3-21-2019	3,000,000	3,000,000
Federation des Caisses (3 Month LIBOR +0.13%) ±144A	2.44	5-22-2019	1,000,000	1,000,000
Federation des Caisses (1 Month LIBOR +0.26%) ±144A	2.55	2-11-2019	3,000,000	3,000,000
Federation des Caisses (1 Month LIBOR +0.30%) ±144A	2.58	6-25-2019	2,000,000	2,000,000
HSBC Bank plc (1 Month LIBOR +0.42%) ±144A	2.70	5-7-2019	2,000,000	2,000,000
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.57	1-7-2019	4,000,000	4,000,000
ING Funding LLC (1 Month LIBOR +0.25%) ±	2.54	2-11-2019	2,000,000	2,000,010
Intercontinental Exchange (z)144A	2.23	11-7-2018	10,000,000	9,996,283
JPMorgan Securities (1 Month LIBOR +0.15%) ±	2.44	2-28-2019	3,000,000	3,000,000
National Australia Bank Limited (1 Month LIBOR +0.20%) ±144A	2.46	8-2-2019	3,000,000	3,000,000
Oversea-Chinese Banking Corporation (3 Month LIBOR +0.14%) ±144A	2.48	5-10-2019	2,000,000	2,000,000
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.53	1-10-2019	2,000,000	1,999,969
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.54	1-11-2019	2,000,000	2,000,000
Toronto Dominion Bank (3 Month LIBOR +0.14%) ±144A	2.49	5-2-2019	3,000,000	3,000,000
Toronto Dominion Bank (1 Month LIBOR +0.30%) ±144A	2.57	12-3-2018	4,000,000	4,000,000
UBS AG London (3 Month LIBOR +0.08%) ±144A	2.42	2-7-2019	5,000,000	5,000,000
UBS AG London (3 Month LIBOR +0.19%) ±144A	2.52	12-10-2018	3,000,000	3,000,000
Westpac Banking Corporation (3 Month LIBOR +0.07%) ±144A	2.41	8-2-2019	4,000,000	4,000,000
Westpac Banking Corporation (3 Month LIBOR +0.10%) ±144A	2.41	5-31-2019	5,000,000	5,000,000
Westpac Banking Corporation (1 Month LIBOR +0.21%) ±144A	2.49	9-19-2019	4,000,000	3,999,774
				136,007,345

Other Commercial Paper : 7.60%
China International Marine Containers Limited (z)	2.60	11-13-2018	3,000,000	2,997,400
CNPC Finance (z)144A	2.50	11-2-2018	3,250,000	3,249,774
CNPC Finance (z)144A	2.50	11-1-2018	4,000,000	4,000,000
Koch Industries Incorporated (z)	2.29	11-5-2018	3,000,000	2,999,240
Oesterreichische Kontrollbank AG (z)	2.25	11-5-2018	7,000,000	6,998,250
Omers Finance Trust (z)144A	2.30	11-8-2018	1,000,000	999,555
Salt River Project Agricultura (z)	2.36	11-20-2018	2,000,000	1,997,519
Salt River Project Agricultura (z)	2.36	11-21-2018	2,000,000	1,997,389
Toyota Credit Canada Incorporated (1 Month LIBOR +0.19%) ±	2.47	7-5-2019	3,000,000	3,000,000
Toyota Finance Australia Limited (3 Month LIBOR +0.08%) ±	2.39	2-15-2019	3,000,000	3,000,000
Toyota Finance Australia Limited (3 Month LIBOR +0.09%) ±	2.46	3-22-2019	2,000,000	2,000,000
Toyota Motor Finance (3 Month LIBOR +0.10%) ±	2.45	4-30-2019	3,000,000	3,000,000
University of Pittsburgh	2.20	11-1-2018	5,000,000	5,000,000
University of Pittsburgh	2.35	12-3-2018	1,000,000	1,000,000

2

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Wal-mart Stores Incorporated (z)144A	2.25%	11-19-2018	$10,000,000	$9,988,800
				52,227,927

Total Commercial Paper (Cost $351,509,993)				351,509,993

Municipal Obligations : 13.44%
California : 1.16%
Other Municipal Debt : 1.16%
California Imperial Irrigation District Series B (Utilities Revenue)	2.40	11-20-2018	4,000,000	4,000,000
Orange County CA Water District (Utilities Revenue)	2.30	11-15-2018	2,000,000	2,000,000
San Jose CA Financing Authority Series 2 (Lease Revenue)	2.38	12-20-2018	1,000,000	1,000,000
San Jose CA Financing Authority Series A2 (Lease Revenue)	2.38	12-20-2018	1,000,000	1,000,000
				8,000,000

Colorado : 1.99%
Variable Rate Demand Notes ø: 1.99%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.27	5-1-2052	3,895,000	3,895,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.79	10-29-2027	9,750,000	9,750,000
				13,645,000

Georgia : 3.00%
Other Municipal Debt : 0.15%
Municipal Electric Authority of Georgia (Utilities Revenue)	2.35	12-11-2018	1,000,000	1,000,000

Variable Rate Demand Notes ø: 2.85%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	2.54	10-1-2039	4,595,000	4,595,000
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2018-TPG010 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.62	7-1-2020	10,000,000	10,000,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.46	12-1-2022	5,000,000	5,000,000
				19,595,000

Idaho : 0.44%
Other Municipal Debt : 0.44%
Idaho HFA (Housing Revenue)	2.40	11-28-2018	3,000,000	3,000,000

Illinois : 0.13%
Variable Rate Demand Note ø: 0.13%
Illinois Tender Option Bond Trust Receipts/Certificates Series 2018-TPG009 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.79	4-1-2048	904,000	904,000

New Hampshire : 0.73%
Variable Rate Demand Note ø: 0.73%
New Hampshire National Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.54	10-1-2028	5,000,000	5,000,000

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 2.76%
Other Municipal Debt : 0.43%
Lond Island Power Authority (Utilities Revenue)	2.29%	11-15-2018	$3,000,000	$3,000,000

Variable Rate Demand Notes ø: 2.33%
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.46	11-1-2049	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.59	12-1-2019	4,000,000	4,000,000
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.59	12-1-2019	2,000,000	2,000,000
				16,000,000

Oregon : 1.02%
Other Municipal Debt : 0.29%
Port of Portland OR (Miscellaneous Revenue)	2.34	12-11-2018	2,000,000	2,000,000

Variable Rate Demand Note ø: 0.73%
Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.35	5-1-2035	5,000,000	5,000,000

Other : 2.21%
Variable Rate Demand Notes ø: 2.21%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A##	2.30	4-1-2047	6,970,000	6,970,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.31	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	2.27	2-1-2056	4,240,000	4,240,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.27	2-1-2056	3,000,000	3,000,000
				15,210,000

Total Municipal Obligations (Cost $92,354,000)				92,354,000

Other Notes : 2.04%
Corporate Bonds and Notes : 1.31%
Cellmark Incorporated Secured øø§	2.31	6-1-2038	4,000,000	4,000,000
Invesco Dynamic Credit Opportunities Fund Series W-7 øø§	2.36	6-1-2028	5,000,000	5,000,000
				9,000,000

Yankee Corporate Bonds and Notes : 0.73%
ABN Amro Bank NV (3 Month LIBOR +0.64%) 144A±	3.08	1-18-2019	4,000,000	4,003,981
Royal Bank of Canada	2.00	12-10-2018	1,000,000	999,466
				5,003,447

Total Other Notes (Cost $14,003,447)				14,003,447

Repurchase Agreements ^^: 13.98%
Bank of America Corporation, dated 10-31-2018, maturity value $18,001,110 (1)	2.22	11-1-2018	18,000,000	18,000,000
Credit Agricole, dated 10-31-2018, maturity value $21,001,289 (2)	2.21	11-1-2018	21,000,000	21,000,000
GX Clarke & Company, dated 10-31-18, maturity value $32,001,991 (3)	2.24	11-1-2018	32,000,000	32,000,000
RBC Capital Markets, dated 10-31-2018, maturity value $25,001,535 (4)	2.21	11-1-2018	25,000,000	25,000,000
Total Repurchase Agreements (Cost $96,000,000)				96,000,000

4

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

		Value
Total investments in securities (Cost $687,026,114)	100.02%	$687,026,114
Other assets and liabilities, net	(0.02)	(131,572)

Total net assets	100.00%	$686,894,542

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-20-2042 to 10-20-2046, fair value including accrued interest is $18,540,000.
(2)	U.S. government securities, 1.38% to 4.00%, 11-15-2019 to 9-1-2048, fair value including accrued interest is $21,576,167.
(3)	U.S. government securities, 2.00% to 10.00%, 11-15-2018 to 11-1-2049, fair value including accrued interest is $32,960,000.
(4)	U.S. government securities, 0.00% to 5.00%, 11-29-2018 to 8-20-2048, fair value including accrued interest is $25,703,451.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
FHLB	Federal Home Loan Bank
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
SPA	Standby purchase agreement

5

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$133,158,674	$0	$133,158,674
Commercial paper	0	351,509,993	0	351,509,993
Municipal obligations	0	92,354,000	0	92,354,000
Other notes	0	14,003,447	0	14,003,447

Repurchase agreements	0	96,000,000	0	96,000,000

Total assets	$0	$687,026,114	$0	$687,026,114

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 89.70%
Arizona : 3.77%
Variable Rate Demand Notes ø : 3.77%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.71%	8-1-2026	$2,500,000	$2,500,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	1.71	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.71	8-1-2027	1,250,000	1,250,000
				7,450,000

California : 5.58%
Variable Rate Demand Notes ø : 5.58%
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	1.71	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0642 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	1.85	5-1-2024	4,360,000	4,360,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	1.85	4-1-2047	5,000,000	5,000,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	1.49	9-15-2024	275,000	275,000
				11,035,000

Colorado : 0.46%
Variable Rate Demand Notes ø : 0.46%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	1.75	10-1-2019	330,000	330,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.80	11-1-2020	580,000	580,000
				910,000

Florida : 0.25%
Variable Rate Demand Note ø : 0.25%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.70	8-15-2047	500,000	500,000

Georgia : 2.53%
Variable Rate Demand Note ø : 2.53%
Monroe County GA Power & Light Company Project Series 2017 (Utilities Revenue)	1.72	11-1-2047	5,000,000	5,000,000

Illinois : 8.10%
Variable Rate Demand Notes ø : 8.10%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	1.70	7-1-2033	1,780,000	1,780,000
Joliet IL Regional Port District Exxon Project Series 1989 (Industrial Development Revenue, AGM Insured)	1.69	10-1-2024	5,000,000	5,000,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	1.72	11-1-2034	4,920,000	4,920,000

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	1.80%	2-1-2030	$4,300,000	$4,300,000
				16,000,000

Indiana : 3.53%
Variable Rate Demand Notes ø : 3.53%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.64	7-1-2023	1,380,000	1,380,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.86	12-1-2027	3,015,000	3,015,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	1.66	3-1-2041	1,395,000	1,395,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	1.63	10-1-2023	1,180,000	1,180,000
				6,970,000

Iowa : 1.05%
Variable Rate Demand Note ø : 1.05%
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	1.71	11-1-2035	2,075,000	2,075,000

Kansas : 2.09%
Variable Rate Demand Notes ø : 2.09%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	1.76	11-1-2020	610,000	610,000
University of Kansas Hospital Authority Health System (Health Revenue, U.S. Bank NA LOC)	1.68	9-1-2034	3,520,000	3,520,000
				4,130,000

Kentucky : 3.11%
Variable Rate Demand Notes ø : 3.11%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	1.63	9-1-2022	1,150,000	1,150,000
Louisville KY Regional Airport Authority (Airport Revenue)	1.71	11-1-2036	5,000,000	5,000,000
				6,150,000

Louisiana : 2.02%
Variable Rate Demand Note ø : 2.02%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	1.75	12-1-2036	4,000,000	4,000,000

Michigan : 4.37%
Variable Rate Demand Notes ø : 4.37%
Michigan Strategic Fund Limited Obligation Series 1982 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.71	6-1-2024	2,800,000	2,800,000
Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.78	11-1-2028	5,835,000	5,835,000
				8,635,000

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.96%
Variable Rate Demand Notes ø : 0.96%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.69%	8-15-2038	$750,000	$750,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA)	1.70	8-15-2037	1,145,000	1,145,000
				1,895,000

Mississippi : 3.19%
Variable Rate Demand Notes ø : 3.19%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series E (Industrial Development Revenue)	1.67	12-1-2030	5,300,000	5,300,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.63	11-1-2018	1,000,000	1,000,000
				6,300,000

Missouri : 1.36%
Variable Rate Demand Notes ø : 1.36%
Missouri Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.70	5-15-2041	1,395,000	1,395,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.82	4-1-2026	1,290,000	1,290,000
				2,685,000

Nevada : 1.68%
Variable Rate Demand Note ø : 1.68%
Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0634 (GO Revenue, Royal Bank of Canada LIQ) 144A	1.63	12-1-2025	3,330,000	3,330,000

New York : 10.84%
Variable Rate Demand Notes ø : 10.84%
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.69	11-1-2019	5,965,000	5,965,000
New York Homeowner Mortgage Agency Series 210 (Housing Revenue, Barclays Bank plc SPA)	1.68	10-1-2039	3,500,000	3,500,000
New York NY Fiscal Subordinate Bond Series 2017A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	1.72	8-1-2044	5,500,000	5,500,000
New York NY Housing Development Corporation Series A (Housing Revenue, Citibank NA LOC)	1.65	6-1-2037	350,000	350,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.71	8-1-2043	6,100,000	6,100,000
				21,415,000

North Carolina : 3.57%
Variable Rate Demand Notes ø : 3.57%
Charlotte-Mecklenburg NC Hospital Authority Health Care System Series B (Health Revenue, JPMorgan Chase & Company SPA)	1.68	1-15-2038	5,500,000	5,500,000

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.63%	1-1-2027	$1,550,000	$1,550,000
				7,050,000

North Dakota : 0.45%
Variable Rate Demand Note ø : 0.45%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.80	12-1-2022	880,000	880,000

Ohio : 1.06%
Variable Rate Demand Note ø : 1.06%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.82	5-1-2034	2,100,000	2,100,000

Oregon : 0.38%
Variable Rate Demand Note ø : 0.38%
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC)	1.69	7-1-2026	755,000	755,000

Other : 4.03%
Variable Rate Demand Notes ø : 4.03%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.65	2-15-2028	4,000,000	4,000,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	1.63	12-15-2045	2,130,000	2,130,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	1.63	3-15-2049	1,825,000	1,825,000
				7,955,000

Pennsylvania : 4.21%
Variable Rate Demand Notes ø : 4.21%
Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.70	4-1-2022	5,820,000	5,820,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	1.63	8-1-2022	500,000	500,000
Pennsylvania EDFA Series G-10 (Miscellaneous Revenue, PNC Bank NA LOC)	1.63	12-1-2025	2,000,000	2,000,000
				8,320,000

South Carolina : 3.54%
Variable Rate Demand Notes ø : 3.54%
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Patriots Energy Group Financing Agency Series 2018-XM0690 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	1.64	10-1-2022	2,000,000	2,000,000
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML0003 (Health Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.86	8-1-2035	5,000,000	5,000,000
				7,000,000

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas : 8.54%
Variable Rate Demand Notes ø : 8.54%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	1.71%	10-1-2036	$5,000,000	$5,000,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	1.71	8-1-2039	1,675,000	1,675,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	1.66	4-1-2027	3,000,000	3,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Methodist Hospitals of Dallas Series B (Health Revenue, TD Bank NA LOC)	1.68	10-1-2041	5,200,000	5,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2015-XF2057 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.83	11-15-2029	2,000,000	2,000,000
				16,875,000

Virginia : 0.58%
Variable Rate Demand Note ø : 0.58%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	1.65	4-1-2026	1,150,000	1,150,000

Washington : 2.69%
Variable Rate Demand Notes ø : 2.69%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	1.71	9-1-2021	2,520,000	2,520,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.66	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	1.71	8-1-2026	1,215,000	1,215,000
				5,325,000

West Virginia : 1.37%
Variable Rate Demand Note ø : 1.37%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	1.71	10-1-2031	2,700,000	2,700,000

Wisconsin : 4.39%
Variable Rate Demand Notes ø : 4.39%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	1.82	11-1-2020	955,000	955,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	1.82	11-1-2020	550,000	550,000
Wisconsin HEFA Refunding Bond Medical College Series B (Education Revenue, U.S. Bank NA LOC)	1.65	12-1-2033	5,000,000	5,000,000
Wisconsin Residual Interest Bond Floater Trust Certificates Series 2018-022 (GO Revenue, Barclays Bank plc LIQ) 144A	1.63	5-1-2036	2,170,000	2,170,000
				8,675,000

Total Municipal Obligations (Cost $177,265,000)				177,265,000

5

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Other : 8.45%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144Aø		1.69%	3-1-2040	$3,000,000	$3,000,000
Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 (Barclays Bank LIQ) 144Aø		1.75	5-1-2041	5,000,000	5,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144Aø		1.75	2-25-2045	5,000,000	5,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144Aø		1.75	3-11-2045	3,700,000	3,700,000
Total Other (Cost $16,700,000)					16,700,000

Repurchase Agreements : 1.26%
Barclay’s Capital Incorporated, dated 10-31-2018, maturity value $2,500,153 ^^		2.20	11-1-2018	2,500,000	2,500,000

Total Repurchase Agreements (Cost $2,500,000)					2,500,000

Total investments in securities (Cost $196,465,000)	99.41%				196,465,000
Other assets and liabilities, net	0.59				1,171,039

Total net assets	100.00%				$197,636,039

ø

Variable Rate Demand Notes ø are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 1.63% to 2.88%, 12-31-2021 to 5-15-2026, fair value including accrued interest is $2,550,000.

Abbreviations:

AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

6

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$177,265,000	$0	$177,265,000
Other	0	16,700,000	0	16,700,000
Repurchase agreements	0	2,500,000	0	2,500,000

Total assets	$0	$196,465,000	$0	$196,465,000

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.29%
Alabama : 0.59%
Variable Rate Demand Note ø: 0.59%
Alabama Federal Aid Highway Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	1.63%	9-1-2024	$5,000,000	$5,000,000

Alaska : 1.16%
Variable Rate Demand Notes ø: 1.16%
Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	1.58	12-1-2040	1,500,000	1,500,000
Alaska Housing Finance Corporation Series B (Housing Revenue, FHLB SPA)	1.60	12-1-2041	2,500,000	2,500,000
Valdez AK Marine Terminal Exxon Pipeline Project Series 1985 (Industrial Development Revenue)	1.69	10-1-2025	5,800,000	5,800,000
				9,800,000

Arizona : 2.96%
Variable Rate Demand Notes ø: 2.96%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	1.64	1-1-2046	10,000,000	10,000,000
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.64	12-1-2037	3,215,000	3,215,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.63	7-1-2024	10,055,000	10,055,000
Phoenix AZ IDA Mayo Clinic Series 2014-A (Health Revenue, Bank of America NA SPA)	1.67	11-15-2052	1,800,000	1,800,000
				25,070,000

California : 10.08%
Variable Rate Demand Notes ø: 10.08%
California HFFA Dignity Health Series A (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.75	3-1-2042	11,730,000	11,730,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	1.62	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	1.65	4-1-2042	1,180,000	1,180,000
California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, Citibank NA LIQ) 144A	1.56	5-1-2024	2,000,000	2,000,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	1.56	3-1-2057	6,975,000	6,975,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0579 (GO Revenue, TD Bank NA LIQ) 144A	1.60	11-1-2035	6,600,000	6,600,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0580 (GO Revenue, TD Bank NA LIQ) 144A	1.60	11-1-2033	3,375,000	3,375,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-XF0669 (GO Revenue, Royal Bank of Canada LIQ) 144A	1.61	2-1-2026	2,500,000	2,500,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-XF2630 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.60	8-1-2045	2,900,000	2,900,000
California Tender Option Bond Trust Receipts/Certificates Series 2016-XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.64	1-1-2039	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certifiicates Series 2018-XG0188 (GO Revenue, Royal Bank of Canada LIQ) 144A	1.61	2-1-2026	1,600,000	1,600,000

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	1.85%	4-1-2047	$5,000,000	$5,000,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZP0159 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.75	8-1-2022	4,500,000	4,500,000
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144A	1.70	1-1-2019	7,525,000	7,525,000
Irvine CA Limited Obligation Improvement Bonds Series A (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	1.25	9-2-2026	575,000	575,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.63	11-1-2039	2,190,000	2,190,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.70	8-1-2022	2,415,000	2,415,000
				85,315,000

Colorado : 2.41%
Variable Rate Demand Notes ø: 2.41%
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.82	10-1-2037	9,000,000	9,000,000
Colorado HFA Single Family Mortgage Bonds Class ll Series 2018B-2 (Housing Revenue, GNMA Insured, FHLB SPA)	1.61	11-1-2041	5,000,000	5,000,000
Colorado RBC Municipal Products Incorporated Trust Series 2018-E123 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.63	4-1-2020	4,500,000	4,500,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2018-XF0668 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.63	5-15-2026	1,875,000	1,875,000
				20,375,000

Connecticut : 1.44%
Variable Rate Demand Notes ø: 1.44%
Connecticut HEFAR Yale New Haven Health Series D (Health Revenue, Bank of America NA LOC)	1.63	7-1-2048	4,640,000	4,640,000
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.64	6-1-2037	3,000,000	3,000,000
Connecticut Tender Option Bond Trust Receipts/Floater Certificates Series 2017-YX1077 (Tax Revenue, Barclays Bank plc LIQ) 144A	1.66	1-1-2036	4,550,000	4,550,000
				12,190,000

District of Columbia : 0.87%
Variable Rate Demand Notes ø: 0.87%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue, Manufacturers & Traders LOC)	1.65	7-1-2032	3,395,000	3,395,000
District of Columbia Tender Option Bond Trust Receipts/Certificates Series 2018-XF0621 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.63	4-1-2026	4,000,000	4,000,000
				7,395,000

Florida : 5.85%
Variable Rate Demand Notes ø: 5.85%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.70	8-15-2047	4,730,000	4,730,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	1.72	8-15-2047	10,000,000	10,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2530 (Health Revenue, Citibank NA LIQ) 144A	1.70	8-15-2025	3,000,000	3,000,000

2

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XG0173 (Health Revenue, Citibank NA LIQ) 144A	1.70%	10-1-2025	$7,000,000	$7,000,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System)	1.59	11-15-2032	600,000	600,000
Highlands County FL Health Facilities Authority Adventist Health System Series I5 (Health Revenue)	1.61	11-15-2035	6,000,000	6,000,000
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC)	1.60	10-1-2050	430,000	430,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	1.73	8-1-2034	3,300,000	3,300,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	1.63	7-1-2042	6,000,000	6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	1.58	8-1-2028	3,245,000	3,245,000
Seminole County FL Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	1.75	4-1-2027	5,250,000	5,250,000
				49,555,000

Georgia : 0.44%

Variable Rate Demand Note ø: 0.44%
Georgia Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589 (Education Revenue, Bank of America NA LIQ) 144A	1.64	6-1-2049	3,750,000	3,750,000

Illinois : 5.45%

Variable Rate Demand Notes ø: 5.45%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, BMO Harris Bank NA LOC)	1.61	3-1-2035	7,000,000	7,000,000
Brookfield IL Brookfield Zoo Project (Miscellaneous Revenue, Northern Trust Company LOC)	1.60	6-1-2038	2,500,000	2,500,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.75	7-1-2023	4,200,000	4,200,000
Chicago IL O’Hare International 3rd Lien Series C (Airport Revenue, Bank of America NA LOC)	1.61	1-1-2035	2,800,000	2,800,000
Illinois Educational Facilities Authority Aurora University (Education Revenue, Harris NA LOC)	1.61	3-1-2032	3,800,000	3,800,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series 2008A (Health Revenue, Barclays Bank plc LOC)	1.60	8-15-2035	400,000	400,000
Illinois Finance Authority OFS Healthcare System Obligated Group Series C (Health Revenue, PNC Bank NA LOC)	1.64	11-15-2037	7,000,000	7,000,000
Illinois Tender Option Bond Trust Floaters Series 2018-XM0683 (Tax Revenue, Bank of America NA LIQ) 144A	1.77	1-1-2048	5,340,000	5,340,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	1.63	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	1.65	7-1-2023	3,100,000	3,100,000
lllinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Tax Revenue, Royal Bank of Canada LIQ) 144A	1.75	1-1-2026	4,050,000	4,050,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	1.60	10-1-2035	4,800,000	4,800,000
				46,130,000

Indiana : 1.73%

Variable Rate Demand Notes ø: 1.73%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.64	7-1-2023	9,915,000	9,915,000

3

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	1.69%	12-1-2039	$4,700,000	$4,700,000
				14,615,000

Iowa : 3.44%
Variable Rate Demand Notes ø: 3.44%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.92	4-1-2022	23,640,000	23,640,000
Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	1.60	1-1-2047	5,500,000	5,500,000
				29,140,000

Louisiana : 1.46%
Variable Rate Demand Note ø: 1.46%
Louisiana Tender Option Bond Trust Floaters Series 2018-BAML7002 (Health Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.78	9-1-2057	12,325,000	12,325,000

Maryland : 0.78%
Variable Rate Demand Notes ø: 0.78%
Maryland Industrial Development Financing Authority Occidental Petroleum Corporation Series 2010 (Industrial Development Revenue)	1.75	3-1-2030	3,315,000	3,315,000
Maryland Tender Option Bond Trust Receipts/Certificates Series 2018-XF0605 (Education Revenue, Bank of America NA LIQ) 144A	1.66	5-1-2047	3,300,000	3,300,000
				6,615,000

Michigan : 1.38%
Variable Rate Demand Notes ø: 1.38%
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA)	1.67	6-1-2030	1,690,000	1,690,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	1.70	1-1-2032	9,990,000	9,990,000
				11,680,000

Minnesota : 1.77%
Variable Rate Demand Notes ø: 1.77%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.68	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.69	8-15-2038	4,500,000	4,500,000
Hennepin County MN Series 2013C (GO Revenue, U.S. Bank NA SPA)	1.56	12-1-2033	925,000	925,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	1.68	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA)	1.70	8-15-2037	1,975,000	1,975,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.68	9-15-2031	2,865,000	2,865,000
				14,980,000

4

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Mississippi : 1.35%
Variable Rate Demand Notes ø: 1.35%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (Industrial Development Revenue)	1.67%	12-1-2030	$5,000,000	$5,000,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series E (Industrial Development Revenue)	1.67	12-1-2030	3,500,000	3,500,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.63	11-1-2018	2,900,000	2,900,000
				11,400,000

Missouri : 2.15%
Variable Rate Demand Notes ø: 2.15%
Missouri Tender Option Bond Trust Receipts/Certificates Series 2015-XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.63	5-1-2023	2,670,000	2,670,000
Missouri Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.70	5-15-2041	8,000,000	8,000,000
St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.63	5-1-2043	7,500,000	7,500,000
				18,170,000

Nebraska : 1.24%
Variable Rate Demand Note ø: 1.24%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	2.15	9-1-2031	10,500,000	10,500,000

Nevada : 0.61%
Variable Rate Demand Notes ø: 0.61%
Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0639 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.63	12-1-2025	3,240,000	3,240,000
Reno NV Renown Regional Medical Center Series B (Health Revenue, Union Bank of California LOC)	1.63	6-1-2041	1,900,000	1,900,000
				5,140,000

New Jersey : 3.14%
Variable Rate Demand Notes ø: 3.14%
New Jersey Tender Option Bond Trust Floaters Series 2018-XG0205 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.62	12-15-2034	7,500,000	7,500,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	1.63	7-1-2026	3,790,000	3,790,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	1.61	11-1-2021	1,000,000	1,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	1.61	11-1-2021	2,000,000	2,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2018-XX1093 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.62	6-15-2031	9,500,000	9,500,000
Tender Option Bond Trust Receipts/Certificates New Jersey EDA Series 2018-XF2538 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.62	6-15-2040	2,810,000	2,810,000
				26,600,000

5

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 7.56%
Variable Rate Demand Notes ø: 7.56%
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.69%	11-1-2019	$4,905,000	$4,905,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	1.63	3-15-2022	3,770,000	3,770,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	1.68	11-1-2049	5,470,000	5,470,000
New York HFA Manhattan West Residential Housing Series 2015-A (Housing Revenue, Bank of China LOC)	1.68	11-1-2049	9,250,000	9,250,000
New York NY Fiscal 2006 Series I Subordinate Bond Series I-6 (GO Revenue, Bank of New York Mellon LOC)	1.70	4-1-2036	5,780,000	5,780,000
New York NY Fiscal Subordinate Bond Series 2017A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	1.72	8-1-2044	2,955,000	2,955,000
New York NY Municipal Water Authority Series BB-1 (Water & Sewer Revenue, State Street Bank & Trust Company SPA)	1.69	6-15-2049	4,100,000	4,100,000
New York NY Municipal Water Finance Authority 2nd Generation Resolution Fiscal Year 2019 Series BB (Water & Sewer Revenue, Industrial and Commercial Bank of China Limited SPA)	1.64	6-15-2051	10,000,000	10,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.71	8-1-2043	2,790,000	2,790,000
RBC Municipal Products Incorporated Trust Series E-99 New York City (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.63	8-1-2021	10,000,000	10,000,000
Triborough Bridge and Tunnel Authority Series 2005B-3 (Transportation Revenue, State Street Bank & Trust Company LOC)	1.67	1-1-2032	5,000,000	5,000,000
				64,020,000

North Carolina : 1.21%
Variable Rate Demand Notes ø: 1.21%
Charlotte NC Water & Sewer Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.63	1-1-2026	2,430,000	2,430,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	1.55	4-1-2019	50,000	50,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	1.55	2-1-2022	25,000	25,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.63	10-1-2055	2,250,500	2,250,500
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ) 144A	1.63	7-1-2042	3,750,000	3,750,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	1.60	2-1-2024	1,700,000	1,700,000
				10,205,500

Ohio : 7.58%
Variable Rate Demand Notes ø: 7.58%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.82	5-1-2034	11,465,000	11,465,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	1.70	10-1-2036	7,700,000	7,700,000
Ohio Tender Option Bond Trust Floaters Series 2018-BAML5002 (Health Revenue, Bank of America NA LOC, National Insured, Bank of America NA LIQ) 144A	1.77	4-1-2026	18,000,000	18,000,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, Citibank NA LIQ) 144A	1.63	12-1-2024	2,000,000	2,000,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2018-XL0074 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	1.75	8-1-2024	5,580,000	5,580,000
RBC Municipal Products Incorporated Trust Series E-110 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.63	10-1-2020	10,000,000	10,000,000

6

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Tender Option Bond Trust Receipts/Certificates Northeast Regional Ohio Sewer District Wastewater Series 2015-XF0225 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	1.63%	3-1-2021	$9,375,000	$9,375,000
				64,120,000

Other : 1.48%
Variable Rate Demand Notes ø: 1.48%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.65	2-15-2028	10,990,000	10,990,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	1.63	12-15-2045	980,000	980,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	1.63	3-15-2049	565,000	565,000
				12,535,000

Pennsylvania : 1.86%
Variable Rate Demand Notes ø: 1.86%
Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.70	4-1-2022	2,000,000	2,000,000
Butler County PA Hospital Authority Series A (Health Revenue, BMO Harris Bank NA LOC)	1.62	10-1-2042	700,000	700,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.75	8-15-2042	4,875,000	4,875,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2018-YX1089 (GO Revenue, Barclays Bank plc LIQ) 144A	1.62	3-1-2035	2,540,000	2,540,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.63	6-1-2044	3,000,000	3,000,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.75	8-15-2038	2,615,000	2,615,000
				15,730,000

Rhode Island : 1.18%
Variable Rate Demand Note ø: 1.18%
Narragansett Bay RI Commission Wastewater System Series 2013-A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.65	9-1-2020	10,000,000	10,000,000

South Carolina : 3.14%
Variable Rate Demand Notes ø: 3.14%
Columbia SC Waterworks Series 2009 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	1.60	2-1-2038	1,760,000	1,760,000
Greenville SC Health System Hospital Series 2014-B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	1.64	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	1.60	8-1-2025	2,440,000	2,440,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.62	11-1-2034	1,320,000	1,320,000
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Patriots Energy Group Financing Agency Series 2018-XM0690 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	1.64	10-1-2022	8,000,000	8,000,000

7

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML0003 (Health Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.86%	8-1-2035	$5,000,000	$5,000,000
				26,540,000

Tennessee : 2.45%
Variable Rate Demand Notes ø: 2.45%
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	1.60	6-1-2029	3,560,000	3,560,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA)	1.67	6-1-2042	10,000,000	10,000,000
Shelby County TN HEFA Multifamily Housing Hedgerow Apartments Series A-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.60	12-15-2037	7,210,000	7,210,000
				20,770,000

Texas : 11.26%
Variable Rate Demand Notes ø: 11.26%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	1.68	9-1-2039	3,800,000	3,800,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE)	1.66	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bond Series 2000 (GO Revenue, Societe Generale LIQ)	1.69	2-15-2028	12,680,000	12,680,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	1.66	5-1-2019	2,000,000	2,000,000
Harris County TX Series 3060X (Transportation Revenue, Bank of America NA LIQ) 144A	1.64	8-15-2038	9,190,000	9,190,000
Houston TX Adjustable Refunding First Lien B-3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	1.60	5-15-2034	1,900,000	1,900,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA)	1.66	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue, Flint Hills Resources LLC)	1.67	7-1-2029	4,200,000	4,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2015-XF2057 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.83	11-15-2029	21,770,000	21,770,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008-C2 (Health Revenue, Bank of New York Mellon LOC)	1.68	7-1-2047	6,405,000	6,405,000
Texas Tender Option Bond Trust Receipts/Certificates Series 2018-XG0163 (GO Revenue, Bank of America NA LIQ) 144A	1.64	2-15-2047	5,010,000	5,010,000
Texas Tender Option Bond Trust Receipts/Certificates Series 2018-XG0164 (GO Revenue, Bank of America NA LIQ) 144A	1.64	2-1-2048	2,795,000	2,795,000
Texas Tollway Authority Series D (Transportation Revenue, Royal Bank of Canada LOC)	1.62	1-1-2049	700,000	700,000
Texas Veterans Bonds Series 2018 (GO Revenue, FHLB LIQ)	1.64	12-1-2049	15,000,000	15,000,000
				95,350,000

Utah : 0.67%
Variable Rate Demand Notes ø: 0.67%
Utah Tender Option Bond Trust Receipts/Certificates Series 2018-XG0171 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.66	11-15-2022	3,000,000	3,000,000

8

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0540 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	1.78%	1-1-2025	$2,700,000	$2,700,000
				5,700,000

Vermont : 0.31%
Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	1.67	7-1-2033	2,630,000	2,630,000

Virginia : 2.14%
Variable Rate Demand Notes ø: 2.14%
Albemarle County VA EDA Series 2018A & 2018B (Health Revenue, TD Bank NA SPA)	1.61	10-1-2048	13,200,000	13,200,000
Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	1.62	5-1-2025	4,950,000	4,950,000
				18,150,000

Washington : 1.18%
Variable Rate Demand Note ø: 1.18%
Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0681 (Tax Revenue, Citibank NA LIQ) 144A	1.66	7-1-2026	10,000,000	10,000,000

Wisconsin : 5.39%
Variable Rate Demand Notes ø: 5.39%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	1.62	5-1-2037	20,200,000	20,200,000
Milwaukee WI RDA Wisconsin Montessori Society (Education Revenue, U.S. Bank NA LOC)	1.80	7-1-2021	275,000	275,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group series 2004B (Housing Revenue, JPMorgan Chase & Company LOC)	1.61	8-15-2034	2,100,000	2,100,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	1.62	9-1-2036	3,265,000	3,265,000
Wisconsin RIB Floater Trust Certificates Series 2018-022 (GO Revenue, Barclays Bank plc LIQ) 144A	1.63	5-1-2036	14,000,000	14,000,000
Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2018-XF2634 (Health Revenue, Credit Suisse LIQ) 144A	1.65	8-15-2025	2,000,000	2,000,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	1.78	10-1-2020	3,815,000	3,815,000
				45,655,000

Wyoming : 1.58%
Variable Rate Demand Note ø: 1.58%
Wyoming Tender Option Bond Trust Receipts/Certificates Series 2018 -XL0070 (Utilities Revenue, Build America Mutual Assurance Company Insured, JPMorgan Chase & Company LIQ) 144A	1.63	1-1-2025	13,330,000	13,330,000

Total Municipal Obligations (Cost $840,480,500)				840,480,500

Repurchase Agreements : 0.59%
Barclay’s Repurchase Agreement, dated 10-31-2018, maturity value $5,000,306 ^^	2.20	11-1-2018	5,000,000	5,000,000
Total Repurchase Agreements (Cost $5,000,000)				5,000,000

9

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

		Value
Total investments in securities (Cost $845,480,500)	99.88%	$845,480,500
Other assets and liabilities, net	0.12	990,102

Total net assets	100.00%	$846,470,602

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 1.63% to 2.88%, 12-31-2021 to 5-15-2026, fair value including accrued interest is $5,100,000.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BHAC	Berkshire Hathaway Assurance Corporation
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement

10

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$840,480,500	$0	$840,480,500
Repurchase agreements	0	5,000,000	0	5,000,000

Total assets	$0	$845,480,500	$0	$845,480,500

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 58.80%
Barclays Capital Incorporated, dated 10-31-2018, maturity value $942,557,597 (1)	2.20%	11-1-2018	$942,500,000	$942,500,000
BNP Paribas, dated 10-29-2018, maturity value $250,105,972 (2)	2.18	11-5-2018	250,000,000	250,000,000
BNP Paribas, dated 10-30-2018, maturity value $350,147,681 (3)	2.17	11-6-2018	350,000,000	350,000,000
BNP Paribas, dated 10-31-2018, maturity value $200,769,278 (4)	2.27	12-31-2018	200,000,000	200,000,000
BNP Paribas, dated 10-31-2018, maturity value $327,520,014 (5)	2.20	11-1-2018	327,500,000	327,500,000
Citigroup Global Markets Incorporated, dated 10-25-2018, maturity value $250,105,486 (6)	2.17	11-1-2018	250,000,000	250,000,000
Fixed Income Clearing Corporation, dated 10-31-2018, maturity value $100,003,333 (7)	1.20	11-1-2018	100,000,000	100,000,000
Fixed Income Clearing Corporation, dated 10-31-2018, maturity value $1,750,107,431 (8)	2.21	11-1-2018	1,750,000,000	1,750,000,000
ING Financial Markets LLC, dated 10-31-2018, maturity value $150,009,839 (9)	2.20	11-1-2018	150,000,672	150,000,672
JPMorgan Securities, dated 10-1-2018, maturity value $551,037,208 (10) ¢øø§	2.19	11-1-2018	550,000,000	550,000,000
JPMorgan Securities, dated 10-31-2018, maturity value $615,037,413 (11)	2.19	11-1-2018	615,000,000	615,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 10-31-2018, maturity value $190,011,611 (12)	2.20	11-1-2018	190,000,000	190,000,000
MetLife Incorporated, dated 10-31-2018, maturity value $150,013,467 (13)	2.20	11-1-2018	150,004,300	150,004,300
MUFG Securities Canada Limited, dated 10-31-2018, maturity value $250,015,278 (14)	2.20	11-1-2018	250,000,000	250,000,000
Nomura, dated 10-30-2018, maturity value $400,168,778 (15)	2.17	11-6-2018	400,000,000	400,000,000
Nomura, dated 10-31-2018, maturity value $295,017,946 (16)	2.19	11-1-2018	295,000,000	295,000,000
Prudential, dated 10-31-2018, maturity value $119,612,501 (17)	2.22	11-1-2018	119,605,125	119,605,125
Prudential, dated 10-31-2018, maturity value $82,992,618 (18)	2.22	11-1-2018	82,987,500	82,987,500
RBC Dominion Securities Incorporated, dated 10-26-2018, maturity value $250,105,972 (19)	2.18	11-2-2018	250,000,000	250,000,000
RBC Dominion Securities Incorporated, dated 10-31-2018, maturity value $500,029,167 (20)	2.10	11-1-2018	500,000,000	500,000,000
RBC Dominion Securities Incorporated, dated 10-31-2018, maturity value $500,030,417 (21)	2.19	11-1-2018	500,000,000	500,000,000
Royal Bank of Scotland, dated 10-31-2018, maturity value $250,015,347 (22)	2.21	11-1-2018	250,000,000	250,000,000
Societe Generale NY, dated 10-16-2018, maturity value $200,384,056 (23)	2.23	11-16-2018	200,000,000	200,000,000
Total Repurchase Agreements (Cost $8,672,597,597)				8,672,597,597

Treasury Debt : 41.28%
U.S. Treasury Bill (z)	2.01	11-1-2018	40,000,000	40,000,000
U.S. Treasury Bill (z)	2.03	11-8-2018	260,000,000	259,897,982
U.S. Treasury Bill (z)	2.05	11-15-2018	30,000,000	29,976,293
U.S. Treasury Bill (z)	2.08	11-29-2018	580,000,000	579,066,124
U.S. Treasury Bill (z)	2.09	12-20-2018	60,000,000	59,830,950
U.S. Treasury Bill (z)	2.10	11-23-2018	130,000,000	129,834,847
U.S. Treasury Bill (z)	2.10	12-6-2018	140,000,000	139,716,024
U.S. Treasury Bill (z)	2.12	12-13-2018	80,000,000	79,804,653
U.S. Treasury Bill (z)	2.12	12-27-2018	220,000,000	219,281,023
U.S. Treasury Bill (z)	2.14	1-3-2019	100,000,000	99,629,000
U.S. Treasury Bill (z)	2.15	1-10-2019	250,000,000	248,965,556
U.S. Treasury Bill (z)	2.17	1-17-2019	30,000,000	29,862,363
U.S. Treasury Bill (z)	2.18	1-31-2019	220,000,000	218,799,242
U.S. Treasury Bill (z)	2.20	2-7-2019	140,000,000	139,170,607
U.S. Treasury Bill (z)	2.21	2-21-2019	50,000,000	49,659,333
U.S. Treasury Bill (z)	2.22	2-14-2019	30,000,000	29,807,929
U.S. Treasury Bill (z)	2.23	1-24-2019	140,000,000	139,278,183
U.S. Treasury Bill (z)	2.23	2-28-2019	90,000,000	89,344,013
U.S. Treasury Bill (z)	2.28	3-7-2019	10,000,000	9,921,075
U.S. Treasury Bill (z)	2.30	3-14-2019	30,000,000	29,748,408
U.S. Treasury Bill (z)	2.33	3-21-2019	30,000,000	29,730,889
U.S. Treasury Bill (z)	2.38	4-4-2019	50,000,000	49,497,361
U.S. Treasury Bill (z)	2.41	4-11-2019	80,000,000	79,148,266
U.S. Treasury Bill (z)	2.43	4-18-2019	30,000,000	29,663,580
U.S. Treasury Note	0.75	8-15-2019	50,000,000	49,268,931
U.S. Treasury Note	0.88	4-15-2019	30,000,000	29,790,413

1

Portfolio of investments — October 31, 2018 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note	0.88%	7-31-2019	$50,000,000	$49,363,946
U.S. Treasury Note	1.00	11-30-2018	30,000,000	29,973,506
U.S. Treasury Note	1.00	3-15-2019	30,000,000	29,861,809
U.S. Treasury Note	1.25	11-30-2018	46,000,000	45,977,755
U.S. Treasury Note	1.25	12-31-2018	20,000,000	19,968,459
U.S. Treasury Note	1.25	4-30-2019	100,000,000	99,414,061
U.S. Treasury Note	1.25	5-31-2019	30,000,000	29,802,876
U.S. Treasury Note	1.38	11-30-2018	40,000,000	39,987,338
U.S. Treasury Note	1.38	2-28-2019	50,000,000	49,857,927
U.S. Treasury Note	1.38	7-31-2019	60,000,000	59,480,151
U.S. Treasury Note	1.50	2-28-2019	70,000,000	69,824,026
U.S. Treasury Note	1.50	5-31-2019	50,000,000	49,744,091
U.S. Treasury Note	1.63	3-31-2019	15,000,000	14,958,411
U.S. Treasury Note	1.63	4-30-2019	50,000,000	49,824,323
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	2.31	1-31-2020	430,000,000	429,869,830
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.35	4-30-2020	650,000,000	650,001,249
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.36	7-31-2020	460,000,000	459,994,044
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.36	10-31-2020	140,000,000	139,994,078
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.36	10-31-2019	307,000,000	307,046,950
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.37	7-31-2019	90,000,000	90,002,456
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.45	1-31-2019	270,000,000	270,008,673
U.S. Treasury Note	2.75	2-15-2019	25,000,000	25,035,459
U.S. Treasury Note	3.13	5-15-2019	180,000,000	180,616,004
U.S. Treasury Note	3.63	8-15-2019	10,000,000	10,079,452
Total Treasury Debt (Cost $6,089,379,919)				6,089,379,919

Total investments in securities (Cost $14,761,977,516)	100.08%			14,761,977,516
Other assets and liabilities, net	(0.08)			(11,903,812)

Total net assets	100.00%			$14,750,073,704

^^	Collateralized by:

(1) U.S. government securities, 1.63% to 2.88%, 12-31-2021 to 5-15-2026, fair value including accrued interest is $961,350,009.

(2) U.S. government securities, 0.00% to 8.13%, 11-8-2018 to 5-15-2046, fair value including accrued interest is $255,000,071.

(3) U.S. government securities, 0.00% to 8.13%, 1-3-2019 to 5-15-2048, fair value including accrued interest is $357,000,022.

(4) U.S. government securities, 0.00% to 4.37%, 7-31-2020 to 2-15-2048, fair value including accrued interest is $204,000,092.

(5) U.S. government securities, 0.00% to 8.13%, 11-8-2018 to 2-15-2048, fair value including accrued interest is $334,050,014.

(6) U.S. government securities, 0.63% to 3.00%, 12-15-2018 to 11-15-2045, fair value including accrued interest is $255,000,053.

(7) U.S. government securities, 0.00%, 5-23-2019, fair value is $102,002,391.

(8) U.S. government securities, 1.00% to 3.00%, 8-15-2045 to 2-15-2048, fair value including accrued interest is $1,785,000,963.

(9) U.S. government securities, 2.25%, 11-15-2025, fair value is $153,061,910.

(10) U.S. government securities, 0.00% to 3.63%, 4-4-2019 to 12-31-2021, fair value including accrued interest is $561,000,066.

(11) U.S. government securities, 0.00% to 2.75%, 11-1-2018 to 2-28-2025, fair value including accrued interest is $627,300,079.

(12) U.S. government securities, 0.00%, 11-1-2018 to 11-1-2026, fair value including accrued interest is $193,800,013.

(13) U.S. government securities, 2.02% to 2.25%, 7-31-2020 to 11-15-2047, fair value including accrued interest is $151,738,209.

(14) U.S. government securities, 0.13% to 3.13%, 5-15-2019 to 2-15-2046, fair value including accrued interest is $255,000,007.

(15) U.S. government securities, 0.00% to 8.00%, 11-15-2018 to 2-15-2047, fair value including accrued interest is $408,000,015.

(16) U.S. government securities, 0.00% to 7.88%, 11-15-2018 to 8-15-2044, fair value including accrued interest is $300,900,023.

(17) U.S. government securities, 0.00% to 3.00%, 7-31-2020 to 11-15-2047, fair value including accrued interest is $121,997,228.

(18) U.S. government securities, 0.00% to 2.13%, 5-15-2025 to 2-15-2026, fair value including accrued interest is $84,647,250.

(19) U.S. government securities, 0.00% to 4.50%, 11-29-2018 to 5-15-2047, fair value including accrued interest is $255,000,044.

(20) U.S. government securities, 0.50% to 4.50%, 5-15-2019 to 2-15-2047, fair value including accrued interest is $510,000,063.

(21) U.S. government securities, 0.13% to 4.63%, 5-31-2019 to 11-15-2045, fair value including accrued interest is $510,000,037.

(22) U.S. government securities, 0.00% to 6.63%, 12-13-2018 to 5-15-2046, fair value including accrued interest is $255,000,014.

(23) U.S. government securities, 0.00% to 6.75%, 2-28-2019 to 5-15-2047, fair value including accrued interest is $204,000,007.

2

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2018 (unaudited)

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.

3

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2018 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Repurchase agreements	$0	$8,672,597,597	$0	$8,672,597,597
Treasury debt	0	6,089,379,919	0	6,089,379,919

Total assets	$0	$14,761,977,516	$0	$14,761,977,516

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2018, the Fund did not have any transfers into/out of Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	December 21, 2018

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date:	December 21, 2018

By:	/s/ Jeremey DePalma
Jeremy DePalma Treasurer

Date:	December 21, 2018